SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 38
                                 ----
                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /x/


     Amendment No.  38
                   ----
                       (Check appropriate box or boxes.)

 COUNTRYWIDE STRATEGIC TRUST
-----------------------------
(Exact name of Registrant as Specified in Charter)

FILE NOS. 811-3651 and 2-80859
------------------------------
312 Walnut Street, 21st Floor, Cincinnati, Ohio  45202
------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 629-2000
-----------------------------------------------------------------
Robert H. Leshner, 312 Walnut Street, 21st Floor,
-------------------------------------------------
Cincinnati, Ohio 45202
-----------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/X/ on August 1, 1999 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)
/ /  on (date) pursuant to paragraph (a) of Rule 485

Registrant registered an indefinite number of securities under Rule 24f-2 by filing Registrant's initial registration statement effective April 14, 1983. Pursuant to paragraph (b)(1) of Rule 24f-2, Registrant filed a Rule 24f-2 Notice for the fiscal year ended March 31, 1998 on June 29, 1998.

TOTAL NUMBER OF PAGES:
EXHIBIT INDEX ON PAGE:

                          COUNTRYWIDE STRATEGIC TRUST
                           ------------------------
                                 FORM N-1A
                           CROSS REFERENCE SHEET
                          ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Cover Page
2...........................  Risk/Return Summary
                              Investment Strategies and Related Risks
3...........................  Risk/Return Summary: Fee Table
4...........................  Investment Objectives, Investment Strategies
                              and Related Risks
5...........................  None
6...........................  Operation of the Funds
7...........................  Calculation of Share Price and Public Offering
                              Price, How to Purchase Shares, How to Redeem
                              Shares, Dividends and Distributions, Taxes
                              Application
8............................ How to Purchase Shares, How to Redeem Shares, How
                              to Exchange Shares, Distribution Plan(s)
9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  Definitions, Policies and Risk
                              Considerations, Investment Limitations,
                              Portfolio Turnover
13..........................  Trustees and Officers
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Underwriter,
                              Mastrapasqua & Associates, Distribution Plans,
                              Custodian, Auditors, Transfer Agent
16..........................  Securities Transactions
17..........................  The Trust
18..........................  Calculation of Share Price and Public
                              Offering Price, Other Purchase
                              Information, Redemption in Kind
19..........................  Taxes
20..........................  The Investment Adviser and Underwriter
21..........................  Historical Performance Information
22..........................  Annual Report

  --------                                                 Income
  --------      Countrywide Investments              Capital Appreciation

  --------

  --------

  --------



                                                      Prospectus


            Equity Fund
            Utility Fund

                                                       August 1, 1999


                                                      Countrywide
                                                 [logo] Investments

   These   securities  have  not  been
   approved  or  disapproved  by  the
   Securities and Exchange Commission
   nor has the Securities and Exchange
   Commission passed upon the accuracy
   or adequacy of this Prospectus. Any
   representation to the contrary is a
   criminal offense.

   This Prospectus has information you
   should know before you invest.
   Please read it carefully and keep it
   with your investment records.

                                                      PROSPECTUS
                                                      August 1, 1999


                           COUNTRYWIDE STRATEGIC TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                                  800-543-0407

                                 EQUITY FUND
                                 UTILITY FUND





TABLE OF CONTENTS

RISK/RETURN SUMMARY ........................................................
RISK/RETURN SUMMARY: FEE TABLE..............................................
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RELATED RISKS...............
HOW TO PURCHASE SHARES......................................................
HOW TO REDEEM SHARES...................................................... ..
HOW TO EXCHANGE SHARES......................................................
DIVIDENDS AND DISTRIBUTIONS..................................................
TAXES...................................................... .................
OPERATION OF THE FUNDS......................................................
DISTRIBUTION PLANS ..........................................................
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE.........................
FINANCIAL HIGHLIGHTS...................................................... ..

For further information or assistance in opening an account, please contact your broker or call us at the above number.

RISK/RETURN SUMMARY
-------------------

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The Equity Fund seeks long-term growth of capital, current income and growth of income by investing primarily in dividend-paying common stocks.

The Utility Fund seeks current income and capital appreciation by investing primarily in stocks of public utilities.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The Funds invest primarily in stocks that have attractive opportunities for growth of principal and dividends, yet sell at reasonable valuations compared to the Adviser's expected growth rates of revenues, cash flows and earnings.

The EQUITY FUND will invest in a diversified portfolio of dividend-paying common stocks of mid and large capitalization domestic companies having at least three years operating history. Under normal conditions, at least 65% of the Fund's total assets will be invested in common stocks.

The UTILITY FUND will invest in a diversified portfolio of common, preferred and convertible preferred stocks of domestic public utilities that currently pay dividends and which have been operating for at least 3 years. Under normal conditions, at least 65% of the Fund's total assets will be invested in the securities of public utilities, which are those companies that are involved in the production, supply or distribution of electricity, natural gas, telecommunications and water.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

INVESTMENT RISKS COMMON TO BOTH FUNDS. The return on and value of an investment in the Funds will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Funds.

An  investment  in the Funds is not a deposit  of a bank and is not  insured  or
guaranteed  by  the  Federal   Deposit   Insurance   Corporation  or  any  other
governmental agency.

SPECIAL RISKS OF INVESTING IN THE UTILITY FUND. The risks associated with an investment in the Utility Fund include the risks associated with investments in the public utility industry, such as rate regulation by government agencies, fuel shortages and restrictions on operations due to licensing and environmental considerations.

PERFORMANCE SUMMARY

The bar charts and performance tables shown below provide an indication of the risks of investing in the Funds by showing the changes in the performance of the Funds from year to year during the Funds' operations and by showing how the average annual returns of the Funds compare to those of a broad-based securities market index. The Funds' past performance is not necessarily an indication of their future performance.

EQUITY FUND - CLASS C [bar chart]

-2.43%            31.03%            13.42%           28.37%            20.70%

1994               1995             1996             1997              1998

The total returns shown above do not reflect the sales load on Class C shares and, if included, returns would be less than those shown.

During the period shown in the bar chart, the highest return for a quarter was 19.92% during the quarter ended December 31, 1998 and the lowest return for a quarter was -10.57% during the quarter ended September 30, 1998.

The year-to-date return of the Fund's Class C shares as of June 30, 1999 is 8.09%.

UTILITY FUND - CLASS A  [bar chart]

2.34%   22.70%     7.66%     8.03%   -2.02%  26.46%    5.77%   27.90%    17.64%

1990     1991     1992      1993     1994     1995     1996      1997     1998

The total returns shown above do not reflect the sales load on Class A shares and, if included, returns would be less than those shown.

During the period shown in the bar chart, the highest return for a quarter was 16.83% during the quarter ended December 31, 1997 and the lowest return for a quarter was - 5.32% during the quarter ended June 30, 1998.

The year-to-date return of the Fund's Class A shares as of June 30, 1999 is 1.96%.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 1998

                                    One Year   Five Years   Since Inception(1)
                                    --------   ----------   ------------------
Equity Fund Class A                  17.03%      17.57%           16.13%
Standard & Poor's 500 Index(2)       28.58%      24.06%           23.10%
Equity Fund Class C                  20.70%      17.57%           15.65%
Standard & Poor's 500 Index(2)       28.58%      24.06%           22.59%

Utility Fund Class A                 12.94%      13.62%           12.32%
Standard & Poor's Utility Index(3)   14.77%      14.02%           12.48%
Utility Fund Class C                 16.41%      13.64%           12.15%
Standard & Poor's Utility Index(3)   14.77%      14.02%           12.55%

(1) Inception date for Equity Fund Class A and Utility Fund Class C was August 2, 1993; inception date for Equity Fund Class C was June 7, 1993; inception date for Utility Fund Class A was August 15, 1989.

(2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

(3) The Standard & Poor's Utility Index is a widely recognized, unmanaged index consisting of electric power, natural gas and telephone companies.

RISK/RETURN SUMMARY: FEE TABLE
------------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                      Class A    Class C
                                                      Shares     Shares
                                                      ------     ------
Maximum Sales Load . . . . . . . . . . . . . . . .     5.75%      2.25%
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . . . . . .     5.75%      1.25%
Maximum Deferred Sales Load
(as a percentage of original purchase price) . . .     None*         1%
Sales Load Imposed on Reinvested Dividends . . . .     None        None
Redemption Fee . . . . . . . . . . . . . . . . . .     None**      None**
Exchange Fee . . . . . . . . . . . . . . . . . . .     None        None

* If you purchase $1 million or more shares and do not pay a front-end sales load, you may be subject to a deferred sales load of 1% if the shares are redeemed within one year of their purchase and a dealer's commission was paid on the shares.
** You will be charged $8 for each wire redemption. This fee is subject to change.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                          Equity Fund           Utility Fund
                                       Class A    Class C    Class A    Class C
                                       Shares     Shares     Shares     Shares
                                       ------     ------     ------     ------
Management Fees                          .75%       .75%       .75%       .75%
Distribution (12b-1) Fees                .25%      1.00%       .23%       .92%
Other Expenses                           .31%       .66%       .35%       .83%
                                        -----      -----      -----      -----
Total Annual Fund Operating Expenses    1.31%      2.41%      1.33%      2.50%
                                        =====      =====      =====      =====

EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          Equity Fund               Utility Fund
                       Class A     Class C       Class A      Class C
                       Shares      Shares        Shares       Shares
                       ------      ------        ------       ------
 1 Year                $  701      $  466        $  703       $  475
 3 Years                  966         867           972          894
 5 Years                1,252       1,394         1,262        1,439
10 Years                2,063       2,837         2,084        2,925

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------

INVESTMENT OBJECTIVE

Each Fund has its own investment objectives. Each Fund's investment objective may be changed by the Board of Trustees without the approval of shareholders. You will be notified if there is a change in a Fund's investment objective and you should then consider whether the Fund will continue to be an appropriate investment under your circumstances.

     The EQUITY FUND seeks long-term growth of capital, current income and growth of income by investing primarily in dividend-paying common stocks.

     The UTILITY FUND seeks current income and capital appreciation by investing primarily in common stocks of public utilities.

INVESTMENT STRATEGIES

     EQUITY FUND. Under normal conditions, the Equity Fund will invest at least 65% of its assets in common stocks. The Fund will invest in a diversified portfolio of mid and large capitalization domestic common stocks of companies which have been operating for at least 3 years.

     UTILITY FUND. Under normal conditions, at least 65% of the Utility Fund's assets will be invested in the securities of public utilities. The Utility Fund will invest in a diversified portfolio of common, preferred and convertible preferred stocks of public utilities that currently pay dividends and which have been operating for at least 3 years. The public utilities industry includes companies involved in the production, supply or distribution of electricity, natural gas, telecommunications (but not radio or television broadcasters) and water. The Fund may invest in any combination of public utility companies.

     In selecting investments for the Utility Fund, the Adviser will consider the effects of regulation within the industry. Although the utility industry is undergoing deregulation, most states still influence pricing and profitability of certain utilities. The Adviser analyzes local regulation and its influence on pricing. The Adviser generally prefers those companies that provide services in a geographic area where the regulatory environment is favorable. The Adviser will also look for companies with a diversified customer base. The Adviser favors investments in those companies that do not overly depend on one certain customer segment (retail, industrial, commercial residential) for a vast majority of their revenue.

     The Adviser expects to hold the Utility Fund's securities for the long-term, but will sell a security when a serious deterioration in the fundamental competitive position of the company occurs or when there is a change in the company's management which the Adviser believes is not in the best interests of shareholders.

     INVESTMENT STRATEGIES COMMON TO BOTH FUNDS. In selecting equity investments for the Funds, the Adviser looks for stocks which have attractive opportunities for growth of principal and dividends, yet sell at reasonable valuations compared to the Adviser's expected growth rates of revenues, cash flows and earnings. The Adviser screens securities from the Standard & Poor's Compustat database and then performs a detailed fundamental analysis on the companies which pass the initial screening. The intent of this analysis is to:

o Gain a thorough understanding of the company's products and/or services and its position within the industry. This is accomplished primarily through discussions with the company and street analysts and by analyzing news and company reports.

o Assess the strength of competing products and services by researching competitors, analyzing pricing and margin trends, technology and new product introductions.

o Determine the actual financial condition of the company by thoroughly reviewing its financial statements.

o Assess management's talent, succession plans and strategies. The Adviser believes that the ability of management to successfully implement well thought-out strategic plans is crucial to the success of any company.

o Determine competitive strengths and weaknesses, opportunities and threats to both the company and the industry. The Adviser searches for companies that have a unique product or niche within an industry which may give them an advantage over their competitors.

     For defensive purposes, each Fund may temporarily hold all or part of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, U.S. Government obligations having a maturity of less than one year or repurchase agreements collateralized by U.S. Government obligations. The Equity Fund may also temporarily invest all or a portion of its assets in long-term U.S. Treasury obligations. When taking such a temporary defensive position, a Fund may not achieve its investment objective.

RISK CONSIDERATIONS

EQUITY FUND. The Equity Fund is designed for investors who are investing for the long term and is not intended for investors seeking assured income or preservation of capital. Changes in market prices can occur at any time.
Accordingly, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

     Because the Equity Fund normally invests most, or a substantial portion, of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Stock markets and stock prices can be volatile. Market action will affect the Fund's net asset value per share, which fluctuates as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Various factors can affect a stock's price (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in general economic conditions or in government regulations affecting an industry). Not all of these factors can be predicted.

UTILITY FUND. Because the Utility Fund normally invests a substantial portion of its assets in the securities of public utilities, the value of the Fund's portfolio will be affected by changes in the public utility market. Stocks of public utilities may be more sensitive to changes in interest rates than other types of equity investments. Changes in market prices of public utilities can occur at any time. Market action will affect the Fund's net asset value per share, which fluctuates as the values of the Fund's portfolio securities change. Accordingly, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

     Investments in securities in the public utility industry are subject to special risks. These include the possibility of rate regulation by government agencies, which may make it difficult to obtain an adequate return on invested capital, pass on cost increases and finance large construction projects. There are additional risks associated with public utilities which provide power or other energy related services such as, difficulties in obtaining fuel at reasonable prices, shortages of fuel, energy conservation measures, restrictions on operations and increased costs and delays from licensing and environmental considerations and the special risks of constructing and operating nuclear power generating facilities or other specialized types of facilities.

HOW TO PURCHASE SHARES
----------------------

You may open an account with the Funds by investing the minimum amount required for the type of account you open. You may invest additional amounts in an existing account at any time. For more information about how to purchase shares, call Countrywide Fund Services, Inc. (the "Transfer Agent") (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The different account options and minimum investment requirements are listed below.

     ACCOUNT OPTIONS

Regular Accounts
----------------

Accounts for Countrywide Affiliates
-----------------------------------
If you (or anyone in your immediate family) are an employee, shareholder or customer of Countrywide Credit Industries, Inc. or any of its affiliated companies, you may open an account for less than the minimum amount required for regular accounts.

Tax-Deferred Retirement Plans
-----------------------------
INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"). An IRA is a special type of account that offers tax advantages. You should consult your financial professional to help decide which type of IRA is right for you.

     Traditional IRA - Assets grow tax-deferred and contributions may be deductible. Distributions are taxable in the year made.

     Spousal IRA - An IRA in the name of a non-working spouse by a working spouse.

     Roth  IRA  -  An  IRA  with   tax-free   growth  of  assets  and   tax-free
distributions, if certain conditions are met. Contributions are not deductible.

     Education IRA - An IRA with tax-free growth of assets and tax-free withdrawals for qualified higher education expenses. Contributions are not deductible.

KEOGH PLANS.  A tax-deferred plan for self-employed individuals.

QUALIFIED  PENSION  AND  PROFIT-SHARING  PLANS  FOR  EMPLOYEES.   These  include
profit-sharing plans with a 401(k) provision.

403(B)(7) CUSTODIAL ACCOUNTS. A tax-deferred account for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code.

Automatic Investment Plan
-------------------------
The automatic investment plan allows you to make automatic monthly investments in either Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs of your transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service.

     MINIMUM INVESTMENT REQUIREMENTS
                                          Initial     Additional
                                          -------     ----------

Regular Accounts                          $1,000       None

Accounts for Countrywide Affiliates       $   50       None

Tax-Deferred Retirement Plans             $  250       None

Automatic Investment Plans                $   50       $ 50

Direct Deposit Plans
--------------------
Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of a Fund. Social security recipients may have all or a portion of their social security check transferred automatically to purchase shares of a Fund.

InvestPlus Plan
---------------
The InvestPlus Plan provides an easy way for Countrywide mortgage holders to invest in the Funds by including their investment with their mortgage payment. If you are a Countrywide mortgage holder, you may write one check for the total amount.

OPENING A NEW ACCOUNT. You may open an account directly with a Fund or through your broker-dealer.

To open an account directly with a Fund, please follow the steps outlined below.

1. Complete the Account Application included in this Prospectus. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest and which class of shares you want to purchase. If you do not indicate which class you want to purchase, we will invest your purchase in Class A shares.

2. Write a check for your initial investment to either the "Equity Fund" or the "Utility Fund." Mail your completed Account Application and your check to the following address:

               COUNTRYWIDE FUND SERVICES, INC.
               P.O. BOX 5354
               CINCINNATI, OHIO 45201-5354

You may also open an account through your broker-dealer. It is the responsibility of broker-dealers to send properly completed orders. If you open an account through your broker-dealer, you may be charged a fee by your broker-dealer.

ADDING TO YOUR ACCOUNT. You may make additional purchases to your account at any time. Additional purchases may be made by mail to the address listed above, by wire or through your broker-dealer. For more information about purchases by wire, please telephone the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). Your bank may charge a fee for sending your wire. Each additional purchase must contain the account name and number in order to properly credit your account.

MISCELLANEOUS. In connection with all purchases of Fund shares, we observe the following policies and procedures:

     o We price direct purchases based upon the next public offering price (net asset value plus any applicable sales load) after your order is received. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by broker-dealers before 4:00 p.m., Eastern time, and transmitted to the Adviser by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from broker-dealers after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.

     o We mail you confirmations of all purchases or redemptions of Fund shares.

     o    Certificates for shares are no longer issued.

     o We reserve the right to limit the amount of investments and to refuse to sell to any person.

     o If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

     o We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

     o There is no fee for purchases made by wire, but we may charge you for this service upon thirty days' prior notice.

     The Funds' account application contains provisions in favor of the Funds, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges) made available to investors.

     Choosing a Share Class
     ----------------------

     Each Fund offers Class A and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Shares of the Utility Fund purchased before August 1, 1993 are Class A shares. Shares of the Equity Fund purchased before August 1, 1993 are Class C shares. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

     The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisers who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive because similar sales load reductions are not available for Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than Class C shares over the term of the investment. As an alternative, Class C shares are sold with a lower initial sales load so more of the purchase price is immediately invested in the Fund. If you do not plan to hold your shares in a Fund for a long time (less than five years), it may be better to purchase Class C shares so that more of your purchase is invested directly in the Fund, although you will pay higher distribution fees. If you plan to hold your shares in a Fund for more than five years, it may be better to purchase Class A shares, since after five years your accumulated distribution fees may be more than the sales load paid on your purchase.

     When determining which class of shares to purchase, you may want to consider the services provided by your financial adviser and the compensation provided to these financial advisers under each share class. Countrywide Investments works with many experienced and very qualified financial advisers throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Countrywide Investments believes that these value-added services can greatly benefit you through market cycles and Countrywide will work diligently with your chosen financial adviser. Countrywide Investments has a financial adviser referral service available, at no cost, to help you choose a financial adviser in your area, if you do not have one.

     Set forth below is a chart comparing the sales loads and 12b-1 fees applicable to each class of shares:

CLASS                       SALES LOAD                        12b-1 FEE
--------------------------------------------------------------------------------

A                  Maximum of 5.75% initial                     0.25%
                   sales load reduced for purchases
                   of $50,000 and over; shares sold
                   without an initial sales load may
                   be subject to a 1.00% contingent
                   deferred sales load during first
                   year if a commission was paid to
                   a dealer

C                  1.25% initial sales load; 1.00%              1.00%
                   contingent deferred sales load
                   during first year
--------------------------------------------------------------------------------

     If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

     Class A Shares
     --------------

     Class A shares are sold at net asset value ("NAV") plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within one year after purchase if a commission was paid by the Adviser to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily assets allocable to Class A shares.

     The following table illustrates the initial sales load breakpoints for the purchase of Class A shares for accounts opened after July 31, 1999:

                                                     Which         Dealer
                                        Percentage   Equals this   Reallowance
                                        Deducted     Percentage    as Percentage
                                        for Sales    of Your Net   of Offering
Amount of Investment                    Load         Investment    Price
--------------------                    ----         ----------    -----
Less than $50,000                       5.75%           6.10%      5.00%
$50,000 but less than $100,000          4.50            4.71       3.75
$100,000 but less than $250,000         3.50            3.63       2.75
$250,000 but less than $500,000         2.95            3.04       2.25
$500,000 but less than $1,000,000       2.25            2.30       1.75
$1,000,000 or more                      None            None

     The following table illustrates the initial sales load breakpoints for the purchase of Class A shares for accounts opened before August 1, 1999:

                                                     Which         Dealer
                                        Percentage   Equals this   Reallowance
                                        Deducted     Percentage    as Percentage
                                        for Sales    of Your Net   of Offering
Amount of Investment                    Load         Investment    Price
--------------------                    ----         ----------    -----
Less than $100,000                      4.00%           4.17%      3.60%
$100,000 but less than $250,000         3.50            3.63       3.30
$250,000 but less than $500,000         2.50            2.56       2.30
$500,000 but less than $1,000,000       2.00            2.04       1.80
$1,000,000 or more                      None            None

     Under certain circumstances, the Adviser may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, the Adviser may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Countrywide Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

     For initial purchases of Class A shares of $1 million or more made after October 1, 1995 and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from the Adviser. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Countrywide Family of Funds. Dealers should contact the Adviser for more information on the calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Countrywide Funds will not qualify for payment of the dealer's commission unless the exchange is from a Countrywide Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

     REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Countrywide Fund sold with a sales load with the amount of any current purchases in order to take advantage of the reduced sales loads set forth in the tables above. Purchases made in any Countrywide load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The Countrywide Funds which are sold with a sales load are listed in the Exchange Privilege section of this Prospectus. You should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

     PURCHASES AT NET ASSET VALUE. Class A shares of the Funds may be purchased at NAV by pension and profit-sharing plans, pension funds and other company-sponsored benefit plans that (1) have plan assets of $500,000 or more, or (2) have, at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or
(4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Adviser relating to such plan.

     Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may purchase Class A shares of the Funds at NAV. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at NAV. Federal and state credit unions may also purchase shares at NAV.

     In addition, Class A shares of the Funds may be purchased at NAV by broker-dealers who have a sales agreement with the Adviser and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     Clients of investment advisers may also purchase Class A shares of the Funds at NAV if their investment adviser or broker-dealer has made arrangements to permit them to do so with the Trust. The investment adviser must notify the Transfer Agent that an investment qualifies as a purchase at NAV.

     Associations and affinity groups and their members may purchase Class A shares of the Funds at NAV provided that management of these groups or their financial adviser has made arrangements with the Trust to permit them to do so. Investors or their financial adviser must notify the Transfer Agent that an investment qualifies as a purchase at NAV.

     Employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate families of such individuals and employee benefit plans established by such entities, may also purchase Class A shares of the Funds at NAV.

     CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Adviser and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to the Adviser and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the contingent deferred sales load.

     Class C Shares
     --------------

     Class C shares are sold with an initial sales load of 1.25% and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the

NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. The Adviser intends to pay a commission of 2.00% of the purchase amount to your broker at the time you purchase Class C shares.

     Additional Information on the Contingent Deferred Sales Load
     ------------------------------------------------------------

     The contingent deferred sales load is waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue
Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.

     All sales loads imposed on redemptions are paid to the Adviser. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

     The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1.00%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in your account are aggregated.

HOW TO REDEEM SHARES
--------------------

BY WRITTEN REQUEST. You may send a written request to the Transfer Agent with your name, your account number and the amount to be redeemed. You must sign your request exactly as your name appears on the Trust's account records. Mail your written request to:

                             COUNTRYWIDE FUND SERVICES, INC.
                             P.O. BOX 5354
                             CINCINNATI, OHIO 45201-5354

BY TELEPHONE. If the amount of your redemption is less than $25,000, you may redeem your shares by telephone. To redeem shares by telephone, call the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). Your redemption proceeds may be mailed to the address stated on your Account Application, wired to your bank or brokerage account as stated on your Account Application or deposited via an Automated Clearing House (ACH) transaction. The telephone redemption privilege is automatically available to you, unless you specifically notify the Transfer Agent not to honor telephone redemptions for your account. IRA accounts may not be redeemed by telephone.

THROUGH YOUR BROKER-DEALER. You may also redeem shares by placing a wire redemption request through your broker-dealer. Your broker-dealer is responsible for ensuring that redemption requests are transmitted to us in proper form in a timely manner.

PROCESSING OF REDEMPTIONS. If you request a redemption by wire, you will be charged an $8 processing fee. We reserve the right to change the processing fee, upon 30 days' notice. All charges will be deducted from your account by redeeming shares in your account. Your bank or brokerage firm may also charge you for processing the wire. Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States. If it is impossible or impractical to wire funds, the redemption proceeds will be sent by mail to the designated account.

     If you would like your redemption proceeds deposited free of charge directly into your account with a commercial bank or other depository institution via an ACH transaction, contact the Transfer Agent for more information.

     We redeem shares based on the current NAV on the day we receive a proper request for redemption, less any contingent deferred sales load on the redeemed shares. Be sure to review "How to Purchase Shares" above to determine whether your redemption is subject to a contingent deferred sales load.

     A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be submitted correctly.

     A SIGNATURE GUARANTEE is required for (1) any redemption which is $25,000 or more (2) any redemption when the name(s) or the address on the account has been changed within 30 days of your redemption request.

ADDITIONAL INFORMATION ABOUT ACCOUNTS AND REDEMPTIONS

SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, we may ask that you increase your account balance if your account falls below the minimum amount required for your account. If the account balance remains below our minimum requirements for 30 days after we notify you, we may close your account and send you the proceeds, less any applicable contingent deferred sales load.

AUTOMATIC WITHDRAWAL PLAN. If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Funds while the plan is in effect are generally undesirable because an initial sales load is incurred whenever purchases are made.

REINVESTMENT PRIVILEGE. If you have redeemed shares of either Fund, you may reinvest all or part of the proceeds without paying a sales load. You must make your reinvestment within 90 days of your redemption and you may only use this privilege once a year.

MISCELLANEOUS. In connection with all redemptions of Fund shares, we observe the following policies and procedures:

     o We may refuse any redemption request involving recently purchased shares until your check for the recently purchased shares has cleared. To eliminate this delay, you may purchase shares of the Funds by certified check or wire.

     o We may refuse any telephone redemption request if the name(s) or the address on the account has been changed within 30 days of your redemption request.

     o We may delay mailing redemption proceeds for up to 7 days (redemption proceeds are normally mailed within 3 days after receipt of a proper request).

     o We will consider all written and verbal instructions as authentic and will not be responsible for processing instructions received by telephone which are reasonably believed to be genuine or for processing redemption proceeds by wire. We will use reasonable procedures to determine that telephone instructions are genuine, such as requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions. If we do not use such procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

HOW TO EXCHANGE SHARES
----------------------

     Shares of either Fund and of any other fund in the Countrywide Family of Funds may be exchanged for each other.

     Class A shares of the Funds which do not have a contingent deferred sales load may be exchanged for Class A shares of any other fund and for shares of a fund which offers only one class of shares (provided these shares do not have a contingent deferred sales load). If you paid a sales load on the shares being exchanged, this amount will be credited towards the sales load (if any) on the shares being acquired.

     Class C shares of the Funds and Class A shares of the Funds which have a contingent deferred sales load, may be exchanged, based on their per share NAV, for shares of any other fund which has a contingent deferred sales load and for shares of any fund which is a money market fund. You will receive credit for the period of time you held the shares being exchanged when determining whether a contingent deferred sales load will apply, unless your shares were held in a money market fund.

     The Countrywide Family of Funds consists of the following funds. Funds which may have a front-end or a contingent deferred sales load are marked with an asterisk.

GROWTH FUNDS                               GROWTH & INCOME FUNDS
------------                               ---------------------
*Growth/Value Fund                         *Equity Fund
*Aggressive Growth Fund                    *Utility Fund

TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
------------------                         -------------------
 Adjustable Rate U.S. Government           *Tax-Free Intermediate Term
  Securities Fund                             Fund
*Intermediate Bond Fund                    *Ohio Insured Tax-Free Fund
*Intermediate Term Government
        Income Fund

TAXABLE MONEY MARKET FUNDS                  TAX-FREE MONEY MARKET FUNDS
--------------------------                  ---------------------------
Short Term Government Income Fund           Tax-Free Money Fund
Institutional Government Income Fund        Ohio Tax-Free Money Fund
Money Market Fund                           California Tax-Free Money
                                              Fund
                                            Florida Tax-Free Money
                                            Fund

     You may exchange shares by written request or by telephone. You must sign your written request exactly as your name appears on the Trust's account records. If you are unable to exchange shares by telephone due to such circumstances as unusually heavy market activity, you can exchange shares by mail or in person. Your exchange will be processed at the next determined NAV (or offering price, if there is a sales load) after the Transfer Agent receives your request.

     You may only exchange shares into a fund which is authorized for sale in your state of residence and you must meet that fund's minimum initial investment requirements. The Board of Trustees may change or discontinue the exchange privilege after giving shareholders 60 days' prior notice. Any gain or loss on an exchange of shares is a taxable event. Before making an exchange, contact the Transfer Agent to request information about the other funds in the Countrywide Family of Funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     Each Fund expects to distribute substantially all of its net investment income quarterly and any net realized long-term capital gains at least annually. Management will determine when to distribute any net realized short-term capital gains.

Your distributions will be paid under one of the following options:

     Share Option -   all distributions are reinvested in additional shares.

     Income Option -  income  and  short-term  capital  gains  are paid in cash;
                      long-term capital gains are reinvested in additional shares.

     Cash Option -    all distributions are paid in cash.

     Please mark on your Account Application the option you have selected. If you do not select an option, you will receive the Share Option. If you select the Income Option or the Cash Option and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current NAV and your account will be converted to the Share Option. You will not receive interest on the amount of your uncashed checks until the checks have been reinvested in your account.

     Distributions will be based on a Fund's NAV on the payable date. If you have received a cash distribution from either Fund, you may reinvest it at NAV (without paying a sales load) at the next determined NAV on the date of your reinvestment. You must make your reinvestment within 30 days of the distribution date and you must notify the Transfer Agent that your distribution is being reinvested under this provision.

TAXES
-----

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. Each Fund intends to distribute to its shareholders substantially all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that each Fund will satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.

     If a Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

     Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but generally are expected to qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gains dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

     Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund. In general, distributions by a Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by the shareholders on December 31 of the preceding year.

     A shareholder will recognize gain or loss upon the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Any loss realized upon a taxable disposition of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of a Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition. Any gain or loss on an exchange of shares is a taxable event.

     If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). Non-United States shareholders are urged to consult their own tax adviser concerning the applicability of the United States withholding tax.

     Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder should also review the more detailed discussion of federal income tax considerations relevant to the Funds that is contained in the Statement of Additional Information. In addition, each prospective shareholder should consult with his own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may differ from the federal income tax consequences described above.

OPERATION OF THE FUNDS
----------------------

     The Funds are diversified series of Countrywide Strategic Trust, an open-end management investment company organized as a Massachusetts business trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

     The Trust retains Countrywide Investments, Inc. (the "Adviser"), 312 Walnut Street, Cincinnati, Ohio 45202 to manage the Funds' investments and their business affairs. The Adviser was organized in 1974 and is also the investment adviser to twelve other funds in the Countrywide Family of Funds. The Adviser is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Each Fund pays the Adviser a fee at the annual rate of .75% of its average daily net assets up to $200 million;.7% of such assets from $200 million to $500 million; and .5% of such assets in excess of $500 million.

     Susan Flischel, First Vice President and Chief Investment Officer - Equities of the Adviser, is primarily responsible for managing the portfolio of each Fund. Ms. Flischel has been employed by the Adviser and affiliated companies in various capacities since 1986. She has been the portfolio manager of the Utility Fund since July 1993 and the portfolio manager of the Equity Fund since March 1995.

     The Adviser is the principal underwriter for the Funds and the exclusive agent for the distribution of shares of the Funds. The Adviser receives the entire sales load on all direct initial investments in shares of the Funds and on all investments which are not made through a broker.

YEAR 2000 READINESS. Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Funds could be adversely impacted if the computer systems used by the Adviser and other service providers have not been converted to meet the requirements of the new century. The Adviser has evaluated its internal systems and expects them to handle the change of millennium. The Adviser is monitoring on an ongoing basis the progress of the Funds' service providers to convert their systems to comply with the requirements of the Year 2000. The Adviser currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Funds to enter into agreements with new service providers or to make other arrangements. In addition, although the Adviser considers an issuer's Year 2000 compliance status in the investment decision making process, companies in which the Funds invest may experience Year 2000 difficulties and the Funds are unable to predict to what extent the Year 2000 issue will impact the value of those securities.

DISTRIBUTION PLANS
------------------

     Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted two separate plans of distribution under which each Fund's two classes of shares may directly incur or reimburse the Adviser for certain expenses related to the distribution of its shares, including payments to securities dealers and other persons, including the Adviser and its affiliates, who are engaged in the sale of shares of a Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of a Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of each class of shares.

     The annual limitation for payment of expenses pursuant to the Class A Plan is .25% of each Fund's average daily net assets allocable to Class A shares. The annual limitation for payment of expenses pursuant to the Class C Plan is 1.00% of each Fund's average daily net assets allocable to Class C shares. The payments permitted by the Class C Plan fall into two categories. First, the Class C shares may directly incur or reimburse the Adviser in an amount not to exceed .75% per year of each Fund's average daily net assets allocable to Class C shares for certain distribution-related expenses as described above. The Class C Plan also provides for the payment of an account maintenance fee of up to .25% per year of each Fund's average daily net assets allocable to Class C shares, which may be paid to dealers based on the average value of Fund shares owned by clients of such dealers. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. In the event a Plan is terminated by the Trust in accordance with its terms, a Fund will not be required to make any payments for expenses incurred after the date the Plan terminates. The Adviser may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     On each day that the Trust is open for business, the public offering price (NAV plus applicable sales load) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its NAV might be materially affected. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund's NAV will fluctuate with the value of the securities it holds.

     The value of the securities held by a Fund is determined as follows: (1) Securities traded on a stock exchange are priced at their last sale price after trading on the New York Stock Exchange has closed. If the securities were not traded on the exchange that day, they are valued at their last bid price; (2) Securities traded in the over-the counter market are priced at their last sale price after trading on the New York Stock Exchange has closed. If the last sale price is not available, the security is valued at the last bid price quoted by brokers that make markets in that security; (3) Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

EQUITY FUND - CLASS A
                                                  Per Share Data for a Share Outstanding Throughout Each Year
==================================================================================================================
                                                                      Years Ended March 31,

                                                      1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  19.38    $  13.76    $  12.45    $   9.84     $  9.26
                                                  ----------   ---------   ----------   ---------  ----------
Income from investment operations:
   Net investment income........................        0.04        0.09        0.12        0.13        0.15
   Net realized and unrealized gains
     on investments.............................        2.73        5.76        1.35        2.60        0.59
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................        2.77        5.85        1.47        2.73        0.74
                                                  ----------   ---------   ----------   ---------  ----------
Less distributions:
   Dividends from net investment income.........       (0.03)      (0.08)      (0.12)      (0.12)      (0.16)
   Distributions from net realized gains........          --       (0.15)      (0.04)         --          --
                                                  ----------   ---------   ----------   ---------  ----------
Total distributions.............................       (0.03)      (0.23)      (0.16)      (0.12)      (0.16)
                                                  ----------   ---------   ----------   ---------  ----------
Net asset value at end of year..................    $  22.12    $  19.38    $  13.76    $  12.45     $  9.84
                                                  ==========   =========   ==========   =========  ==========

Total return(A) ................................      14.30%      42.74%      11.82%      27.90%       8.07%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's)...............    $ 55,561    $ 38,336    $ 14,983    $  8,502     $ 4,300
                                                  ==========   =========   ==========   =========  ==========

Ratio of net expenses to average net
   assets(B)....................................       1.31%       1.25%       1.25%        1.25%       1.25%

Ratio of net investment income to average
   net asset....................................       0.18%       0.53%       0.91%        1.06%       1.57%

Portfolio turnover rate.........................         10%          7%         38%          38%        159%
--------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.43%, 2.02% and 1.94% for the years ended March 31, 1997, 1996 and 1995, respectively.


EQUITY FUND - CLASS C
                                                  Per Share Data for a Share Outstanding Throughout Each Year
======================================================================================================================
                                                                      Years Ended March 31,

                                                      1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  19.34    $  13.77    $  12.46    $   9.86     $  9.26
                                                  ----------   ---------   ----------   ---------  ----------

Income from investment operations:
   Net investment income (loss).................       (0.19)     (0.03)        0.02        0.05        0.10
   Net realized and unrealized gains
      on investments............................        2.71        5.75        1.35        2.60        0.57
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................        2.52        5.72        1.37        2.65        0.67
                                                  ----------   ---------   ----------   ---------  ----------
Less distributions:
   Dividends from net investment income.........          --          --       (0.02)      (0.05)      (0.07)
   Distributions from net realized gains........          --       (0.15)      (0.04)         --          --
                                                  ----------   ---------   ----------   ---------  ----------
Total distributions.............................          --       (0.15)      (0.06)      (0.05)      (0.07)
                                                  ----------   ---------   ----------   ---------  ----------
Net asset value at end of year..................    $  21.86    $  19.34    $  13.77    $  12.46     $  9.86
                                                  ==========   =========   ==========   =========  ==========
Total return(A) ................................      13.03%      41.63%      11.01%      26.90%      7.32%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's)...............    $  3,146    $  3,862    $  2,770    $  2,436     $ 1,995
                                                  ==========   =========   ==========   =========  ==========
Ratio of net expenses to average net
   assets(B)....................................       2.41%       2.00%       2.00%        2.00%       2.00%

Ratio of net investment income (loss) to
   average net assets...........................      (0.92)%     (0.18)%      0.15%        0.38%       0.68%

Portfolio turnover rate.........................         10%          7%         38%          38%        159%
---------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.14%, 2.70% and 2.50% for the years ended March 31, 1997, 1996 and 1995, respectively.

UTILITY FUND - CLASS A

                                                   Per Share Data for a Share Outstanding Throughout Each Year
===============================================================================================================
                                                                      Years Ended March 31,

                                                      1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  16.76    $  12.44    $  12.24    $  10.47     $ 10.52
                                                  ----------   ---------   ----------   ---------  ----------
Income (loss) from investment operations:
   Net investment income........................        0.38        0.43        0.46        0.47        0.43
   Net realized and unrealized gains (losses)
      on investments............................       (1.16)       4.56        0.22        1.77        (0.05)
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................       (0.78)       4.99        0.68        2.24        0.38
                                                  ----------   ---------   ----------   ---------  ----------
Less distributions:
   Dividends from net investment income.........       (0.38)      (0.43)      (0.46)      (0.47)      (0.43)
   Distributions from net realized gains........       (0.18)      (0.24)      (0.02)         --          --
                                                  ----------   ---------   ----------   ---------  ----------
Total distributions.............................       (0.56)      (0.67)      (0.48)      (0.47)      (0.43)
                                                  ----------   ---------   ----------   ---------  ----------
Net asset value at end of year..................    $  15.42    $  16.76    $  12.44    $  12.24     $ 10.47
                                                  ==========   =========   ==========   =========  ==========
Total return(A) ................................     (4.79) %     40.92%        5.61%      21.65%      3.68%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's)...............    $ 38,391    $ 42,463    $ 36,087    $ 40,424     $40,012
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets.........       1.33%       1.25%       1.25%       1.25%       1.25%

Ratio of net investment income to average
    net assets..................................       2.30%       3.03%       3.65%       3.97%       4.06%

Portfolio turnover rate ........................          4%          0%          3%         11%         17%
--------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.


UTILITY FUND - CLASS C

                                                   Per Share Data for a Share Outstanding Throughout Each Year
=================================================================================================================
                                                                      Years Ended March 31,

                                                      1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  16.74    $  12.43    $  12.23    $  10.46     $ 10.51
                                                  ----------   ---------   ----------   ---------  ----------
Income (loss) from investment operations:
   Net investment income........................        0.18        0.31        0.35        0.37        0.35
   Net realized and unrealized gains (losses)
     on investments.............................       (1.16)       4.57        0.24        1.78        (0.04)
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................       (0.98)       4.88        0.59        2.15        0.31
                                                  ----------   ---------   ----------   ---------  ----------
Less distributions:
   Dividends from net investment income.........       (0.18)      (0.33)      (0.37)      (0.38)      (0.36)
   Distributions from net realized gains........       (0.18)      (0.24)      (0.02)         --          --
                                                  ----------   ---------   ----------   ---------  ----------
Total distributions.............................       (0.36)      (0.57)      (0.39)      (0.38)      (0.36)
                                                  ----------   ---------   ----------   ---------  ----------
Net asset value at end of year..................    $  15.40    $  16.74    $  12.43    $  12.23     $ 10.46
                                                  ==========   =========   ==========   =========  ==========
Total return(A) ................................     (5.92)%      39.91%       4.82%      20.78%       3.00%
                                                  ----------   ---------   ----------   ---------  ----------
Net assets at end of year (000's)...............    $  3,215    $  3,597    $  3,099    $  3,686     $ 3,599
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets ........       2.50%       2.00%       2.00%       2.00%       2.00%

Ratio of net investment income to average
   net assets..................................        1.13%       2.28%       2.89%       3.19%       3.41%

Portfolio turnover rate.........................          4%          0%          3%         11%         17%

------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.




                                                                          ACCOUNT NO. ____________________
Account Application (Check appropriate Fund)                                           (For Fund Use Only)

[]  Equity Fund Class A Shares (29)       $_________________                    FOR BROKER/DEALER USE ONLY
[]  Equity Fund Class C Shares (28)                                             Firm Name: ____________________________
[]  Utility Fund Class A Shares (25)      $_________________                    Home Office Address: ___________________
[]  Utility Fund Class C Shares (20)                                            Branch Address: ________________________
                                                                                Rep Name & No.: ________________________
Please mail account application to:                                             Rep Signature: _________________________
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
___________________________________________________________________________________________________________________
Initial Investment of $_____________

[  ]  Check or draft enclosed payable to the Fund(s) designated above.

[  ]  Bank Wire From: _________________________________________________________________________________________________

[  ]  Exchange From: _________________________________________________________________________________________________
                    (Fund Name)                                       (Fund Account Number)

Account Name                                                          S.S. #/Tax I.D.#

_________________________________________________________________     _________________________________________________
Name of Individual, Corporation, Organization, or Minor, etc.         (In case of custodial account
                                                                       please list minor's S.S.#)

_________________________________________________________________     Citizenship:   [  ]  U.S.
Name of Joint Tenant, Partner, Custodian                                             [  ]  Other ______________________

Address                                                               Phone

_________________________________________________________________     (_____)__________________________________________
Street or P.O. Box                                                    Business Phone

_________________________________________________________________     (_____)__________________________________________
City                                    State          Zip            Home Phone

Check Appropriate Box:   [  ] Individual     [  ] Joint Tenant (Right of survivorship presumed)     [  ] Partnership
[  ] Corporation    [  ] Trust     [  ] Custodial      [  ] Non-Profit     [  ] Other

Occupation and Employer Name/Address __________________________________________________________________________________

Are you an associated person of an NASD member?   [  ]  Yes   [  ]   No
___________________________________________________________________________________________________________________

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[  ]  Share Option    _  Income distributions and capital gains distributions automatically reinvested in additional shares.
[  ]  Income Option   _  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.
[  ]  Cash Option     _  Income distributions and capital gains distributions paid in cash
                         [ ] By Check        [  ] By ACH to my bank checking or savings account.  Please attach a voided check.
--------------------------------------------------------------------------------------------------------------------------------
REDUCED SALES CHARGES (CLASS A SHARES ONLY)
Right of Accumulation:  I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of Countrywide Investments.

                         Account Number/Name                                    Account Number/Name
___________________________________________________________-     ________________________________________________________

___________________________________________________________-     ________________________________________________________

Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your
Letter of Intent.)

[  ] I agree to the Letter of Intent in the current Prospectus of Countrywide Strategic Trust.  Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ______________________
19 _______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of
Countrywide Investments at least equal to (check appropriate box):
[  ] $50,000         [  ] $100,000       [  ]  $250,000      [  ] $500,000       [  ]  $1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ACCOUNT SECURITY
For increased security, Countrywide Fund Services, Inc. requires that you establish a Personal Identification Number  [ ][ ][ ][ ]
(PIN).  You will need to use this PIN when requesting account information and placing transactions.  For institutional accounts, please use a four digit number.  For retail accounts, please use the first four letters of your mother's maiden name.
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE AND TIN CERTIFICATION
I certify that I have full right and power, and legal capacity to purchase shares of the Funds and affirm that I have received a current prospectus and understand the investment objectives and policies stated therein.  The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide
Fund Services, Inc., Countrywide Strategic Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, Countrywide Fund
Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or Countrywide Fund Services, Inc., or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  I certify under the penalities of perjury that (1) the Social
Security Number or Tax Identification Number shown is correct and (2) I am not subject to backup withholding.  The certifications in this paragraph are required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law.  The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. (Check here if you are subject to backup withholding).  [  ]


___________________________________     __________________________________
Applicant             Date              Joint Applicant            Date

___________________________________     ___________________________________
Other Authorized Signatory  Date        Other Authorized Signatory  Date

NOTE:  Corporations, trusts and other organizations must provide a copy of the resolution form on the reverse side.
Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE AUTHORIZATION - FOR USE BY CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER INSTITUTIONS
Please retain a copy of this document for your files.  Any modification of the information contained in this section will require an Amendment to this Application Form.
[  ] New Application  [  ] Amendment to previous Application dated ________ Account  No. _______________
Name of Registered Owner ________________________________________________________________________________

The following named person(s) are currently authorized signatories of the Registered Owner.  Any ____ of them is/are authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Countrywide Strategic
Trust for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

       Name                         Title                     Signature

___________________           ____________________           ___________________

___________________           ____________________           ___________________

___________________           ____________________           ___________________

COUNTRYWIDE STRATEGIC TRUST, or any agent of the Trust may, without inquiry, rely upon the instruction of any person(s)
purporting to be an authorized person named above, or in any Amendment received by the Trust or its agent.  The Trust and its Agent shall not be liable for any claims, expenses or losses resulting from having acted upon any instruction reasonably believed to be genuine.
--------------------------------------------------------------------------------------------------------------------------------

                                     SPECIAL INSTRUCTIONS

REDEMPTION INSTRUCTIONS
I understand that the telephone redemption privilege is automatically available to me unless I indicate otherwise below.
(See the prospectus for limitations on this option.)
[  ] I do not wish to have the telephone redemption privilege on my account.
REDEMPTION OPTIONS
[  ] Please mail redemption proceeds to the name and address of record.
[  ] Please wire redemptions to the commercial bank account indicated below (subject to a minimum wire transfer of $1,000 and an
     $8.00 fee.  For wire redemptions please attach a voided check from the account below).
[  ] Checkwriting - Call 1-800-543-0407 for checkwriting application and signature card.

AUTOMATIC INVESTMENT (For Automatic Investment please attach a voided check from the account below.)
Please purchase shares of the Fund by withdrawing from the commercial bank account below, per the instructions below:
Amount $_________(minimum $50)

______________________________ is hereby authorized to charge to my account the bank draft amount here indicated.  I understand the payment of this draft is subject to all provisions of the contract as stated on my bank account signature card.
Please make my automatice investment on:
[ ] the last business day of each month    [ ] the 15th day of each month  [ ] both the 15th and last business day

_________________________________________________________________
(Signature as your name appears on the bank account to be drafted)

Name as it appears on the account __________________________________________________

Commerical bank account #___________________________________________________________

ABA Routing #_______________________________________________________________________

City, State and Zip in which bank is located _______________________________________

Indemnification to Depositor's Bank
     In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks.  CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement.  CFS will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment;
your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
---------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund(s))
This is an authorization for you to withdraw  $_________________ from my mutual fund account beginning the last business day of the month of _____________________.

Please Indicate Withdrawal Schedule (Check One):  Please indicate which Fund:   [  ] Utility Fund
                                                                                [  ] Equity Fund

[  ] Monthly - Withdrawals will be made on the last business day of each month.
[  ] Quarterly - Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[  ] Annually - Please make withdrawals on the last business day of the month of:____________________

Please Select Payment Method (Check One):

[  ] Exchange:  Please exchange the withdrawal proceeds into another Countrywide account number:  ___ ___ _  ___ ___ ___  ___
[  ] Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[  ] ACH Transfer:  Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
     I understand that the transfer will be completed in two to three business days and that there is no charge.
[  ] Bank Wire:  Please send my withdrawal proceeds via bank wire, to the account indicated below.  I understand that the wire will be completed in one business day and that there is an $8.00  fee.

Please attach a voided             _______________________________________________________________________________________
check for ACH or bank wire         Bank Name                               Bank Address

                                   _______________________________________________________________________________________
                                   Bank ABA#                     Account #                               Account Name

[  ]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_____________________________________________________________________________________________________________

Please send to: __________________________________________________________________________________________________________
                Street address                         City                               State                    Zip
____________________________________________________________________________________________________________________________

Countrywide Family of Funds
---------------------------
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide (Toll-Free) 800-543-8721
Cincinnati 513-629-2000
www.countrywideinvestments.com

Board of Trustees
-----------------
Donald L. Bogdon, M.D.
H. Jerome Lerner
Robert H. Leshner
Howard J. Levine
Angelo R. Mozilo
Fred A. Rappoport
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

Investment Adviser
------------------
Countrywide Investments, Inc.
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094

Transfer Agent
--------------
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
-------------------
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050


Additional information about the Funds is included in the Statement of Additional Information ("SAI") which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-800-543-0407 (Nationwide) or 629-2050 (in Cincinnati).

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

File No. 811-3651

Countrywide                          - 32 -
[logo] Investments

  --------
  --------      Countrywide Investments              Capital Appreciation

  --------

  --------

  --------



                                                      Prospectus


                Growth/Value Fund
            Aggressive Growth Fund

                                                       August 1, 1999


                                                      Countrywide
                                                  logo Investments

   These   securities  have  not  been
   approved  or  disapproved  by  the
   Securities and Exchange Commission
   nor has the Securities and Exchange
   Commission passed upon the accuracy
   or adequacy of this Prospectus. Any
   representation to the contrary is a
   criminal offense.

   This Prospectus has information you
   should know before you invest.
   Please read it carefully and keep it
   with your investment records.

                                                      PROSPECTUS
                                                      August 1, 1999


                           COUNTRYWIDE STRATEGIC TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                                  800-543-0407

                                  GROWTH/VALUE FUND
                             AGGRESSIVE GROWTH FUND





TABLE OF CONTENTS

RISK/RETURN SUMMARY ........................................................
RISK/RETURN SUMMARY: FEE TABLE..............................................
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RELATED RISKS...............
HOW TO PURCHASE SHARES......................................................
HOW TO REDEEM SHARES...................................................... ..
HOW TO EXCHANGE SHARES......................................................
DIVIDENDS AND DISTRIBUTIONS..................................................
TAXES...................................................... .................
OPERATION OF THE FUNDS......................................................
DISTRIBUTION PLANS ..........................................................
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE.........................
FINANCIAL HIGHLIGHTS...................................................... ..

For further information or assistance in opening an account, please contact your broker or call us at the above number.

RISK/RETURN SUMMARY
-------------------
WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The GROWTH/VALUE FUND seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth.

The AGGRESSIVE GROWTH FUND seeks long-term capital appreciation primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The GROWTH/VALUE FUND invests primarily in domestic stocks of large-cap growth companies which the Adviser believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period.

The AGGRESSIVE GROWTH FUND invests primarily in common stocks of domestic companies which are likely to benefit from new or innovative products, services or processes and have accelerated earnings and cash flow growth. The Fund invests in stocks of various sized companies, even those with less than
$750   million  in capitalization.

INVESTMENT STRATEGIES COMMON TO BOTH FUNDS
Each Fund seeks to achieve its investment objective by investing primarily in common stocks of companies which, in the opinion of the Adviser, are expected to achieve growth of investment principal over time. Each Fund's portfolio is comprised of securities of (1) "core" companies which have above-average earnings growth and excellent prospects for future growth and (2) "earnings/cash flow acceleration" companies which have currently experienced a dramatic increase in earnings or are projected to do so.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

RISKS COMMON TO BOTH FUNDS
The return on and value of an investment in the Funds will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Funds.

Each Fund is a non-diversified fund, which means that it may invest more than 5% of its assets in the securities of one issuer. This may cause a Fund's net asset value to be more sensitive to any single economic, business, political or regulatory occurrence than the net asset value of a diversified fund.

An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SPECIAL  RISKS  OF  INVESTING  IN THE  AGGRESSIVE  GROWTH  FUND
Generally, the Aggressive Growth Fund will assume a more expanded risk profile than the Growth/Value Fund. The Aggressive Growth Fund may invest in stocks of small and medium-sized companies. These companies may have more limited product lines and financial resources than larger, more established companies. The share price of small and medium-sized companies may be more volatile than the share price of larger companies and their securities may be less actively traded. The Aggressive Growth Fund may also invest in securities of companies which offer new or innovative products, which may subject the Fund to greater risks and greater share price fluctuation than an investment in other types of equity funds.

Performance Summary

     The bar charts and performance tables shown below provide an indication of the risks of investing in the Funds by showing the changes in the performance of the Funds from year to year during the Funds' operations and by showing how the average annual returns of the Funds compare to those of a broad-based securities market index. The Funds' past performance is not necessarily an indication of their future performance.

GROWTH/VALUE FUND - CLASS A (bar chart)

20.65%    23.78%   39.06%
1996      1997     1998

The total returns shown above do not reflect sales loads on Class A shares and, if included, returns would be less than those shown.

During the period shown in the bar chart, the highest return for a quarter was 34.03% during the quarter ended December 31, 1998 and the lowest return for a quarter was -8.50% during the quarter ended September 30, 1998.

The year-to-date return for the Fund's Class A shares as of June 30, 1999 is 13.04%.

AGGRESSIVE GROWTH FUND (bar chart)

24.08%     17.05%   25.24%
1996       1997     1998

The total returns shown above do not reflect sales loads on the Fund's shares and, if included, returns would be less than those shown.

During the period shown in the bar chart, the highest return for a quarter was 34.58% during the quarter ended December 31, 1998 and the lowest return for a quarter was -17.13% during the quarter ended December 31, 1997.

The Fund's year-to-date return as of June 30, 1999 is 4.87%.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 1998

                                                             Since Inception
                                                 One Year   (September 29, 1995)
                                                 --------   --------------------
Growth/Value Fund - Class A                        33.50%        25.62%
S&P 500 Index(1)                                   28.58%        27.91%

Aggressive Growth Fund                             20.23%        18.55%
NASDAQ Composite Index(2)                          40.20%        25.96%

(1) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

(2) The NASDAQ Composite Index is an unmanaged index of common stocks of companies traded over-the-counter and offered through the National Association of Securities Dealers Automated Quotations system.

RISK RETURN SUMMARY: FEE TABLE
------------------------------
This table describes the fees and expenses that you will pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                Growth/Value Fund
                                                Class A  Class C     Aggressive
                                                Shares   Shares      Growth Fund
                                                -----------------    -----------
Maximum Sales Load . . . . . . . . . . . . .    5.75%     2.25%       5.75%
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . . .    5.75%     1.25%       5.75%
Maximum Deferred Sales Load
(as a percentage of original purchase price)    None*        1%       None*
Sales Load Imposed on Reinvested Dividends .    None       None       None
Redemption Fee . . . . . . . . . . . . . . .    None**     None**     None**
Exchange Fee . . . . . . . . . . . . . . . .    None       None       None

* If you purchase $1 million or more shares and do not pay a front-end sales load, you may be subject to a deferred sales load of 1% if the shares are redeemed within 1 year of their purchase and a dealer's commission was paid on the shares.
** You will be charged $8 for each wire redemption. This fee is subject to change.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                       Growth/Value Fund
                                      Class A   Class C    Aggressive
                                       Shares    Shares     Growth Fund
 Management Fees                       1.00%     1.00%        1.00%
 Distribution (12b-1) Fees              .23%      .98%         .16%
 Other Expenses                         .43%      .43%(A)      .84%
                                       -----     -----        ----
 Total Annual Fund Operating Expenses  1.66%     2.41%        2.00%(B)
                                       =====     =====        =====

(A)  Based  on  estimated  amounts  for  the  current  fiscal  year.
(B) After reimbursement of operating expenses by the Manager, total Fund operating expenses were 1.95% for the fiscal year ended March 31, 1999. The Manager may discontinue this reimbursement at any time.

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. The costs for Class C shares of the Growth/Value Fund are based on estimated expenses for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                        Growth/Value    Growth/Value
                           Fund           Fund            Aggressive Growth
                      Class A Shares   Class C Shares          Fund
                      --------------   --------------      ----------------
     1 Year              $    734         $    366             $     766
     3 Years                1,068              867                 1,166
     5 Years                1,425            1,394                 1,591
    10 Years                2,427            2,837                 2,768

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------
INVESTMENT OBJECTIVES

     The GROWTH/VALUE FUND seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth.

     The AGGRESSIVE GROWTH FUND seeks long-term capital appreciation primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes whose valuations may not yet reflect the prospects for accelerated earnings/cash flow growth.

INVESTMENT STRATEGIES

   GROWTH/VALUE FUND
The Growth/Value Fund will focus on domestic growth companies which are believed to have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. The Growth/Value Fund will invest primarily in large-cap stocks and will not invest more than 10% of its assets in companies with market capitalizations of less than $750 million at the time of purchase.

   AGGRESSIVE GROWTH FUND
The Aggressive Growth Fund will focus on domestic growth companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings and cash flow. The Aggressive Growth Fund will invest in companies of various sizes. Many of these companies are in the small to medium-sized category, meaning they have market capitalizations of less than $750 million at the time of purchase. The Aggressive Growth Fund may also invest up to 15% of its assets in common stocks which are not actively traded on a national or regional stock exchange.

   INVESTMENT  STRATEGIES  COMMON TO BOTH FUNDS
Each Fund seeks to achieve its investment objectives by investing primarily in common stocks of companies which, in the opinion of the Adviser, are expected to achieve growth of investment principal over time. In selecting investments for the Funds, the Adviser looks for securities which it believes are undervalued, that is, securities which are trading at prices below their true worth.

     Each Fund's portfolio is comprised of securities of two basic categories of companies:

                  (1) "core" companies which the Adviser believes have shown above-average and consistent long-term growth
                           in  earnings   and  cash  flow  and  have   excellent
                           prospects for future growth.  Core companies
                           generally have projected 3 to 5 year earnings and cash flow growth rates that exceed the risk-adjusted price-to-earnings ratio. Core companies consist of approximately two-thirds of each Fund's portfolio.
                  (2) "earnings/cash flow acceleration" companies, which the Adviser believes are either currently enjoying or
                           are  projected  to  enjoy  a  dramatic   increase  in
                           earnings and/or cash flow. These companies often have been overlooked by the financial community and are believed to have valuations which have not been fully recognized by the market. The Adviser believes that these companies may experience an uncharacteristically rapid growth rate during the immediate 18 to 36 months. These companies are typically newer additions to the portfolio and may become core holdings over time. Earnings/cash flow acceleration companies may consist of up to one-third of each Fund's portfolio.


     The Adviser expects to hold investments in the Growth/Value Fund for an average of 18 to 36 months. However, changes in the Adviser's outlook and market conditions may significantly affect the amount of time the Growth/Value Fund holds a security. The Aggressive Growth Fund may make short-term trades in order to take advantage of changing market, industry or company conditions. Each Fund's portfolio turnover may vary greatly from year to year and during a particular year. The Adviser does not set a price target for its holdings in order to determine when to sell an investment. Rather, the Adviser generally will sell a security in a Fund if one or more of the following occurs:

                  (1) a change in the fundamentals of a company or an industry;
                  (2)      excessive valuation;
                  (3) better risk/reward opportunities may be found in other stocks; or
                  (4)      excessive overweighting.

    When the Adviser believes that adverse market conditions exist, including any period when it believes that the return on certain money market type instruments would be higher than the return on a Fund's normal investments, a Fund may temporarily hold, for defensive purposes, up to 100% of its total assets in cash and/or short-term obligations. Each Fund may invest in short-term obligations such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and U.S. Government obligations. To the extent that a Fund's assets are invested in short-term obligations, the Fund will not be meeting its investment objective.

RISK CONSIDERATIONS

    RISK  CONSIDERATIONS  COMMON TO BOTH FUNDS
INVESTMENT RISK. The Funds are designed for investors who are investing for the long term and are not intended for investors seeking assured income or preservation of capital. Changes in market prices can occur at any time. Accordingly, there is no assurance that a Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

STOCK MARKET RISK. Because the Funds normally invest most, or a substantial portion, of their assets in stocks, the value of a Fund's portfolio will be affected by changes in the stock markets. Stock markets and stock prices can be volatile. Market action will affect a Fund's net asset value per share, which fluctuates as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Various factors can affect a stock's price (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in general economic conditions or in government regulations affecting an industry). Not all of these factors can be predicted.

RISK OF NON-DIVERSIFICATION. Each Fund is a non-diversified fund and may invest a significant percentage of its assets in a single issuer. This may cause its net asset value to be more sensitive to any single economic, business, political or regulatory occurrence than the net asset value of a diversified fund.

   SPECIAL RISKS OF INVESTING IN THE AGGRESSIVE  GROWTH FUND
It is intended that the Aggressive Growth Fund may assume a more expanded risk profile than will be the case with the Growth/Value Fund. While this could result in above-average appreciation, there is no assurance that this will in fact be the case and the potential exists for above-average depreciation.

The Aggressive Growth Fund may invest in securities of small and medium-sized companies, which may involve greater risks since these securities may have limited marketability and, thus, may be more volatile than securities of larger, more established companies or the market in general. Because small and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of these shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small and medium-sized companies than for larger, more established ones. Although investing in securities of small and medium-sized companies offers potential for above-average returns if the companies are successful, the risk exists that such companies will not succeed and the prices of their shares could significantly decline in value.

HOW TO PURCHASE SHARES
----------------------
You may open an account with the Funds by investing the minimum amount required for the type of account you open. You may invest additional amounts in an existing account at any time. For more information about how to purchase shares, call Countrywide

Fund Services, Inc. (the "Transfer Agent") (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The different account options and minimum investment requirements are listed below.

ACCOUNT OPTIONS

Regular Accounts
----------------
Accounts for Countrywide Affiliates
-----------------------------------
If you (or anyone in your immediate family) are an employee, shareholder or customer of Countrywide Credit Industries, Inc. or any of its affiliated companies, you may open an account for less than the minimum amount required for regular accounts.

Tax-Deferred Retirement Plans
-----------------------------
INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"). An IRA is a special type of account that offers tax advantages. You should consult your financial professional to help decide which type of IRA is right for you.

   Traditional  IRA  -  Assets  grow   tax-deferred  and  contributions  may  be
deductible. Distributions are taxable in the year made.

   Spousal IRA - An IRA in the name of a non-working spouse by a working spouse.

   Roth IRA - An IRA with tax-free growth of assets and tax-free distributions, if certain conditions are met. Contributions are not deductible.

   Education IRA - An IRA with tax-free growth of assets and tax-free withdrawals for qualified higher education expenses.
Contributions are not deductible.

KEOGH PLANS.  A tax-deferred plan for self-employed individuals.

QUALIFIED PENSION AND PROFIT-SHARING PLANS FOR EMPLOYEES. These include profit-sharing plans with a 401(k) provision.

403(B)(7) CUSTODIAL ACCOUNTS. A tax-deferred account for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code.

Automatic Investment Plan
-------------------------
The automatic investment plan allows you to make automatic monthly investments in either Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan.

The Transfer Agent pays the costs of your transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service.

MINIMUM INVESTMENT REQUIREMENTS
                                          Initial     Additional
                                          -------     ----------
Regular Accounts                          $1,000        None

Accounts for Countrywide Affiliates       $   50        None

Tax-Deferred Retirement Plans             $  250        None

Automatic Investment Plans                $   50        $ 50

Direct Deposit Plans
--------------------
Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of a Fund. Social security recipients may have all or a portion of their social security check transferred automatically to purchase shares of a Fund.

InvestPlus Plan
----------------
The InvestPlus Plan provides an easy way for Countrywide mortgage holders to invest in the Funds by including their investment with their mortgage payment. If you are a Countrywide mortgage holder, you may write one check for the total amount.

OPENING A NEW ACCOUNT. You may open an account directly with a Fund or through your broker-dealer.

To open an account directly with a Fund, please follow the steps outlined below.

1. Complete the Account Application included in this Prospectus. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest and, for the Growth/Value Fund, the class of shares you wish to purchase.

2. Write a check for your initial investment to either the "Growth/Value Fund" or the "Aggressive Growth Fund." Mail your completed Account Application and your check to the following address:
                             COUNTRYWIDE FUND SERVICES, INC.
                             P.O. BOX 5354
                             CINCINNATI, OHIO 45201-5354

You may also open an account through your broker-dealer. It is the responsibility of broker-dealers to send properly completed orders. If you open an account through your broker-dealer, you may be charged a fee by your broker-dealer.

ADDING TO YOUR ACCOUNT. You may make additional purchases to your account at any time. Additional purchases may be made by mail to the address listed above, by wire or through your broker-dealer. For more information about purchases by wire, please telephone the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). Your bank may charge a fee for sending your wire. Each additional purchase must contain the account name and number in order to properly credit your account.

MISCELLANEOUS. In connection with all purchases of Fund shares, we observe the following policies and procedures:

    o We price direct purchases based upon the next public offering price (net asset value plus any applicable sales load) after your order is received. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by broker-dealers before 4:00 p.m., Eastern time, and transmitted to the Manager by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from broker-dealers after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.

     o We mail you confirmations of all purchases or redemptions of Fund shares.

     o         Certificates for shares are not issued.

     o We reserve the right to limit the amount of investments and to refuse to sell to any person.

     o If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

     o We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

     o There is no fee for purchases made by wire, but we may charge you for this service upon 30 days' prior notice.

         The Funds' account application contains provisions in favor of the Funds, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges) made available to investors.

Choosing a Share Class (Growth/Value Fund Only)
-----------------------------------------------
         The Growth/Value Fund offers Class A and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Shares of the Growth/Value Fund purchased before August 1, 1999 are Class A shares. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

         The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisers who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive because similar sales load reductions are not available for Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than Class C shares over the term of the investment. As an alternative, Class C shares are sold with a lower initial sales load so more of the purchase price is immediately invested in the Fund. If you do not plan to hold your shares in the Fund for a long time (less than 5 years), it may be better to purchase Class C shares so that more of your purchase is invested directly in the Fund, although you will pay higher distribution fees. If you plan to hold your shares in the Fund for more than 5 years, it may be better to purchase Class A shares, since after 5 years your accumulated distribution fees may be more than the sales load paid on your purchase.

      When determining which class of shares to purchase, you may want to consider the services provided by your financial adviser and the compensation provided to these financial advisers under each share class. Countrywide Investments works with many experienced and very qualified financial advisers throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Countrywide
Investments believes that these value-added services can greatly benefit you through market cycles and Countrywide will work diligently with your chosen financial adviser. Countrywide Investments has a financial adviser referral service available, at no cost, to help you choose a financial adviser in your area, if you do not have one.

         Set forth below is a chart comparing the sales loads and 12b-1 fees applicable to each class of shares:


CLASS                 SALES LOAD                             12b-1 FEE
-------------------------------------------------------------------------------

A                          Maximum of 5.75% initial               0.25%
                           sales load reduced for purchases
                           of $50,000 and over; shares sold
                           without an initial sales load may
                           be subject to a 1.00% contingent
                           deferred sales load during first
                           year if a commission was paid to
                           a dealer

C                          1.25% initial sales load; 1.00%         1.00%
                           contingent deferred sales load
                           during first year
-------------------------------------------------------------------------------

       If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

Shares of the Aggressive Growth Fund and Class A Shares of the Growth/Value Fund
--------------------------------------------------------------------------------
       Shares of the Aggressive Growth Fund and Class A shares of the Growth/Value Fund are sold at net asset value ("NAV") plus an initial sales load. In some cases, reduced initial sales loads may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by the Manager to a participating unaffiliated dealer. Class A shares of the Growth/Value Fund are subject to an annual 12b-1 distribution fee of up to .25% of the Fund's average daily net assets allocable to Class A shares. Shares of the Aggressive Growth Fund are subject to an annual 12b-1 distribution fee of up to .25% of the Fund's average daily net assets.

       The following table illustrates the initial sales load breakpoints for the purchase of shares of the Aggressive Growth Fund and Class A shares of the Growth/Value Fund for accounts opened after July 31, 1999:

                                                    Which          Dealer
                                     Percentage     Equals this    Reallowance
                                     Deducted       Percentage     as Percentage
                                     for Sales      of Your Net    of Offering
Amount of Investment                 Load           Investment     Price
--------------------                 ---------      -----------    -------------
Less than $ 50,000                   5.75%           6.10%         5.00%
$50,000 but less than $100,000       4.50            4.71          3.75
$100,000 but less than $250,000      3.50            3.63          2.75
$250,000 but less than $500,000      2.95            3.04          2.25
$500,000 but less than $1,000,000    2.25            2.30          1.75
$1,000,000 or more                   None            None

The following table illustrates the initial sales load breakpoints for the purchase of shares of the Aggressive Growth Fund and Class A shares of the Growth/Value Fund for accounts opened before August 1, 1999:






                                                    Which          Dealer
                                     Percentage     Equals this    Reallowance
                                     Deducted       Percentage     as Percentage
                                     for Sales      of Your Net    of Offering
Amount of Investment                 Load           Investment     Price
--------------------                 ---------      -----------    -------------
Less than $ 100,000                  4.00%            4.17%        3.60%
$100,000 but less than $250,000      3.50             3.63         3.30
$250,000 but less than $500,000      2.50             2.56         2.30
$500,000 but less than $1,000,000    2.00             2.04         1.80
$1,000,000 or more                   None             None

     Under certain circumstances, the Manager may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, the Manager may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Countrywide Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer- sponsored programs or events.

     For initial purchases of shares of the Aggressive Growth Fund or Class A shares of the Growth/Value Fund of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from the Manager. In determining a dealer's eligibility for such commission, purchases of shares of the Funds may be aggregated with concurrent purchases of shares of other load funds in the Countrywide Family of Funds. Dealers should contact the Manager for more information on the calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Countrywide Funds will not qualify for payment of the dealer's commission unless the exchange is from a Countrywide Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous 12 months. Redemptions may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases" below.

         REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing shares of any Countrywide Fund sold with a sales load with the amount of any current purchases in order to take advantage of the reduced sales loads set forth in the tables above. Purchases made in any Countrywide load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The Countrywide Funds which are sold with a sales load are listed in the Exchange Privilege section of this Prospectus. You should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

         PURCHASES  AT NET  ASSET  VALUE.  Shares of the Aggressive Growth
Fund or Class A shares of the Growth/Value Fund may be purchased at NAV by pension and profit-sharing plans, pension funds and other company-sponsored benefit plans that (1) have plan assets of $500,000 or more, or (2) have, at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or
(4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Manager relating to such plan.

      Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may purchase shares of the Aggressive Growth Fund or Class A shares of the Growth/Value Fund at
NAV. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at NAV. Federal and state credit unions may also purchase shares at NAV.

         In  addition,   shares of the Aggressive Growth Fund or Class A shares
of the Growth/Value Fund may be purchased at NAV by broker-dealers who have a sales agreement with the Manager and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Clients of investment advisers may also purchase shares of the Aggressive Growth Fund or Class A shares of the Growth/Value Fund at NAV if their investment adviser or broker-dealer has made arrangements to permit them to do so with the Trust. The investment adviser must notify the Transfer Agent that an investment qualifies as a purchase at NAV.

         Associations and affinity groups and their members may purchase shares of the Aggressive Growth Fund or Class A shares of the Growth/Value Fund at NAV provided that management of these groups or their financial adviser has made arrangements with the Trust to permit them to do so. Investors or their financial adviser must notify the Transfer Agent that an investment qualifies as a purchase at NAV.

         Employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate families of such individuals and employee benefit plans established by such entities, may also purchase shares of the Aggressove Growth Fund or Class A shares of the Growth/Value Fund at NAV.

     CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES. A contingent deferred sales load is imposed upon certain redemptions of shares of the Aggressive Growth Fund and Class A shares of the Growth/Value Fund (or shares into which such shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Manager and the shares are redeemed within 1 year from the date of purchase. The contingent deferred sales load will be paid to the Manager and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of
(1) the NAV at the time of purchase of the shares being redeemed, or (2) the NAV of such shares at the time of redemption. If a purchase is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of shares held for at least 1 year will not be subject to the contingent deferred sales load.

Class C Shares of the Growth/Value Fund
----------------------------------------
         Class C shares of the Growth/Value Fund are sold with an initial sales load of 1.25% and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within 1 year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least 1 year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class C shares. The Manager intends to pay a commission of 2.00% of the purchase amount to your broker at the time you purchase Class C shares.

Additional Information on the Contingent Deferred Sales Load
------------------------------------------------------------
         The contingent deferred sales load is waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Manager may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.

         All sales loads imposed on redemptions are paid to the Manager. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

         The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that 6 months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1.00%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in your account are aggregated.

HOW TO REDEEM SHARES
---------------------
BY WRITTEN REQUEST. You may send a written request to the Transfer Agent with your name, your account number and the amount to be redeemed. You must sign your request exactly as your name appears on the Trust's account records. Mail your written request to:

                             COUNTRYWIDE FUND SERVICES, INC.
                             P.O. BOX 5354
                             CINCINNATI, OHIO 45201-5354

BY TELEPHONE. If the amount of your redemption is less than $25,000, you may redeem your shares by telephone. To redeem shares by telephone, call the Transfer Agent (Nationwide call toll-free 800-543- 0407; in Cincinnati call 629-2050). Your redemption proceeds may be mailed to the address stated on your Account Application, wired to your bank or brokerage account as stated on your Account Application or deposited via an Automated Clearing House (ACH) transaction. The telephone redemption privilege is automatically available to you, unless you specifically notify the Transfer Agent not to honor telephone redemptions for your account. IRA accounts may not be redeemed by telephone.

THROUGH YOUR BROKER-DEALER. You may also redeem shares by placing a wire redemption request through your broker-dealer. Your broker-dealer is responsible for ensuring that redemption requests are transmitted to us in proper form in a timely manner.

PROCESSING OF REDEMPTIONS. If you request a redemption by wire, you will be charged an $8 processing fee. We reserve the right to change the processing fee, upon 30 days' notice. All charges will be deducted from your account by redeeming shares in your account. Your bank or brokerage firm may also charge you for processing the wire. Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States. If it is impossible or impractical to wire funds, the redemption proceeds will be sent by mail to the designated account.

     If you would like your redemption proceeds deposited free of charge directly into your account with a commercial bank or other depository institution via an ACH transaction, contact the Transfer Agent for more information.

     We redeem shares based on the current NAV on the day we receive a proper request for redemption, less any contingent deferred sales load on the redeemed shares. Be sure to review "How to Purchase Shares" above to determine whether your redemption is subject to a contingent deferred sales load.

     A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be submitted correctly.

     A SIGNATURE GUARANTEE is required for (1) any redemption which is $25,000 or more (2) any redemption when the name(s) or the address on the account has been changed within 30 days of your redemption request.

ADDITIONAL INFORMATION ABOUT ACCOUNTS AND REDEMPTIONS

SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, we may ask that you increase your account balance if your account falls below the minimum amount required for your account. If the account balance remains below our minimum requirements for 30 days after we notify you, we may close your account and send you the proceeds, less any applicable contingent deferred sales load.

AUTOMATIC WITHDRAWAL PLAN. If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Funds while the plan is in effect are generally undesirable because an initial sales load is incurred whenever purchases are made.

REINVESTMENT PRIVILEGE. If you have redeemed shares of either Fund, you may reinvest all or part of the proceeds without paying a sales load. You must make your reinvestment within 90 days of your redemption and you may only use this privilege once a year.

MISCELLANEOUS. In connection with all redemptions of Fund shares, we observe the following policies and procedures:

     o We may refuse any redemption request involving recently purchased shares until your check for the recently purchased shares has cleared. To eliminate this delay, you may purchase shares of the Funds by certified check or wire.

     o We may refuse any telephone redemption request if the name(s) or the address on the account has been changed within 30 days of your redemption request.

     o We may delay mailing redemption proceeds for up to 7 days (redemption proceeds are normally mailed within 3 days after receipt of a proper request).

    o We will consider all written and verbal instructions as authentic and will not be responsible for processing instructions received by telephone which are reasonably believed to be genuine or for processing redemption proceeds by wire. We will use reasonable procedures to determine that telephone instructions are genuine, such as requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions. If we do not use such procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

HOW TO EXCHANGE SHARES
----------------------
         Shares of either Fund and of any other fund in the Countrywide Family of Funds may be exchanged for each other.

         Shares of the Aggressive Growth Fund and Class A shares of the Growth/Value Fund which do not have a contingent deferred sales load may be exchanged for Class A shares of any other fund and for shares of any fund which offers only one class of shares (provided these shares do not have a contingent deferred sales load). If you paid a sales load on the shares being exchanged, this amount will be credited towards the sales load (if any) on the shares being acquired.

         Class C shares of a Fund and Class A shares of the Growth/Value Fund which have a contingent deferred sales load, may be exchanged, based on their per share NAV, for shares of any other fund which has a contingent deferred sales load and for shares of any fund which is a money market fund. You will receive credit for the period of time you held the shares being exchanged when determining whether a contingent deferred sales load will apply, unless your shares were held in a money market fund.

         The Countrywide Family of Funds consists of the following funds. Funds which may have a front-end or a contingent deferred sales load are marked with an asterisk.

GROWTH FUNDS                            GROWTH & INCOME FUNDS
*Growth/Value Fund                      *Equity Fund
*Aggressive Growth Fund                 *Utility Fund


TAXABLE BOND FUNDS                      TAX-FREE BOND FUNDS
 Adjustable Rate U.S. Government        *Tax-Free Intermediate Term
       Securities Fund                        Fund
*Intermediate Bond Fund                 *Ohio Insured Tax-Free Fund
*Intermediate Term Government Income
     Fund

TAXABLE MONEY MARKET FUNDS               TAX-FREE MONEY MARKET FUNDS
Short Term Government Income Fund        Tax-Free Money Fund
Institutional Government Income Fund     Ohio Tax-Free Money Fund
Money Market Fund                        California Tax-Free Money
                                           Fund
                                         Florida Tax-Free Money
                                           Fund

         You may exchange shares by written request or by telephone. You must sign your written request exactly as your name appears on the Trust's account records. If you are unable to exchange shares by telephone due to such circumstances as unusually heavy market activity, you can exchange shares by mail or in person. Your exchange will be processed at the next determined NAV (or offering price, if there is a sales load) after the Transfer Agent receives your request.

         You may only exchange shares into a fund which is authorized for sale in your state of residence and you must meet that fund's minimum initial investment requirements. The Board of Trustees may change or discontinue the exchange privilege after giving shareholders 60 days' prior notice. Any gain or loss on an exchange of shares is a taxable event. Before making an exchange, contact the Transfer Agent to request information about the other funds in the Countrywide Family of Funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
     Each Fund expects to distribute substantially all of its net investment income and any net realized long-term capital gains at least annually. Management will determine when to distribute any net realized short-term capital gains.

Your distributions will be paid under one of the following options:

         Share Option -                all distributions are reinvested
                                       in additional shares.

         Income Option -               income and short-term capital gains are
                                       paid in cash; long-term capital gains are reinvested in additional shares.

         Cash Option -                 all distributions are paid in cash.

     Please mark on your Account Application the option you have selected. If you do not select an option, you will receive the Share Option. If you select the Income Option or the Cash Option and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current NAV and your account will be converted to the Share Option. You will not receive interest on the amount of your uncashed checks until the checks have been reinvested in your account.

     Distributions will be based on a Fund's NAV on the payable date. If you have received a cash distribution from either Fund, you may reinvest it at NAV (without paying a sales load) at the next determined NAV on the date of your reinvestment. You must make your reinvestment within 30 days of the distribution date and you must notify the Transfer Agent that your distribution is being reinvested under this provision.

TAXES
------

         Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. Each Fund intends to distribute to its shareholders substantially all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that each Fund will satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.

         If a Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

         Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but generally are expected to qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gains dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

         Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund. In general, distributions by a Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by the shareholders on December 31 of the preceding year.

         A shareholder will recognize gain or loss upon the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Any loss realized upon a taxable disposition of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of a Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition. Any gain or loss on an exchange of shares is a taxable event.

         If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). Non-United States shareholders are urged to consult their own tax adviser concerning the applicability of the United States withholding tax.

         Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder should also review the more detailed discussion of federal income tax considerations relevant to the Funds that is contained in the Statement of Additional Information. In addition, each prospective shareholder should consult with his own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may differ from the federal income tax consequences described above.

OPERATION OF THE FUNDS
----------------------
     The Funds are diversified series of Countrywide Strategic Trust, an open-end management investment company organized as a Massachusetts business trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

     The Trust retains Countrywide Investments, Inc. (the "Manager"), 312 Walnut Street, Cincinnati, Ohio 45202 to provide general investment supervisory services and to manage the Funds' business affairs. The Manager was organized in 1974 and is also the investment adviser to twelve other funds in the Countrywide Family of Funds. The Manager is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Each Fund pays the Manager a fee at the annual rate of 1.00% of its average daily net assets up to $50 million;.90% of such assets from $50 million to $100 million;
 .80% of such assets from $100 million to $200 million; and .75% of such assets in excess of $200 million.

     The Manager is the principal underwriter for the Funds and the exclusive agent for the distribution of shares of the Funds. The Manager receives the entire sales load on all direct initial investments in shares of the Funds and on all investments which are not made through a broker.

    Mastrapasqua & Associates, Inc. (the "Adviser"), 814 Church Street, Nashville, Tennessee, manages the Funds' investments. The Adviser was organized in 1993 and provides investment advisory services to institutions and individual investors. The Manager (not the Funds) pays the Adviser a fee for managing the Funds' portfolios.

    Frank Mastrapasqua, Ph.D, Chairman and Chief Executive Officer of the Adviser, and Thomas A. Trantum, President of the Adviser, are primarily responsible for the day-to-day management of the Funds. Mr. Mastrapasqua founded the Adviser in 1993. Before 1993, he was Director of Research and Chief Investment Strategist and a partner at J.C. Bradford & Co. Mr. Trantum was a Senior Security Analyst and a partner at J.C. Bradford & Co.

until 1993.

YEAR 2000 READINESS. Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Funds could be adversely impacted if the computer systems used by the Adviser and other service providers have not been converted to meet the requirements of the new century. The Adviser has evaluated its internal systems and expects them to handle the change of millennium. The Adviser is monitoring on an ongoing basis the progress of the Funds' service providers to convert their systems to comply with the requirements of the Year 2000. The Adviser currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Funds to enter into agreements with new service providers or to make other arrangements. In addition, although the Adviser considers an issuer's Year 2000 compliance status in the investment decision making process, companies in which the Funds invest may experience Year 2000 difficulties and the Funds are unable to predict to what extent the Year 2000 issue will impact the value of those securities.

DISTRIBUTION PLANS
------------------
         Pursuant to Rule 12b-1 under the 1940 Act, the Aggressive Growth Fund has adopted a plan of distribution (the "Aggressive Growth Plan") and the Growth/Value Fund has adopted two plans of distribution (the "Class A Plan" and the "Class C Plan") which permit the Funds to directly incur or reimburse the Manager for certain expenses related to the distribution of Fund shares, including payments to securities dealers and other persons, including the Manager and its affiliates, who are engaged in the sale of shares of a Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Funds; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of Fund shares.

         The annual limitation for payment of expenses pursuant to the Class A Plan is .25% of the Growth/Value Fund's average daily net assets allocable to Class A shares. The annual limitation for payment of expenses pursuant to the Aggressive Growth Plan is .25% of the Fund's average daily net assets.

         The Class C Plan allows Class C shares to pay two categories of fees for the sale and distribution of its shares. First, the Class C Plan allows for the payment of an account maintenance fee to the Manager in an amount equal to an annual rate of .25% of the Growth/Value Fund's average daily net assets allocable to Class C shares. The account maintenance fee may be paid to other brokers based on the average value of Class C shares owned by a broker's clients. In addition, Class C shares may pay an annual fee of up to .75% of the average daily net assets of Class C shares for sales and distribution expenses. These expenses include payments to brokers who sell Class C shares, advertising and marketing expenses, printing expenses and other distribution- related expenses.

         GENERAL. Because distribution fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. In the event a plan of distribution is terminated by a Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Manager after the date the plan terminates. Distribution expenses paid by the Manager which are not reimbursed by the Funds cannot be carried over from year to year.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
         On each day that the Trust is open for business, the public offering price (NAV plus applicable sales load) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its NAV might be materially affected. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund's NAV will fluctuate with the value of the securities it holds.

     The value of the securities held by a Fund is determined as follows: (1) Securities traded on a stock exchange are priced at their last sale price after trading on the New York Stock Exchange has closed. If the securities were not traded on the exchange that day, they are valued at their last bid price; (2) Securities traded in the over-the counter market are priced at their last sale price after trading on the New York Stock Exchange has closed. If the last sale price is not available, the security is valued at the last bid price quoted by brokers that make markets in that security; (3) Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.

FINANCIAL HIGHLIGHTS
---------------------

The financial highlights table is intended to help you understand the Funds' financial performance. The table shows the financial performance of each Fund during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for periods ending after August 31, 1996 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information and Annual Report, which is available upon request. Information for the period ending August 31, 1996 was audited by other independent accountants. The following information for the Growth/Value Fund is for Class A shares only. Information is not available for Class C shares since their public offering did not begin until August 1, 1999.

GROWTH/VALUE FUND
                                                Per Share Data for a Share Outstanding Throughout Each Period
======================================================================================================================
                                                       Year       Seven Months        Year          Period
                                                       Ended          Ended           Ended          Ended
                                                     March 31,      March 31,      August 31,     August 31,
                                                       1999          1998(A)          1997          1996(B)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      16.30    $      15.90    $     11.18    $     10.00
                                                  ------------   --------------  -------------  -------------
Income from investment operations:
   Net investment loss.........................          (0.17)          (0.08)         (0.13)        (0.06)(C)
   Net realized and unrealized gains
     on investments............................           4.84            1.05           5.39           1.24
                                                  ------------   --------------  -------------  -------------
Total from investment operations...............           4.67            0.97           5.26           1.18
                                                  ------------   --------------  -------------  -------------
Less distributions:
   Distributions from net realized gains.......          (3.47)          (0.57)         (0.54)           --
                                                  ------------   --------------  -------------  -------------
Net asset value at end of period...............   $      17.50    $      16.30    $     15.90    $     11.18
                                                  ============   ==============  =============  =============
Total return(D) ...............................         29.89%           6.43%         47.11%         11.80%
                                                  ============   ==============  =============  =============
Net assets at end of period (000's)............   $     24,664    $     28,649    $    26,778    $    15,108
                                                  ============   ==============  =============  =============

Ratio of net expenses to average net
   assets(E)...................................          1.66%           1.66%(F)       1.95%          1.95%(F)

Ratio of net investment loss to average
   net assets (F)..............................         (0.93)%          (0.91)%(F)     (1.03)%       (0.62)%

Portfolio turnover rate........................            59%             62%(F)         52%            21%
---------------------------------------------------------------------------------------------------------------------
(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.83%(F)
    for the period ended August 31, 1996.
(F) Annualized.



AGGRESSIVE GROWTH FUND

                                                 Per Share Data for a Share Outstanding Throughout Each Period
=====================================================================================================================
                                                       Year       Seven Months        Year          Period
                                                       Ended          Ended           Ended          Ended
                                                     March 31,      March 31,      August 31,     August 31,
                                                       1999          1998(A)          1997          1996(B)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      15.81    $      16.29    $     10.95    $     10.00
                                                  ------------   --------------  -------------  -------------

Income (loss) from investment operations:
   Net investment loss.........................          (0.27)          (0.15)         (0.17)         (0.11)(C)
   Net realized and unrealized gains (losses)
      on investments................................      2.67           (0.33)          5.54           1.06
                                                  ------------   --------------  -------------  -------------
Total from investment operations...............           2.40           (0.48)          5.37           0.95
                                                  ------------   --------------  -------------  -------------
Less distributions:
   Distributions from net realized gains.......          (2.48)             --          (0.03)           --
                                                  ------------   --------------  -------------  -------------
Net asset value at end of period...............   $      15.73    $      15.81    $     16.29    $     10.95
                                                  ============   ==============  =============  =============
Total return(D) ...............................         15.46%          (2.95)%        49.09%          9.50%
                                                  ============   ==============  =============  =============
Net assets at end of period (000's)............   $     11,402    $     15,495    $    13,984    $     6,550
                                                  ============   ==============  =============  =============

Ratio of net expenses to average net
   assets(E)...................................          1.95%           1.95%(F)        1.94%          1.95%(F)

Ratio of net investment loss to average
   net assets(F)...............................         (1.52)%         (1.66)%(F)      (1.57)%        (1.26)%

Portfolio turnover rate........................            93%             40%(F)          51%            16%

Amount of debt outstanding at end of period....   $         --             n/a            n/a            n/a

Average daily amount of debt outstanding during
   the period (000's)..........................   $         80             n/a            n/a            n/a

Average daily number of capital shares outstanding
   during the period (000's)...................            818             n/a            n/a            n/a

Average amount of debt per share during
   the period..................................   $       0.10             n/a            n/a            n/a
-----------------------------------------------------------------------------------------------------------------
(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.00%, 2.62% and 5.05%(F) for the periods ended March 31, 1999, August 31, 1997 and August 31, 1996, respectively.
(F) Annualized.

Account Application (check appropriate Fund)                                    ACCOUNT NO.  ____________________________
                                                                                               (For Fund Use Only)
Please mail account application to:
Countrywide Fund Services, Inc.
P.O. Box 5354                                                         FOR BROKER/DEALER USE ONLY
Cincinnati, Ohio 45201-5354                                           Firm Name:______________________________________
[  ] Aggressive Growth Fund (92)       $________________              Home Office Address:____________________________
[  ] Growth/Value Fund-A Shares (91)   $________________              Branch Address:
[  ] Growth/Value Fund - C Shares (90) $________________              Rep Name & No.:_________________________________
                                                                      Rep Signature:__________________________________

___________________________________________________________________________________________________________________
Initial Investment of $_____________

[  ]  Check or draft enclosed payable to the Fund(s) designated above.

[  ]  Bank Wire From: _________________________________________________________________________________________________

[  ]  Exchange From: _________________________________________________________________________________________________
                    (Fund Name)                                       (Fund Account Number)

Account Name                                                          S.S. #/Tax I.D.#

_________________________________________________________________     _________________________________________________
Name of Individual, Corporation, Organization, or Minor, etc.         (In case of custodial account
                                                                       please list minor's S.S.#)

_________________________________________________________________     Citizenship:   [  ]  U.S.
Name of Joint Tenant, Partner, Custodian                                             [  ]  Other ______________________

Address                                                               Phone

_________________________________________________________________     (_____)__________________________________________
Street or P.O. Box                                                    Business Phone

_________________________________________________________________     (_____)__________________________________________
City                                    State          Zip            Home Phone

Check Appropriate Box:   [  ] Individual     [  ] Joint Tenant (Right of survivorship presumed)     [  ] Partnership
[  ] Corporation    [  ] Trust     [  ] Custodial      [  ] Non-Profit     [  ] Other

Occupation and Employer Name/Address __________________________________________________________________________________

Are you an associated person of an NASD member?   [  ]  Yes   [  ]   No
___________________________________________________________________________________________________________________

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[  ]  Share Option    _  Income distributions and capital gains distributions automatically reinvested in additional shares.
[  ]  Income Option   _  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.
[  ]  Cash Option     _  Income distributions and capital gains distributions paid in cash
                         [ ] By Check        [  ] By ACH to my bank checking or savings account.  Please attach a voided check.
--------------------------------------------------------------------------------------------------------------------------------
REDUCED SALES CHARGES (AGGRESSIVE GROWTH FUND AND GROWTH/VALUE FUND CLASS A SHARES ONLY)
Right of Accumulation:  I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of Countrywide Investments.

                         Account Number/Name                                    Account Number/Name
___________________________________________________________-     ________________________________________________________

___________________________________________________________-     ________________________________________________________

Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your
Letter of Intent.)

[  ] I agree to the Letter of Intent in the current Prospectus of Countrywide Strategic Trust.  Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ______________________
19 _______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of
Countrywide Investments at least equal to (check appropriate box):
[  ] $50,000         [  ] $100,000       [  ]  $250,000      [  ] $500,000       [  ]  $1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ACCOUNT SECURITY
For increased security, Countrywide Fund Services, Inc. requires that you establish a Personal Identification Number  [ ][ ][ ][ ]
(PIN).  You will need to use this PIN when requesting account information and placing transactions.  For institutional accounts, please use a four digit number.  For retail accounts, please use the first four letters of your mother's maiden name.
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE AND TIN CERTIFICATION
I certify that I have full right and power, and legal capacity to purchase shares of the Funds and affirm that I have received a current prospectus and understand the investment objectives and policies stated therein.  The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide
Fund Services, Inc., Countrywide Strategic Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, Countrywide Fund
Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or Countrywide Fund Services, Inc., or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  I certify under the penalities of perjury that (1) the Social
Security Number or Tax Identification Number shown is correct and (2) I am not subject to backup withholding.  The certifications in this paragraph are required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law.  The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. (Check here if you are subject to backup withholding).  [  ]


___________________________________     __________________________________
Applicant             Date              Joint Applicant            Date

___________________________________     ___________________________________
Other Authorized Signatory  Date        Other Authorized Signatory  Date

NOTE:  Corporations, trusts and other organizations must provide a copy of the resolution form on the reverse side.
Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE AUTHORIZATION - FOR USE BY CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER INSTITUTIONS
Please retain a copy of this document for your files.  Any modification of the information contained in this section will require an Amendment to this Application Form.
[  ] New Application  [  ] Amendment to previous Application dated ________ Account  No. _______________
Name of Registered Owner ________________________________________________________________________________

The following named person(s) are currently authorized signatories of the Registered Owner.  Any ____ of them is/are authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Countrywide Strategic
Trust for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

       Name                         Title                     Signature

___________________           ____________________           ___________________

___________________           ____________________           ___________________

___________________           ____________________           ___________________

COUNTRYWIDE STRATEGIC TRUST, or any agent of the Trust may, without inquiry, rely upon the instruction of any person(s)
purporting to be an authorized person named above, or in any Amendment received by the Trust or its agent.  The Trust and its Agent shall not be liable for any claims, expenses or losses resulting from having acted upon any instruction reasonably believed to be genuine.
--------------------------------------------------------------------------------------------------------------------------------

                                     SPECIAL INSTRUCTIONS

REDEMPTION INSTRUCTIONS
I understand that the telephone redemption privilege is automatically available to me unless I indicate otherwise below.
(See the prospectus for limitations on this option.)
[  ] I do not wish to have the telephone redemption privilege on my account.
REDEMPTION OPTIONS
[  ] Please mail redemption proceeds to the name and address of record.
[  ] Please wire redemptions to the commercial bank account indicated below (subject to a minimum wire transfer of $1,000 and an
     $8.00 fee.  For wire redemptions please attach a voided check from the account below).
[  ] Checkwriting - Call 1-800-543-0407 for checkwriting application and signature card.

AUTOMATIC INVESTMENT (For Automatic Investment please attach a voided check from the account below.)
Please purchase shares of the Fund by withdrawing from the commercial bank account below, per the instructions below:
Amount $_________(minimum $50)

______________________________ is hereby authorized to charge to my account the bank draft amount here indicated.  I understand the payment of this draft is subject to all provisions of the contract as stated on my bank account signature card.
Please make my automatice investment on:
[ ] the last business day of each month    [ ] the 15th day of each month  [ ] both the 15th and last business day

_________________________________________________________________
(Signature as your name appears on the bank account to be drafted)

Name as it appears on the account __________________________________________________

Commerical bank account #___________________________________________________________

ABA Routing #_______________________________________________________________________

City, State and Zip in which bank is located _______________________________________

Indemnification to Depositor's Bank
     In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks.  CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement.  CFS will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment;
your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
---------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund(s))
This is an authorization for you to withdraw  $_________________ from my mutual fund account beginning the last business day of the month of _____________________.

Please Indicate Withdrawal Schedule (Check One):  Please indicate which Fund:   [  ] Aggressive Growth Fund
                                                                                [  ] Growth/Value Fund

[  ] Monthly - Withdrawals will be made on the last business day of each month.
[  ] Quarterly - Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[  ] Annually - Please make withdrawals on the last business day of the month of:____________________

Please Select Payment Method (Check One):

[  ] Exchange:  Please exchange the withdrawal proceeds into another Countrywide account number:  ___ ___ _  ___ ___ ___  ___
[  ] Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[  ] ACH Transfer:  Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
     I understand that the transfer will be completed in two to three business days and that there is no charge.
[  ] Bank Wire:  Please send my withdrawal proceeds via bank wire, to the account indicated below.  I understand that the wire will be completed in one business day and that there is an $8.00  fee.

Please attach a voided             _______________________________________________________________________________________
check for ACH or bank wire         Bank Name                               Bank Address

                                   _______________________________________________________________________________________
                                   Bank ABA#                     Account #                               Account Name

[  ]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_____________________________________________________________________________________________________________

Please send to: __________________________________________________________________________________________________________
                Street address                         City                               State                    Zip
____________________________________________________________________________________________________________________________

Countrywide Strategic Trust
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide (Toll-Free) 800-543-8721
Cincinnati 513-629-2000
www.countrywideinvestments.com

Board of Trustees
Donald L. Bogdon, M.D.
H. Jerome Lerner
Robert H. Leshner
Howard J. Levine
Angelo R. Mozilo
Fred A. Rappoport
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

Manager/Underwriter
Countrywide Investments, Inc.
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094

Investment Adviser
Mastrapasqua & Associates, Inc.
814 Church Street, Suite 600
Nashville, Tennessee  37203

Transfer Agent
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050

Additional information about the Funds is included in the Statement of Additional Information ("SAI") which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-800-543-0407 (Nationwide) or 629-2050 (in Cincinnati).
Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

File No. 811-3651
                                  Countrywide
                               [logo] Investments

                           COUNTRYWIDE STRATEGIC TRUST
                           ---------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                 August 1, 1999

                                  Utility Fund
                                   Equity Fund
                                Growth/Value Fund
                             Aggressive Growth Fund


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the applicable Fund of Countrywide Strategic Trust dated August 1, 1999. A copy of a Fund's Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-4094, or by calling the Trust nationwide toll-free 800-543-0407, or in Cincinnati 629-2050.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           Countrywide Strategic Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----

THE TRUST......................................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................5

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS...................................22

INVESTMENT LIMITATIONS........................................................25

TRUSTEES AND OFFICERS.........................................................31

THE INVESTMENT ADVISER AND UNDERWRITER........................................34

MASTRAPASQUA AND ASSOCIATES...................................................37

DISTRIBUTION PLANS............................................................37

SECURITIES TRANSACTIONS.......................................................40

PORTFOLIO TURNOVER............................................................42

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................43

OTHER PURCHASE INFORMATION....................................................43

TAXES.........................................................................45

REDEMPTION IN KIND............................................................54

HISTORICAL PERFORMANCE INFORMATION............................................54

PRINCIPAL SECURITY HOLDERS....................................................58

CUSTODIAN.....................................................................59

AUDITORS......................................................................60

TRANSFER AGENT................................................................60

ANNUAL REPORT.................................................................61

THE TRUST
---------

     Countrywide Strategic Trust (the "Trust"), formerly Midwest Strategic Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on November 18, 1982. The Trust currently offers four series of shares to investors: the Utility Fund, the Equity Fund, the Growth/Value Fund and the Aggressive Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective(s) and policies.

     Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Growth/Value Fund and the Aggressive Growth Fund, on August 29, 1997, succeeded to the assets and liabilities of another mutual fund of the same name (the "Predecessor Fund"), which was an investment series of Trans Adviser Funds, Inc. The investment objective, policies and restrictions of each Fund and its Predecessor Fund are substantially identical and the financial data and information in this Statement of Additional Information with respect to the Growth/Value Fund and the Aggressive Growth Fund for periods ended prior to September 1, 1997 relate to the Predecessor Funds.

     Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     Both Class A shares and Class C shares of the Utility Fund, the Equity Fund and the Growth/Value Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

     Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

     Each Fund has its own investment objective, strategies and related risks. There can be no assurance that the investment objective of a Fund will be met. The investment objectives of the Utility Fund and the Equity Fund may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and a Fund's Prospectus has been revised accordingly. The investment objectives of the Growth/Value Fund and the Aggressive Growth Fund are fundamental and can only be changed by vote of the majority of the outstanding shares of the applicable Fund. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The investment practices and limitations of the Funds are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval, except in those instances where shareholder approval is expressly required.

     A more detailed discussion of some of the terms used and investment policies described in the Prospectuses (see "Investment Objectives, Investment Strategies and Related Risks") appears below:

     WHEN-ISSUED SECURITIES AND SECURITIES PURCHASED ON A TO-BE-ANNOUNCED BASIS. The Funds will only make commitments to purchase securities on a when-issued or to-be-announced ("TBA") basis with the intention of actually acquiring the securities. In addition, the Funds may purchase securities on a when-issued or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction. In connection with these investments, each Fund will direct the Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of a Fund's commitments to purchase securities on a when-issued or TBA basis.

To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued or TBA basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued or TBA basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

     When the time comes for a Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued or TBA basis with the intention of actually acquiring the securities, the Funds may sell these securities before the settlement date if it is deemed advisable by the Adviser as a matter of investment strategy.

     RECEIPTS. The Growth/Value Fund may purchase separately traded interest and principal component parts of such obligations that are transferable through the federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The Custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The Custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

     STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The Growth/Value Fund will limit its investment in such instruments to 20% of its total assets.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to banks, broker-dealers or institutional borrowers of securities. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Fund's investment adviser (or manager) or any affiliated person of the Trust or an affiliated person of the adviser or manager or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter. It is the present intention of the Equity Fund and the Utility Fund to limit the amount of loans of portfolio securities to no more than 25% of a Fund's net assets.

     BORROWING. The Funds may borrow money from banks (including their custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge their assets to secure such borrowings. The Investment Company Act of 1940 requires the Funds to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Funds would be required to reduce their borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce their borrowings, the Funds might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Funds may have less net investment income during periods when its borrowings are substantial. The interest paid by the Funds on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

     The Utility Fund may borrow money from banks (provided there is 300% asset coverage) or from banks or other persons for temporary purposes (in an amount not exceeding 5% of its total assets). The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     The Equity Fund may borrow money in an amount not exceeding 10% of its total assets as a temporary measure for extraordinary or emergency purposes and may pledge assets in connection with borrowings, but will not pledge more than 10% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     The Growth/Value Fund may borrow money from banks (provided there is 300% asset coverage) or from banks or other persons for temporary purposes (in an amount not exceeding 5% of its total assets). The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets.

     The Aggressive Growth Fund may borrow for purposes of leveraging. Borrowing for investment increases both investment opportunity and investment risk. Such borrowings in no way affect the federal tax status of the Fund or its dividends. If the investment income on securities purchased with borrowed money exceeds the interest paid on the borrowing, the net asset value of the Aggressive Growth Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment income fails to cover the Aggressive Growth Fund's costs, including the interest on borrowings or if there are losses, the net asset value of such Fund's shares will decrease faster than would otherwise be the case. This is the speculative factor known as leverage.

     FOREIGN SECURITIES. Each Fund may invest in the securities (payable in U.S. dollars) of foreign issuers. The Utility Fund may also invest in non-U.S. dollar-denominated securities principally traded in financial markets outside the United States. Because the Funds may invest in foreign securities, an investment in the Funds involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S.
company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States. Each of the Utility Fund, the Growth/Value Fund and the Aggressive Growth Fund may invest up to 10% of its total assets at the time of purchase in securities of foreign issuers.

     TRANSACTIONS IN OPTIONS AND FUTURES. The Trustees have approved the use of the options and futures strategies for the Utility Fund and the Aggressive Growth Fund described below.

     1. FUTURES CONTRACTS AND RELATED OPTIONS: The Aggressive Growth Fund may enter into contracts for the future delivery of securities commonly referred to as "futures contracts." A futures contract is a contract by the Fund to buy or sell securities at a specified date and price. No payment is made for securities when the Fund buys a futures contract and no securities are delivered when the Fund sells a futures contract. Instead, the Fund makes a deposit called an "initial margin" equal to a percentage of the contract's value. Payment or delivery is made when the contract expires. Futures contracts will be used only as a hedge against anticipated interest rate changes and for other transactions permitted to entities exempt from the definition of the term commodity pool operator. The Fund will not enter into a futures contract if immediately thereafter the sum of the then aggregate futures market prices of financial or other instruments required to be delivered under open futures contract sales and the aggregate futures market prices of financial instruments required to be delivered under open futures contract purchases would exceed one-third of the value of its total assets. The Fund will not enter into a futures contract if immediately thereafter more than 5% of its net assets would be committed to initial margins.

     Options on futures contracts are similar to options on stocks except that an option on a future gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. As with options on stocks, the holder of an option on a futures contract may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the use of futures contracts, the purchase of options on futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options, plus transaction costs.

     2. WRITING COVERED CALL OPTIONS ON EQUITY SECURITIES. The Utility Fund and the Aggressive Growth Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

     The writing of covered call options is a conservative investment technique which is believed to involve relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

     The Utility Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. The Aggressive Growth Fund may write covered call options if, immediately thereafter, not more than 25% of its net assets would be committed to such transactions. As long as the Securities and Exchange Commission continues to take the position that unlisted options are illiquid securities, the Utility Fund will not commit more than 10% of its net assets and the Aggressive Growth Fund will not commit more than 15% of its net assets to unlisted covered call transactions and other illiquid securities.

     3. WRITING COVERED PUT OPTIONS ON EQUITY SECURITIES: The Aggressive Growth Fund may write covered put options on securities and on futures contracts to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.

     The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions.

     4. PURCHASING OPTIONS ON U.S. GOVERNMENT SECURITIES. The Utility Fund may purchase put options on U.S. Government securities to protect against a risk that an anticipated rise in interest rates would result in a decline in the value of the Fund's portfolio securities. The Fund may purchase call options on U.S. Government securities as a means of obtaining temporary exposure to market appreciation when the Fund is not fully invested.

     A put option is a short-term contract (having a duration of nine months or less) which gives the purchaser of the option, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. A call option is a short-term contract which gives the purchaser of the call option, in return for a premium, the right to buy the underlying security at a specified price during the term of the option. The purchase of put and call options on U.S. Government securities is analogous to the purchase of puts and calls on stocks. The Fund will purchase options on U.S. Treasury Bonds, Notes and Bills only.

     There are special considerations applicable to options on U.S. Treasury Bonds and Notes. Because trading interest in options written on U.S. Treasury Bonds and Notes tends to center on the most recently auctioned issues, the
Exchanges will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of U.S. Treasury Bonds and Notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

     To terminate its rights with respect to put and call options which it has purchased, the Fund may sell an option of the same series in a "closing sale transaction." A profit or loss will be realized depending on whether the sale price of the option plus transaction costs is more or less than the cost to the Fund of establishing the position. If an option purchased by the Fund is not exercised or sold, it will become worthless after its expiration date and the Fund will experience a loss in the form of the premium and transaction costs paid in establishing the option position.

     The option positions may be closed out only on an exchange which provides a secondary market for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The option activities of the Fund may affect its turnover rate and the amount of brokerage commissions paid by the Fund. The Fund pays a brokerage commission each time it buys or sells a security in connection with the exercise of an option. Such commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.

     5. PURCHASING OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Utility Fund may purchase put and call options on interest rate futures contracts. The purchase of put options on interest rate futures contracts hedges the Fund's portfolio against the risk of rising interest rates. The purchase of call options on futures contracts is a means of obtaining temporary exposure to market appreciation at limited risk and is a hedge against a market advance when the Fund is not fully invested. Assuming that any decline in the securities being hedged is accompanied by a rise in interest rates, the purchase of options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund will tend to experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

     An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. The Fund may purchase put and call options on interest rate futures which are traded on a national exchange or board of trade and sell such options to terminate an existing position. The Fund may not enter into interest rate futures contracts. Options on interest rate futures are similar to options on stocks except that an option on an interest rate future gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

     As with options on stocks, the holder of an option on an interest rate futures contract may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. In addition to the risks which apply to all options transactions, there are several special risks relating to options on interest rate futures contracts. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the use of interest rate futures, the purchase of options on interest rate futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options, plus transaction costs.

     6. OPTIONS TRANSACTIONS GENERALLY. Option transactions in which the Utility Fund and the Aggressive Growth Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by a Fund. The success of a Fund in using the option strategies described above depends, among other things, on the investment adviser's ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and its ability to select the proper time, type and duration of the options.

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Each Fund may purchase warrants and rights, provided that no Fund presently intends to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

     REPURCHASE AGREEMENTS. Each Fund may invest all or a portion of its assets in repurchase agreements for temporary defensive purposes. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% (with respect to the Utility Fund) or 15% (with respect to the Equity Fund, the Growth/Value Fund and the Aggressive Growth Fund) of the value of its net assets would be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to a Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Fund's investment adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

     BANK DEBT INSTRUMENTS. Each Fund may invest all or a portion of its assets in bank debt instruments for temporary defensive purposes. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations").

     The Growth/Value Fund and the Aggressive Growth Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

     COMMERCIAL PAPER. Each Fund may invest all or a portion of its assets in commercial paper for temporary defensive purposes. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the investment adviser, subject to the direction of the Board of Trustees, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

     U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest all or a portion of its assets in U.S. Government obligations for temporary defensive purposes. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Funds are not guaranteed or backed by the United States Government.

     SHORT-TERM TRADING. The Aggressive Growth Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Aggressive Growth Fund in order to take advantage of what the Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of the Aggressive Growth Fund and its transaction costs.

     VARIABLE AND FLOATING RATE SECURITIES. The Growth/Value Fund and the Aggressive Growth Fund may acquire variable and floating rate securities, subject to each Fund's investment objective, policies and restrictions. A variable rate security is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

     REVERSE REPURCHASE AGREEMENTS. The Aggressive Growth Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940.

     CONVERTIBLE SECURITIES. The Growth/Value Fund and the Aggressive Growth Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks. The Funds may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Funds may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Funds may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund's ability to achieve its investment objective.

     Convertible securities are bonds, debentures, notes, preferred stock or other securities which may be converted or exchanged by the holder into shares of the underlying common stock at a stated exchange ratio. A convertible security may also be subject to redemption by the issuer, but only after a date and under certain circumstances (including a specified price) established on issue. Adjustable rate preferred stocks are preferred stocks which adjust their dividend rates quarterly based on specified relationships to certain indices of U.S. Treasury securities. A Fund may continue to hold securities obtained as a result of the conversion of convertible securities held by the Fund when the investment adviser believes retaining such securities is consistent with the Fund's investment objective.

     LOWER-RATED SECURITIES. The Aggressive Growth Fund may invest up to 20% of its assets, and the Growth/Value Fund may invest up to 10% of its assets in higher yielding (and, therefore, higher risk), lower rated fixed-income securities, including debt securities, convertible securities and preferred stocks and unrated fixed-income securities. Lower rated fixed-income securities, commonly referred to as "junk bonds," are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated fixed-income securities. There is no minimum rating standard for a Fund's investments in the high yield market; therefore, a Fund may at times invest in fixed-income securities not currently paying interest or in default. The Funds will invest in such fixed-income securities where the Adviser perceives a substantial opportunity to realize a Fund's objective based on its analysis of the underlying financial condition of the issuer. It is not, however, the current intention of either Fund to make such investments.

     Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies, i.e., Ba or lower by Moody's or BB or lower by S&P. The Funds may invest in any security which is rated by Moody's or by S&P, or in any unrated security which the investment adviser determines is of suitable quality. Securities in the rating categories below Baa as determined by Moody's and BBB as determined by S&P are considered to be of poor standing and predominantly speculative. The rating services descriptions of these rating categories, including the speculative characteristics of the lower categories, are set forth in the section "Quality Ratings of Fixed-Income Obligations."

     Lower rated fixed-income securities are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of lower rated fixed-income securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many lower rated fixed-income securities may not be as liquid as Treasury and investment grade bonds. The ability of a Fund to sell lower rated fixed-income securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Moreover, the ability of a Fund to value lower rated fixed-income securities becomes more difficult, and judgment plays a greater role in valuation, as there is less reliable, objective data available with respect to such securities that are thinly traded or illiquid.

     Securities ratings are based largely on the issuer's historical financial information and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although the investment adviser will consider security ratings when making investment decisions in the high yield market, it will perform its own investment analysis and will not rely principally on the ratings assigned by the rating services. The investment adviser's analysis generally may include, among other things, consideration of the issuer's experience and managerial strength, changing financial conditions, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

     ZERO COUPON BONDS. The Growth/Value Fund is permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, federal income tax law requires the Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

     PRIVATE PLACEMENT INVESTMENTS. The Aggressive Growth Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The investment adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

     The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Securities and Exchange Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities (including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the investment adviser the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will continue to monitor and periodically review the investment adviser's selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to their liquidity.

     MAJORITY. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS
-------------------------------------------

Moody's  Investors  Service,  Inc.  provides the following  descriptions  of its
--------------------------------------------------------------------------------
corporate bond ratings:
-----------------------

     Aaa - "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

     Aa - "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities."

     A - "Bonds which are rated A possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

     Baa  -  "Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

     Ba - "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class."

     B - "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

     Caa - "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

     Ca - "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."

     C - "Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

Standard & Poor's  Ratings  Group  provides the  following  descriptions  of its
--------------------------------------------------------------------------------
corporate bond ratings:
-----------------------

     AAA - "Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."

     AA - "Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree."

     A - "Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

     BBB - "Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

     BB - "Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating."

     B - "Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating."

     CCC - "Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating."

     CC - "The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating."

     C - "The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued."

     CI - "The rating CI is reserved for income bonds on which no interest is being paid."

     D - "Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized."

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

     THE LIMITATIONS APPLICABLE TO THE UTILITY FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. MARGIN PURCHASES. The Fund will not purchase any securities on "margin" (except such short-term credits as are necessary for the clearance of transactions or to the extent necessary to engage in transactions described in the Statement of Additional Information which involve margin purchases).

     4. SHORT SALES. The Fund will not make short sales of securities.

     5. OPTIONS. The Fund will not purchase or sell puts, calls, options, straddles, commodities or commodities futures except as described in the Statement of Additional Information.

     6. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.

     7. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

     8. ILLIQUID INVESTMENTS. The Fund will not purchase securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities.

     9. REAL ESTATE. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

     10. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

     11. INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control.

     12. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company.

     13. AMOUNT INVESTED IN ONE ISSUER. The Fund will not invest more than 5% of its total assets in the securities of any issuer; provided, however, that there is no limitation with respect to investments and obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     14. VOTING SECURITIES OF ANY ISSUER. The Fund will not purchase 5% or more of the outstanding voting securities of any electric or gas utility company (as defined in the Public Utility Holding Company Act of 1935), or purchase more than 10% of the outstanding voting securities of any other issuer.

     15. SECURITIES OWNED BY AFFILIATES. The Fund will not purchase or retain the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or partners of its Adviser, owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     16. INDUSTRY CONCENTRATION. Under normal market conditions, the Fund will invest more than 25% of its total assets in the public utilities industry. The Fund will not invest more than 25% of its total assets in any particular industry except the public utilities industry. For purposes of this limitation, the public utilities industry includes companies that produce or supply electric power, natural gas, water, sanitary services, telecommunications and other communications services (but not radio or television broadcasters) for public use or consumption.

     17. SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

     THE LIMITATIONS APPLICABLE TO THE EQUITY FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities. The Fund will not pledge, mortgage or hypothecate its assets except in connection with borrowings described in this investment limitation.

     2. MARGIN PURCHASES.  The Fund will not purchase any securities on "margin"
(except  such   short-term   credit  as  are  necessary  for  the  clearance  of
transactions).

     3. SHORT SALES. The Fund will not make short sales of securities.

     4. OPTIONS. The Fund will not purchase or sell puts, calls, options, straddles, commodities or commodities futures.

     5. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

     6. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     7. ILLIQUID INVESTMENTS. The Fund will not purchase securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

     8. CONCENTRATION. The Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     9. REAL ESTATE. The Fund will not purchase, hold or deal in real estate, including real estate limited partnerships.

     10. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities if the borrower agrees to maintain collateral marked to market daily in an amount at least equal to the market value of the loaned securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

     11. INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control.

     12. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company.

     13. SECURITIES OF ONE ISSUER. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

     14. SECURITIES OF ONE CLASS. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause 10% of any class of securities of such issuer to be held by the Fund, or acquire more than 10% of the outstanding voting securities of such issuer. (All outstanding bonds and other evidences of indebtedness shall be deemed to be a single class of securities of the issuer).

     15. SECURITIES OWNED BY AFFILIATES. The Fund will not purchase or retain the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or partners of its Adviser, owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     16. SENIOR SECURITIES. The Fund will not issue or sell any senior security. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving forward foreign currency exchange contracts, options, futures contracts, short sales and other similar permitted investments and techniques.

     THE LIMITATIONS APPLICABLE TO THE GROWTH/VALUE FUND AND THE AGGRESSIVE GROWTH FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Growth/Value Fund's total assets. Each Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

     2. PLEDGING. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Each Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. OPTIONS. Each Fund will not purchase or sell puts, calls, options, straddles, commodities or commodities futures except as described in this Statement of Additional Information.

     4. MINERAL LEASES. Each Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.

     5. UNDERWRITING. Each Fund will not act as underwriters of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

     6. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     7. COMMODITIES. Each Fund will not purchase, hold or deal in commodities and will not invest in oil, gas or other mineral explorative or development programs.

     8. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate or real estate mortgage loans, except it may purchase (a) U.S. Government obligations, (b) securities of companies which deal in real estate, or (c) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

     9. LOANS. Each Fund will not make loans to other persons if, as a result, more than one-third of the value of its total assets would be subject to such loans. This limitation does not apply to (a) the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public or (b) entry into repurchase agreements.

     10. INVESTING FOR CONTROL. Each Fund will not invest in companies for the purpose of exercising control.

     11. SENIOR SECURITIES. Each Fund will not issue or sell any senior security. This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving options, futures contracts and other similar permitted investments and techniques.

     THE FOLLOWING INVESTMENT LIMITATIONS FOR THE GROWTH/VALUE FUND AND THE AGGRESSIVE GROWTH FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER
APPROVAL:

     1. ILLIQUID INVESTMENTS. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or for which no readily available market exists (or engage in a repurchase agreement maturing in more than seven days) if, as a result thereof, more than 15% of the value of a Fund's net assets would be invested in such securities.

     2. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities or to the extent necessary to engage in transactions described in the Prospectus and Statement of Additional Information which involve margin purchases.

     3. SHORT SALES. Each Fund will not make short sales of securities.

     4. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

     With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     The Utility Fund will limit its investments so that it will not be a public utility holding company or acquire public utility company securities in violation of the Public Utility Holding Company Act of 1935.

TRUSTEES AND OFFICERS
---------------------

     The following is a list of the Trustees and executive officers of the Trust, their compensation from the Trust and their aggregate compensation from the Countrywide complex of mutual funds (consisting of the Trust, Countrywide Tax-Free Trust and Countrywide Investment Trust) for the fiscal year ended March 31, 1999. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee is also a Trustee of Countrywide Tax-Free Trust and Countrywide Investment Trust.

                                                                      AGGREGATE
                                                                    COMPENSATION
                                                      COMPENSATION      FROM
                                  POSITION                FROM       COUNTRYWIDE
NAME                       AGE    HELD                    TRUST        COMPLEX
----                       ---    ----                    -----        -------
 Donald L. Bodgon, MD      68     Trustee                 $4,000       $12,000
+H. Jerome Lerner          60     Trustee                  4,000        12,000
*Robert H. Leshner         59     President/Trustee            0             0
 Howard J. Levine          63     Trustee                  3,000         9,000
*Angelo R. Mozilo          60     Chairman/Trustee             0             0
 Fred A. Rappoport         52     Trustee                  4,000        12,000
+Oscar P. Robertson        60     Trustee                  4,000        12,000
 John F. Seymour, Jr.      61     Trustee                  4,000        12,000
+Sebastiano Sterpa         70     Trustee                  4,000        12,000
 Maryellen Peretzky        46     Vice President               0             0
 William E. Hortz          41     Vice President               0             0
 Tina D. Hosking           30     Secretary                    0             0
 Theresa M. Samocki        29     Treasurer                    0             0

* Mr. Leshner and Mr. Mozilo, as officers and directors of Countrywide Investments, Inc., are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

+    Member of Audit Committee.

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

     DONALD L. BOGDON, M.D., 1551 Hillcrest Avenue, Glendale, California is a physician with Hematology Oncology Consultants and a Director of Verdugo VNA (a hospice facility). Until 1996 he was President of Western Hematology/Oncology.

     H. JEROME LERNER, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc., a manufacturer of electronic connectors. He is also a director of Slush Puppy Inc., a manufacturer of frozen beverages, and Peerless Manufacturing, a manufacturer of bakery equipment.

     ROBERT H. LESHNER, 312 Walnut Street, Cincinnati, Ohio is President and a director of Countrywide Investments, Inc. (the investment adviser and principal underwriter of the Trust), Countrywide Financial Services, Inc. (a financial services company and parent of Countrywide Investments, Inc., Countrywide Fund Services, Inc. and CW Fund Distributors, Inc.), Countrywide Fund Services, Inc. (a registered transfer agent) and CW Fund Distributors, Inc. (a registered broker-dealer). He is also President and a Trustee of Countrywide Tax-Free Trust and Countrywide Investment Trust, registered investment companies.

     HOWARD J. LEVINE, 26901 Agoura Road, Calabasas Hills, California is President of ARCS Commercial Mortgage Co., L.P.

     ANGELO R. MOZILO, 4500 Park Granada Boulevard, Calabasas, California is Chairman, Director and Chief Executive Officer of Countrywide Credit Industries, Inc. (a holding company). He is Chairman and a director of Countrywide Home Loans, Inc. (a residential mortgage lender), Countrywide Financial Services, Inc., Countrywide Investments, Inc., Countrywide Fund Services, Inc., CW Fund Distributors, Inc., Countrywide Servicing Exchange (a loan servicing broker), Countrywide Lending Corporation and Countrywide Capital Markets, Inc. (parent company). He is also a director of CCM Municipal Services, Inc. (a tax lien purchaser), CTC Real Estate Services Corporation (a foreclosure trustee), LandSafe, Inc. (parent company) and various LandSafe, Inc. subsidiaries which provide property appraisals, credit reporting services, home inspection services, flood zone determination services, title insurance and/or closing services for residential mortgages.

     FRED A. RAPPOPORT, 830 Birchwood Drive, Los Angeles, California is Chairman of The Fred Rappoport Company, a broadcasting and entertainment company.

     OSCAR P. ROBERTSON, 4293 Muhlhauser Road, Fairfield, Ohio is President of Orchem Corp., a chemical specialties distributor, and Orpack Stone Corporation, a corrugated box manufacturer.

     JOHN F. SEYMOUR, JR., 46-393 Blackhawk Drive, Indian Wells, California is Chief Executive Officer of the Southern California Housing Development Corporation (a non-profit affordable housing company). He is a director and a consultant for Orange Coast Title Insurance Co. and is also a director of Irvine Apartment Communities (a REIT) and Inco Homes (a home builder). Until January 1, 1995, he was the Executive Director of the California Housing Finance Agency. He is a former U.S. Senator, State Senator, California State Legislator and Mayor of Anaheim, California.

     SEBASTIANO STERPA, 200 West Glenoaks Boulevard, Glendale, California is Chairman of Sterpa Realty, Inc. and Chairman and a director of the California Housing Finance Agency. He is also a director of Real Estate Business Services and a director of the SunAmerica Mutual Funds.

     MARYELLEN PERETZKY, 312 Walnut Street, Cincinnati, Ohio is Senior Vice President, Chief Operating Officer and Secretary of Countrywide Investments, Inc. and Senior Vice President and Secretary of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc. and CW Fund Distributors, Inc. She is also Vice President of Countrywide Investment Trust and Countrywide Tax-Free Trust.

     WILLIAM E. HORTZ, 312 Walnut Street, Cincinnati, Ohio is Executive Vice President and Director of Sales of Countrywide Investments, Inc. and Countrywide Financial Services, Inc. He is also Vice President of Countrywide Investment Trust and Countrywide Tax-Free Trust. From 1996 until 1998, he was President of Peregrine Asset Management (an investment adviser). From 1991 until 1996, he was Regional Director of Neuberger & Berman Management (an investment adviser).

     TINA D. HOSKING, 312 Walnut Street, Cincinnati, Ohio is Associate General Counsel and Assistant Vice President of Countrywide Fund Services, Inc. and CW Fund Distributors, Inc. She is also Secretary of Countrywide Investment Trust and Countrywide Tax-Free Trust.

     THERESA M. SAMOCKI, 312 Walnut Street, Cincinnati, Ohio is Assistant Vice President - Fund Accounting Manager of Countrywide Fund Services, Inc. and CW Fund Distributors, Inc. She is also Treasurer of Countrywide Investment Trust and Countrywide Tax-Free Trust.

     Each Trustee, except for Messrs. Leshner and Mozilo, receives a quarterly retainer of $1,500 and a fee of $1,500 for each Board meeting attended. Such fees are split equally among the Trust, Countrywide Tax-Free Trust and Countrywide Investment Trust.

THE INVESTMENT ADVISER AND UNDERWRITER
--------------------------------------

     Countrywide Investments, Inc. (the "Adviser"), is the Funds' investment manager. The Adviser is a subsidiary of Countrywide Financial Services, Inc., which is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Messrs. Mozilo and Leshner may be deemed to be affiliates of the Adviser by reason of their position as Chairman and President, respectively, of the Adviser. Messrs. Mozilo and Leshner, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser.

     Under the terms of the investment advisory agreements between the Trust and the Adviser, the Adviser manages the Funds' investments. The Equity Fund and the Utility Fund each pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .75% of its average daily net assets up to $200,000,000, .70% of such assets from $200,000,000 to $500,000,000 and .50% of such assets in excess of $500,000,000. The Growth/Value Fund and the Aggressive Growth Fund each pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets up to $50,000,000, .90% of such assets from $50,000,000 to $100,000,000, .80% of such assets from $100,000,000 to $200,000,000 and .75% of such assets in excess of $200,000,000. The total fees paid by a Fund during the first and second halves of each fiscal year of the Trust may not exceed the semiannual total of the daily fee accruals requested by the Adviser during the applicable six month period.

     For the fiscal years ended March 31, 1999, 1998 and 1997, the Utility Fund paid advisory fees of $326,576, $303,151 and $319,201, respectively. For the fiscal years ended March 31, 1999, 1998 and 1997, the Equity Fund paid advisory fees of $375,212, $221,798 and $91,182 (net of voluntary fee waivers of $21,000), respectively; however, in order to further reduce the operating expenses of the Equity Fund, the Adviser voluntarily reimbursed the Fund for $5,834 of Class A expenses during the fiscal year ended March 31, 1997. For the fiscal periods ended March 31, 1999 and 1998, the Growth/Value Fund paid advisory fees of $254,571 and $160,090, respectively. For the fiscal periods ended March 31, 1999 and 1998, the Aggressive Growth Fund paid advisory fees of $125,575 (net of voluntary fee waivers of $6,473) and $85,703, respectively. Prior to August 29, 1997, the investment manager of the Predecessor Funds was Trans Financial Bank, N.A. (the "Predecessor Manager"). For the fiscal year ended August 31, 1997, the Predecessor Growth/Value Fund paid advisory fees of $206,612 and the Predecessor Aggressive Growth Fund paid advisory fees of $30,082 (net of voluntary fee waivers of $64,077).

     The Adviser has agreed that, until at least August 31, 1999, it will waive fees and reimburse expenses in order to limit the total operating expenses of the Growth/Value Fund and the Aggressive Growth Fund to 1.95% of each Fund's average daily net assets.

     The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plans of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser.

     By their terms, the Funds' investment advisory agreements will remain in force until February 28, 2000 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The

Funds' investment advisory agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. The investment advisory agreements automatically terminate in the event of their assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

     The Adviser is also the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. The Adviser is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

     The Adviser currently allows concessions to dealers who sell shares of the Funds. The Adviser receives that portion of the sales load which is not reallowed to the dealers who sell shares of the Funds. The Adviser retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. For the fiscal year ended March 31, 1999, the aggregate underwriting commissions on sales of the Trust's shares were $90,474 of which the Adviser paid $69,549 to unaffiliated broker-dealers in the selling network, earned $12,602 as a broker-dealer in the selling network and retained $8,323 in underwriting commissions. For the fiscal year ended March 31, 1998, the aggregate underwriting commissions on sales of the Trust's shares were $70,717 of which the Adviser paid $51,599 to unaffiliated broker-dealers in the selling network, earned $12,478 as a broker-dealer in the selling network and retained $6,640 in underwriting commissions. For the fiscal year ended March 31, 1997, the aggregate underwriting commissions on sales of the Trust's shares were $70,478 of which the Adviser paid $60,141 to unaffiliated broker-dealers in the selling network, earned $3,617 as a broker-dealer in the selling network and retained $6,720 in underwriting commissions.

     The Adviser retains the contingent deferred sales load on redemptions of shares of the Utility Fund and the Equity Fund which are subject to a contingent deferred sales load. For the fiscal year ended March 31, 1999, the Adviser collected $457 and $693 of contingent deferred sales loads on redemptions of Class C shares of the Utility Fund and the Equity Fund, respectively. For the fiscal year ended March 31, 1998, the Adviser collected $1,756 and $957 of contingent deferred sales loads on redemptions of Class C shares of the Utility Fund and the Equity Fund, respectively. For the fiscal year ended March 31, 1997, the Adviser collected $1,141 and $505 of contingent deferred sales loads on redemptions of Class C shares of the Utility Fund and the Equity Fund, respectively.

     The Funds may compensate dealers, including the Adviser and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

MASTRAPASQUA & ASSOCIATES
-------------------------

     Mastrapasqua & Associates, Inc. ("Mastrapasqua") has been retained by the Adviser to serve as the discretionary portfolio manager of the Growth/Value Fund and the Aggressive Growth Fund. Mastrapasqua also served as investment adviser to the Predecessor Funds. Mastrapasqua selects the portfolio securities for investment by the Funds, purchases and sells securities of the Funds and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Adviser. Mastrapasqua receives a fee equal to the annual rate of .60% of each Fund's average daily net assets up to $50,000,000, .50% of such assets from $50,000,000 to $100,000,000, .40% of such assets from $100,000,000 to $200,000,000 and .35% of such assets in excess of $200,000,000. The services provided by Mastrapasqua are paid for wholly by the Adviser. The compensation of any officer, director or employee of Mastrapasqua who is rendering services to the Fund is paid by Mastrapasqua. For the fiscal year ended March 31, 1999, the Adviser paid fees of $232,545 to Mastrapasqua for serving as discretionary portfolio manager to the Growth/Value Fund and the Aggressive Growth Fund.

     The employment of Mastrapasqua will remain in force until February 28, 2000 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of Mastrapasqua may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Adviser, or by Mastrapasqua. The agreement with Mastrapasqua automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

DISTRIBUTION PLANS
------------------

     CLASS A SHARES -- As stated in the Prospectus, the Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Adviser. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of Class A shares of the Utility Fund and the Equity Fund and .25% of the average daily net assets of the Growth/Value Fund and the Aggressive Growth Fund. Unreimbursed expenses will not be carried over from year to year.

         For the fiscal year ended March 31, 1999, the aggregate distribution-related expenditures of the Utility Fund, the Equity Fund, the Growth/Value Fund and the Aggressive Growth Fund under the Class A Plan were $92,716, $117,348, $57,474 and $19,824, respectively. Amounts were spent as follows:

                                                          Growth/     Aggressive
                                Utility       Equity       Value        Growth
                                 Fund          Fund        Fund          Fund
                                -------      --------     -------       -------
Printing and mailing of
 prospectuses and reports
 to prospective shareholders..  $ 5,546      $  6,175     $ 5,719       $ 2,878
Payments to broker-dealers
 and others for the sale or
 retention of assets........     87,170       111,173      51,755        16,946
                                -------      --------     -------       -------
                                $92,716      $117,348     $57,474       $19,824
                                =======      ========     =======       =======

     CLASS C SHARES (UTILITY FUND, EQUITY FUND AND GROWTH/VALUE FUND) -- The Utility Fund, the Equity Fund and the Growth/Value Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

     For the fiscal year ended March 31, 1999, the aggregate distribution-related expenditures of the Utility Fund and the Equity Fund under the Class C Plan were $31,159 and $30,890, respectively. Of these amounts, the Utility Fund spent $30,870 on payments to broker-dealers and $289 on printing and mailing of prospectuses and reports to prospective shareholders; and the Equity Fund spent $30,606 on payments to broker-dealers and $284 on printing and mailing of prospectuses and reports to prospective shareholders.

     GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

     The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Adviser after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     Angelo R. Mozilo and Robert H. Leshner, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser (or Mastrapasqua, with respect to the Growth/Value Fund and the Aggressive Growth Fund) and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser (or Mastrapasqua, with respect to the Growth/Value Fund and the Aggressive Growth Fund) seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser (or Mastrapasqua) generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. For the fiscal years ended March 31, 1999, 1998 and 1997, the Utility Fund paid brokerage commissions of $10,031, $10,445 and $25,345, respectively. For the fiscal years ended March 31, 1999, 1998 and 1997, the Equity Fund paid brokerage commissions of $34,209, $36,486 and $34,257, respectively. For the fiscal periods ended March 31, 1999 and 1998, the Growth/Value Fund paid brokerage commissions of $51,665 and $20,459, respectively. For the fiscal periods ended March 31, 1999 and 1998, the Aggressive Growth Fund paid brokerage commissions of $36,619 and $8,388, respectively. The higher commissions paid by the Aggressive Growth Fund during the fiscal year ended March 31, 1999 are due to the Fund's higher portfolio turnover rate.

     The Adviser (or Mastrapasqua, with respect to the Growth/Value Fund and the Aggressive Growth Fund) is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser (or Mastrapasqua) exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser (or Mastrapasqua) determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's (or Mastrapasqua's) overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion. During the fiscal year ended March 31, 1999, the amount of brokerage transactions and related commissions for the Utility Fund directed to brokers due to research services provided were $5,133,620 and $10,031, respectively.
During the fiscal year ended March 31, 1999, the amount of brokerage transactions and related commissions for the Equity Fund directed to brokers due to research services provided were $17,970,437 and $34,209, respectively. During the fiscal year ended March 31, 1999, the amount of brokerage transactions and related commissions for the Growth/Value Fund directed to brokers due to research services provided were $19,690,373 and $30,666, respectively. During the fiscal year ended March 31, 1999, the amount of brokerage transactions and related commissions for the Aggressive Growth Fund directed to brokers due to research services provided were $15,052,360 and $25,294, respectively.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds, the Adviser and Mastrapasqua, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser and Mastrapasqua in servicing all of its accounts and not all such services may be used by the Adviser and Mastrapasqua in connection with the Funds.

     The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Adviser and other affiliates of the Trust, the Adviser or Mastrapasqua may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser nor affiliates of the Trust, the Adviser or Mastrapasqua will receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

     During the fiscal year ended March 31, 1999, the Funds entered into repurchase transactions with the following of the Trust's regular broker-dealers as defined under the Investment Company Act of 1940: Banc One Capital Markets, Inc., Bankers Trust Company, Fifth Third Securities, Inc., Goldman, Sachs & Co., Lehman Brothers Inc., Morgan Stanley Dean Witter, Inc. and Nesbitt-Burns Securities, Inc.

CODE OF ETHICS. The Trust, the Adviser and Mastrapasqua have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser and Mastrapasqua and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser and Mastrapasqua. The Code requires that all employees of the Adviser and Mastrapasqua preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Fund. The substantive restrictions applicable to investment personnel of the Adviser and Mastrapasqua include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser and Mastrapasqua within periods of trading by the Funds in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------

     A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

     Generally the Utility Fund and the Equity Fund intend to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. For the fiscal years ended March 31, 1999, 1998 and 1997, the Utility Fund experienced portfolio turnover of 4%, 0% and 3%, respectively. For the fiscal years ended March 31, 1999, 1998 and 1997, the Equity Fund experienced portfolio turnover of 10%, 7% and 38%, respectively.

     The Growth/Value Fund expects that the average holding period of its equity securities will be between eighteen and thirty-six months. Because the Fund is actively managed in light of Mastrapasqua's investment outlook for common stocks, there may be a very substantial turnover of the Fund's portfolio. For the fiscal periods ended March 31, 1999, 1998 and August 31, 1997, the Growth/Value Fund experienced annualized portfolio turnover of 59%, 62% and 52%, respectively.

     If warranted by market conditions, the Aggressive Growth Fund may engage in short-term trading if Mastrapasqua believes the transactions, net of costs, will result in improving the income or the appreciation potential of the Fund's portfolio. Because of the possibility of short-term trading, there may be a very substantial turnover of the Fund's portfolio. For the fiscal periods ended March 31, 1999, 1998 and August 31, 1997, the Aggressive Growth Fund experienced annualized portfolio turnover of 93%, 40% and 51%, respectively.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of each Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

OTHER PURCHASE INFORMATION
--------------------------

     The Prospectus describes generally how to purchase shares of the Funds. Additional information with respect to certain types of purchases of Class A shares of the Utility Fund, the Equity Fund and the Growth/Value Fund and shares of the Aggressive Growth Fund is set forth below.

     RIGHT OF ACCUMULATION. A "purchaser" (as defined below) of shares of a Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent.

     LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined below) of shares of a Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in any load fund distributed by the Adviser a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

     The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

     A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

     PURCHASER. A purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense.

     OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Load," "Purchases at Net Asset Value" or "How to Exchange Shares" sections in the Prospectus because such purchases require minimal sales effort by the Adviser. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

     Information set forth in the Prospectuses and this Statement of Additional Information is only a summary of certain key tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectuses. No attempt has been made to present a complete explanation of the federal, state and local tax treatment of the Funds or the implications to shareholders, and the discussions here and in the Funds' Prospectuses are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax law in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss.

     Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). However, if a Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds' shareholders.

     In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

     Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

     Transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

     Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

     In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     For purposes of calculating the excise tax, a regulated investment company:
(1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining the company's ordinary taxable income for the succeeding calendar year).

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c)(3) and (4); (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code
Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or
(2)  by  application  of  Code  Section  246(b)  which  in  general  limits  the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

     A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his or her shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of domestic qualified "small business" stock will be subject to tax.

     Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     Alternative Minimum Tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders generally will be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining their adjusted current earnings.

     Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

     Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

     If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against such gross income or a credit against the U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and exempt-interest dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION, LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable. The Trust has filed an irrevocable election with the Securities and Exchange Commission under Rule 18f-1 of the Investment Company Act of 1940 wherein the Funds are committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of a Fund's net assets at the beginning of such period.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV
Where:

P   =     a hypothetical initial payment of $1,000
T   =     average annual total return
n   =     number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Funds for the periods ended March 31, 1999 are as follows:

Utility Fund (Class A)
----------------------
1 Year                                                               -8.60%
5 Years                                                              11.40%
Since inception (August 15, 1989)                                    10.46%

Utility Fund (Class C)
----------------------
1 Year                                                               -5.92%
5 Years                                                              11.41%
Since inception (August 2, 1993)                                      8.98%

Equity Fund (Class A)
---------------------
1 Year                                                                9.73%
5 Years                                                              19.34%
Since inception (August 2, 1993)                                     16.35%

Equity Fund (Class C)
---------------------
1 Year                                                               13.03%
5 Years                                                              19.34%
Since inception (June 7, 1993)                                       15.82%

Growth/Value Fund (Class A)
---------------------------
1 Year                                                               24.69%
Since inception (September 29, 1995)                                 25.00%

Aggressive Growth Fund
----------------------
1 Year                                                               10.85%
Since inception (September 29, 1995)                                 17.46%

         Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales load which, if included, would reduce total return. The total returns of the Funds as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:

                                                                          Growth/
                     Utility      Utility      Equity       Equity        Value        Aggressive
                     Fund         Fund         Fund         Fund          Fund         Growth
                     Class A      Class C      Class A      Class C       Class A      Fund
                     -------      -------      -------      -------       -------      ----------
Period Ended
------------
March 31, 1990       + 5.37%(1)
March 31, 1991       + 9.23%
March 31, 1992       +11.84%
March 31, 1993       +20.64%
March 31, 1994       - 2.11%      - 5.21%(2)   - 2.63%(2)    - 2.91%(3)
March 31, 1995       + 3.68%      + 3.00%      + 8.07%       + 7.32%
March 31, 1996       +21.65%      +20.78%      +27.90%       +26.90%     +14.50%(4)    + 8.40%(4)
March 31, 1997       + 5.61%      + 4.82%      +11.82%       +11.01%     +12.77%       + 9.46%
March 31, 1998       +40.92%      +39.91%      +42.74%       +41.63%     +36.73%       +33.53%
March 31, 1999        -4.79%       -5.92%      +14.30%       +13.03%     +29.89%       +15.46%

(1)From date of initial public offering on August 15, 1989
(2)From date of initial public offering on August 2, 1993
(3)From date of initial public offering on June 7, 1993
(4)From date of initial public offering on September 29, 1995

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for the Funds (excluding sales loads) for the periods ended March 31, 1999 are as follows:

Utility Fund (Class A)
----------------------
1 Year                                                               -4.79%
3 Years                                                             +12.32%
5 Years                                                             +12.32%
Since inception (August 15, 1989)                                   +10.93%

Utility Fund (Class C)
----------------------
1 Year                                                               -5.92%
3 Years                                                             +11.33%
5 Years                                                             +11.41%
Since inception (August 2, 1993)                                     +8.98%

Equity Fund (Class A)
---------------------
1 Year                                                              +14.30%
3 Years                                                             +22.19%
5 Years                                                             +20.32%
Since inception (August 2, 1993)                                    +17.19%

Equity Fund (Class C)
---------------------
1 Year                                                              +13.03%
3 Years                                                             +21.13%
5 Years                                                             +19.34%
Since inception (June 7, 1993)                                      +15.82%

Growth/Value Fund (Class A)
---------------------------
1 Year                                                              +29.89%
3 Years                                                             +25.69%
Since inception (September 29, 1995)                                +26.46%

Aggressive Growth Fund
----------------------
1 Year                                                              +15.46%
3 Years                                                             +19.06%
Since inception (September 29, 1995)                                +18.84%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     From time to time, each Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                           Yield = 2[(a-b/cd +1)  -1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for Class A and Class C shares of the Utility Fund, the Equity Fund and the Growth/Value Fund. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

     To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare Fund performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Utility Funds may provide comparative performance information appearing in the Utility Funds category and the Equity Fund may provide comparative performance information appearing in the Growth & Income Funds category. The Growth/Value Fund may provide comparative performance information appearing in the Growth Funds category and the Aggressive Growth Fund may provide comparative performance information appearing in the Capital Appreciation Funds category. In addition, the Funds may also use comparative performance information of relevant indices, including the following:

     S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement.

     Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

     S&P Utility Index is an unmanaged index  consisting of three utility groups
totaling  40  companies  --  21  electric  power   companies,   11  natural  gas
distributors and pipelines and 8 telephone companies.

     NASDAQ  Composite Index is an unmanaged index of common stocks of companies
traded   over-the-counter  and  offered  through  the  National  Association  of
Securities Dealers Automated Quotations ("NASDAQ") system.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

     As of July 9, 1999, Citizens Business Bank, Trustee FBO Countrywide Credit Industries, Inc., P.O. Box 671, Pasadena, California owned of record 25.3% of the outstanding Class A shares of the Equity Fund. Citizens Business Bank, Trustee FBO Countrywide Credit Industries, Inc. may be deemed to control the Class A shares of the Equity Fund by virtue of the fact that it owned of record more than 25% of the outstanding shares of the class as of such date. As of July 9, 1999, Charles Schwab & Co., Inc. Mutual Funds Special Custody Account for the Exclusive Benefit of Its Customers, 101 Montgomery
Street, San Francisco, California owned of record 41.3% of the outstanding shares of the Growth/Value Fund and 36.6% of the outstanding shares of the Aggressive Growth Fund. Charles Schwab & Co., Inc. may be deemed to control the Growth/Value Fund and the Aggressive Growth Fund by virtue of the fact that it owned of record more than 25% of the outstanding shares of each Fund as of such date.

     As of July 9, 1999, FirstCinco, Attn: Trust Department, 425 Walnut Street, Cincinnati, Ohio owned of record 24.9% of the outstanding shares of the Growth/Value Fund and 15.9% of the outstanding shares of the Aggressive Growth Fund; Scudder Trust Company FBO Countrywide Credit Industries, Inc. Tax Deferred Savings and Supplemental Investment Plan-Attention Asset Reconciliation, P.O. Box 910208, San Diego, California owned of record 7.4% of the outstanding shares of the Growth/Value Fund and 16.8% of the outstanding shares of the Aggressive Growth Fund; Merrill Lynch, Pierce, Fenner & Smith Incorporated, For the Sole Benefit of its Customers, 4800 Deer Lake Drive East, Jacksonville, Florida owned of record 20.9% of the outstanding Class C shares of the Utility Fund; Martin S. Goldfarb, M.D., 919 N. Crescent, Beverly Hills, California owned of record 9.3% of the outstanding Class A shares of the Equity Fund; and Clifford G. Neill Trust/Clifford G. Neill, DDS P.C. Profit Sharing Plan, 307 S. University, Carbondale, Illinois owned of record 9.7 of the outstanding Class C shares of the Equity Fund.

     As of July 9, 1999, the Trustees and officers of the Trust as a group owned of record or beneficially 2.2% of the outstanding Class A shares of the Equity Fund and less than 1% of the outstanding shares of the Trust and of each other Fund (or class thereof).

CUSTODIAN
---------

     The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, is the Custodian for the Utility Fund and the Equity Fund and Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio is the Custodian for the Growth/Value and the Aggressive Growth Fund. The Custodians act as the Funds' depository, safekeep their portfolio securities, collect all income and other payments with respect thereto, disburse funds as instructed and maintain records in connection with their duties. As compensation, each Custodian receives from a Fund a base fee equal to a percentage of that Fund's net assets plus a charge for each security transaction, subject to a minimum annual fee.

AUDITORS
--------

     The firm of Arthur Andersen LLP has been selected as independent auditors for the Trust for the fiscal year ending March 31, 2000. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

TRANSFER AGENT
--------------

     The Trust's transfer agent, Countrywide Fund Services, Inc. ("CFS"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS is an affiliate of the Adviser by reason of common ownership. CFS receives a fee for its services as transfer agent payable monthly at an annual rate of $17 per account from each of the Funds; provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     CFS also provides accounting and pricing services to the Funds. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable CFS to perform its duties, the Utility Fund, the Equity Fund and the Growth/Value Fund each pay CFS a fee in accordance with the following schedule:

               Asset Size of Fund                  Monthly Fee
              ------------------                  -----------
        $          0 - $ 50,000,000                 $3,000
          50,000,000 -  100,000,000                  3,500
         100,000,000 -  200,000,000                  4,000
         200,000,000 -  300,000,000                  4,500
                Over    300,000,000                  5,500*

The Aggressive Growth Fund pays CFS a fee in accordance with the following schedule:

              Asset Size of Fund                  Monthly Fee
              ------------------                  -----------
        $          0 - $ 50,000,000                 $2,000
          50,000,000 -  100,000,000                  2,500
         100,000,000 -  200,000,000                  3,000
         200,000,000 -  300,000,000                  3,500
                Over    300,000,000                  4,500*

     *Subject to an additional fee of .001% of average daily net assets in excess of $300 million.

In addition, each Fund pays all costs of external pricing services.

     CFS is  retained  by  the  Adviser  to  assist  the  Adviser  in  providing administrative services to the Funds. In this capacity, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. CFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, CFS receives a fee from the Adviser. The Adviser is solely responsible for the payment of these administrative fees to CFS, and CFS has agreed to seek payment of such fees solely from the Adviser.

ANNUAL REPORT
-------------

     The Funds' financial statements as of March 31, 1999 appear in the Trust's annual report which is attached to this Statement of Additional Information.

                                  ANNUAL REPORT

                                 MARCH 31, 1999


                                     UTILITY
                                      FUND



                                     EQUITY
                                      FUND



                                  GROWTH/VALUE
                                      FUND



                                AGGRESSIVE GROWTH
                                      FUND

UTILITY FUND
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================
The Utility Fund seeks a high level of total return by investing primarily in securities of public utilities. Capital appreciation is a secondary objective. The Fund's total returns for the fiscal year ended March 31, 1999 (excluding the impact of applicable sales loads) were -4.79% and -5.92% for Class A and Class C shares, respectively.

During fiscal 1999, the markets again enjoyed strong domestic growth with minimal inflationary threats. Record low unemployment, high consumer confidence and gains in real wages contributed to higher levels of consumer spending, providing a boost to Gross Domestic Product (GDP). Despite the favorable domestic economic conditions, stock market gains were very narrow, with investors preferring higher growth industries such as technology, pharmaceuticals and communications. The movement toward higher growth names came largely at the expense of the utility, basic materials and energy sectors, which are deemed to be more value-oriented areas. The rotation from value to growth was magnified by rising interest rates during the second half of the fiscal year. After bottoming out at 4.71% in early October, the yield on the 30-year U.S. Treasury bond rose to 5.60% at the end of March. Since many investors consider utility stocks to be an alternative to bonds, utilities fell along with the bond market. As a result, the S&P Utility Index returned -1.51% for the fiscal year, compared to the 13.19% return of the Dow Jones Industrial Average and the 18.47% return of the S&P 500 Index.

Once again, the best performing sector within the Fund was telecommunications. Our holdings in Bell Atlantic, AT&T and Lucent Technologies performed very well as the power of data and Internet communications became available to a record number of individuals and businesses. Almost all of the traditional electric utilities in the Fund performed below expectations due to the overall industry sell-off. As has been the case over the last few years, utility funds again did not participate in the record amounts of new money flowing into the equity markets. As a result, very few new names were added to the portfolio and portfolio turnover again was minimal.

Our outlook for the utility sector remains optimistic. We expect the backup in interest rates to be temporary, thus providing a more positive environment for utility stocks. Deregulation and consolidation should continue to be positive for the industry. The demand for telecommunications should continue to boom as the Internet grows and high speed access to the world wide web becomes more commonplace and affordable. The Fund will continue to concentrate on owning those companies that can provide attractive total returns, and are well positioned to increase their revenues and earnings in the upcoming period of deregulation.

Chart:
Comparison of the Change in Value of a $10,000 Investment in the Utility Fund - Class A* and the Standard & Poor's Utility Index

                         Utility Fund
                  Average Annual Total Returns
              1 Year    5 Years   Since Inception*
Class A       (8.60%)   11.40%       10.47%
Class C       (5.92%)   11.41%        8.98%

   Standard & Poor's Utility Index     Utility Fund - Class A
               10000                    9600
               10243                    9671
               11412                   10320
3/90           10562                   10115
               10618                   10144
               10140                    9854
               11120                   10562
3/91           11367                   11049
               10889                   11115
               11749                   12144
               12746                   12960
3/92           11556                   12356
               12457                   12905
               13438                   13398
               13777                   13953
3/93           15264                   14906
               15548                   15130
               16589                   15556
               15634                   15073
3/94           14305                   14591
               14304                   14469
               14369                   14660
               14355                   14769
3/95           15349                   15128
               16491                   15890
               18350                   16986
               20409                   18677
3/96           19434                   18404
               20408                   19283
               19732                   18651
               21038                   19755
3/97           20326                   19437
               21524                   20784
               22573                   21626
               26248                   25266
3/98           27729                   27390
               28066                   25933
               29371                   26862
               30128                   29724
3/99           27297                   26079


Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on August 15, 1989, and the initial public offering of Class C shares commenced on August 2, 1993.

EQUITY FUND
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================
The Equity Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that offer attractive total returns through potential growth of both share price and dividends. The Fund's total returns for the fiscal year ended March 31, 1999 (excluding the impact of applicable sales loads) were 14.30% and 13.03% for Class A and Class C shares, respectively.

During the fiscal year, the continued strength in the U.S. economy combined with low inflation to push the major large-cap stock indices to new highs. Record low unemployment, high consumer confidence and gains in real wages contributed to higher levels of consumer spending, providing a larger than expected boost to Gross Domestic Product (GDP). Stability in much of Asia toward the end of the fiscal year allowed corporate profits to post their largest gains in almost two years.

Market gains were very narrow in the latest fiscal year, with investors preferring to own those very few large-cap growth-oriented names that were responsible for most of the gains in the market. Toward the end of the fiscal year, value and cyclical stocks began to rally on the expectations of continued strong U.S. economic growth, low inflation and recoveries in the economies of many emerging markets. Although returns were down from the unsustainable levels seen in fiscal year 1998, most indices still managed to post double-digit increases as evidenced by the 18.47% return of the S&P 500 Index, the 13.19% gain in the Dow Jones Industrial Average and the 34.09% rise in the NASDAQ Composite Index. Mid-cap stocks managed to post a gain of only 0.46% and small-cap stocks lost 17.28% during the same time period.

The Fund remained well-diversified throughout the fiscal year. Holdings in the technology, healthcare and communications sectors enjoyed very strong performance. Technology stocks benefited from the growth of the Internet, the demand for personal computers and the continued move to networking of computer systems. Healthcare stocks enjoyed the positive fundamentals brought on by an aging population, advances in drug therapies and the introduction of new treatments that showed success in battling some of the most widespread diseases. Communications stocks were the beneficiaries of increased need for high speed Internet access and the boom in data communications.

Management continues to focus on those companies that are leaders in their industries and can offer growth in revenues, cash flows and earnings. We remain optimistic on the longer term fundamentals facing the market -- low inflation, an expectation for lower interest rates and continued economic growth. We will continue to seek to own companies that have a competitive advantage and have the capability to expand their profit margins.

Chart:
Comparison of the Change in Value of a $10,000 Investment in the Equity Fund - Class C* and the Standard & Poor's 500 Index

                Equity Fund
        Average Annual Total Returns

          1 Year    5 Years   Since Inception*
Class A     9.73%    19.34%      16.36%
Class C    13.03%    19.34%      15.83%

     Standard & Poor's 500 Index   Equity Fund - Class C
               10000                   10000
               10078                   10010
               10338                   10130
               10578                    9994
3/94           10177                    9709
               10220                    9317
               10718                    9787
               10716                    9751
3/95           11760                   10419
               12883                   11095
               13907                   11893
               14744                   12776
3/96           15535                   13222
               16232                   13797
               16734                   14105
               18129                   14491
3/97           18615                   14678
               21865                   16746
               23503                   17801
               24178                   18603
3/98           27550                   20788
               28460                   20938
               25629                   18724
               31087                   22454
3/99           32636                   23497

Past performance is not predictive of future performance.

*The chart above represents performance of Class C shares only, which will vary from the performance of Class A shares based on the differences in loads and fees paid by shareholders in the different classes. The initial public offering of Class C shares commenced on June 7, 1993, and the initial public offering of Class A shares commenced on August 2, 1993.

GROWTH/VALUE FUND
AGGRESSIVE GROWTH FUND
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================
The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuations may not yet reflect the prospects for accelerated earnings/cash flow growth. For the fiscal year ended March 31, 1999, the Fund's total return (excluding the impact of applicable sales loads) was 29.89%, as compared to 18.47% for the S&P 500 Index.

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments in companies of various sizes. For the fiscal year ended March 31, 1999, the Fund's total return (excluding the impact of applicable sales loads) was 15.46%, as compared to the 34.09% return for the NASDAQ Composite Index.

Volatility has once again intensified within the equity market over the past year. Growth stocks, after having dominated the bull market since the October lows of last year, have recently retreated somewhat as lagging cyclical sectors regained some investor interest. Although a "corrective phase" can be unsettling, as evidenced most vividly in the Internet stocks, the broadening of market participation is a positive development for the longevity of the bull market.

Maintaining a focus on long-term secular developments that are impacting the investment landscape should provide investor comfort that an exciting period of innovation, technological creativity and revolutionary healthcare products and therapies lie before us.

Despite Wall Street's preoccupation with short-term trading strategies, sector rotation and rearview analysis, strong secular dynamics are still unfolding that should provide a thrust to equity prices for some time. For example, preoccupation with Y2K's potential short-term effect on PC demand can cause investors to lose sight of the explosive demand for productivity enhancing software and hardware in the year 2000 as new technologies enter the scene.

As corporate earnings of the market leading technology stocks are reported, the robust condition of their industry and the overall economy have significantly increased investor comfort with the earnings prospects of these companies. Corporate earnings growth has not been limited to the technology sector. Based on the companies in the S&P 500 Index that have reported earnings for the quarter ended March 31, 1999, operating earnings per share are up substantially versus last year's decline of 1.6% and are above most analysts' expectations.

The fundamentals of the U.S. economy continue to support a positive long-term outlook for the equity market and continue to benefit from low inflation, low unemployment and a favorable interest rate environment. As a result, U.S. consumers, the main drivers behind the demand for U.S. goods and services, are participating in the rewards of a healthy and growing U.S. economy. Going on the ninth consecutive year of an economic expansion, we remain positive on 1999 Gross Domestic Product (GDP) growth.

In addition to the continuing strong domestic consumer spending trends, the international economy appears to be improving. Based on many U.S. companies' observations, demand is increasing in Asia for U.S. goods and services. This incremental factor, which is helping to drive the U.S. economy, has eased investor fears of moderating U.S. GDP growth. The recent recovery of cyclical stocks is evidence of the improving outlook for international economies, especially in Asia. In addition to creating an impetus for higher demand and profitability for the large U.S. multinational conglomerates, it should also lead to additional cash flow available for technology spending.

With early signs of recovery emerging in Asia and a need to encourage growth in Europe, the balance of economic policy worldwide cannot risk undoing the delicate recovery underway. Consequently, we remain encouraged that the policy background should be supportive to growth and liquidity, the foundation of higher market valuations.

Our concentrated sectors each have distinct characteristics supporting long-term growth. Health care is bolstered by the aging population and productivity gains stemming from enlightened government reforms. Technology continues to alter fundamental production and service delivery systems that increase productivity significantly.

GROWTH/VALUE FUND
AGGRESSIVE GROWTH FUND
MANAGEMENT DISCUSSION AND ANALYSIS (CONTINUED)
================================================================================
We attempt to position the Growth/Value Fund to participate in bull markets and simultaneously limit the risk profile in such a way as to minimize relative market losses during downturns. The Aggressive Growth Fund also emphasizes buying growth at value, but the average capitalization size is much smaller than that of the Growth/Value Fund. The smaller, and usually younger, aggressive growth companies add somewhat to the risk/return profile of the Aggressive Growth Fund.

Chart:

Comparison of the Change in Value of a $10,000 Investment in the Growth/Value Fund and the Standard & Poor's 500 Index

    Growth/Value Fund
Average   Annual Total Returns
 1 Year      Since Inception*
 24.69%          25.02%

     Standard & Poor's 500 Index    Growth/Value Fund
               10000                      9600
               10576                     10099
3/96           11143                     10992
               11643                     11098
               12003                     11290
               13004                     12185
3/97           13352                     12291
               15684                     14437
               16858                     16335
               17342                     15083
3/98           19762                     16805
               20414                     17104
               18383                     15650
               22299                     20975
3/99           23410                     21828

Past performance is not predictive of future performance.

*Fund inception was September 29, 1995.

Comparison of the Change in Value of a $10,000 Investment in the Aggressive Growth Fund and the NASDAQ Composite Index*

Aggressive Growth Fund
Average Annual Total Returns
  1 Year      Since Inception*
  10.85%          17.48%

        NASDAQ Composite Index    Aggressive Growth Fund
               10000                  9600
               10064                  9552
3/96           10545                 10406
               11353                 10762
               11761                 10982
               12382                 11853
3/97           11723                 11391
               13860                 13440
               16216                 16740
               15125                 13873
3/98           17700                 15210
               18287                 14373
               16365                 12911
               21206                 17375
3/99           23823                 17562

Past performance is not predictive of future performance.

Fund inception was September 29, 1995.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1999
=============================================================================================================
                                                                                 Utility           Equity
                                                                                  Fund              Fund
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost...................................................     $ 27,869,108     $  34,520,209
                                                                             ==============   ===============
   At amortized cost.....................................................     $ 27,852,815     $  34,520,209
                                                                             ==============   ===============
   At market value (Note 2)..............................................     $ 41,623,274     $  53,815,963
Repurchase agreements (Note 2)...........................................               --         5,420,000
Cash.....................................................................            2,991                78
Dividends and interest receivable........................................          122,963            27,875
Receivable for capital shares sold ......................................           17,314            39,210
Other assets.............................................................           13,098            27,036
                                                                             --------------   ---------------
   TOTAL ASSETS..........................................................       41,779,640        59,330,162
                                                                             --------------   ---------------
LIABILITIES
Dividends payable........................................................           24,844                --
Payable for capital shares redeemed......................................           87,747           533,072
Payable to affiliates (Note 4)...........................................           34,333            57,193
Other accrued expenses and liabilities ..................................           26,890            33,658
                                                                             --------------   ---------------

   TOTAL LIABILITIES.....................................................          173,814           623,923
                                                                             --------------   ---------------

NET ASSETS ..............................................................     $ 41,605,826     $  58,706,239
                                                                             --------------   ---------------
Net assets consist of:
Paid-in capital..........................................................     $ 26,304,587     $  39,337,704
Accumulated net realized gains from security transactions................        1,530,780            72,781
Net unrealized appreciation on investments ..............................       13,770,459        19,295,754
                                                                             --------------   ---------------
Net assets ..............................................................     $ 41,605,826     $  58,706,239
                                                                             ==============   ===============
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ...............................     $ 38,390,936     $  55,560,703
                                                                             ==============   ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)..........................        2,488,896         2,511,439
                                                                             ==============   ===============
Net asset value and redemption price per share (Note 2)..................     $      15.42     $       22.12
                                                                             ==============   ===============
Maximum offering price per share (Note 2)................................     $      16.06     $       23.04
                                                                             ==============   ===============
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ...............................     $  3,214,890     $   3,145,536
                                                                             ==============   ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)..........................          208,694           143,890
                                                                             ==============   ===============
Net asset value, offering price and redemption price per share (Note 2)..     $      15.40     $       21.86
                                                                             ==============   ===============

See accompanying notes to financial statements.

                                                                               7


STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1999
=============================================================================================================
                                                                                 Growth/         Aggressive
                                                                                  Value            Growth
                                                                                  Fund              Fund
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost...................................................     $ 15,111,560     $   8,087,571
                                                                             ==============   ===============
   At amortized cost.....................................................     $ 15,111,808     $   8,087,609
                                                                             ==============   ===============
   At market value (Note 2)..............................................     $ 24,662,044     $  11,406,341
Cash.....................................................................           20,191             6,509
Dividends receivable.....................................................            6,641               800
Receivable for capital shares sold.......................................            9,087             6,708
Organization costs, net (Note 2).........................................            9,521             9,521
Other assets.............................................................            9,571             8,361
                                                                             --------------   ---------------
   TOTAL ASSETS..........................................................       24,717,055        11,438,240
                                                                             --------------   --------------
LIABILITIES
Payable for capital shares redeemed......................................            5,564            14,166
Payable to affiliates (Note 4)...........................................           29,120             8,470
Other accrued expenses and liabilities...................................           18,644            13,494
                                                                             --------------   ---------------
   TOTAL LIABILITIES.....................................................           53,328            36,130
                                                                             --------------   ---------------
NET ASSETS ..............................................................     $ 24,663,727     $  11,402,110
                                                                             ==============   ===============
Net assets consist of:
Paid-in capital..........................................................     $ 15,113,491     $   8,083,378
Net unrealized appreciation on investments...............................        9,550,236         3,318,732
                                                                             --------------   ---------------
Net assets...............................................................     $ 24,663,727     $  11,402,110
                                                                             ==============   ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)..........................        1,409,641           724,665
                                                                             ==============   ===============
Net asset value and redemption price per share (Note 2)..................     $      17.50     $       15.73
                                                                             ==============   ===============
Maximum offering price per share (Note 2)................................     $      18.23     $       16.39
                                                                             ==============   ===============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Year Ended March 31, 1999
=============================================================================================================
                                                                                 Utility           Equity
                                                                                  Fund              Fund
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................................     $  1,364,429     $     455,841
   Interest .............................................................          215,761           290,044
                                                                             --------------   ---------------
     TOTAL INVESTMENT INCOME ............................................        1,580,190           745,885
                                                                             --------------   ---------------
EXPENSES
   Investment advisory fees (Note 4) ....................................          326,576           375,212
   Distribution expenses, Class A (Note 4)...............................           92,716           117,348
   Distribution expenses, Class C (Note 4) ..............................           31,159            30,890
   Transfer agent fees, Class A (Note 4).................................           33,695            24,679
   Transfer agent fees, Class C (Note 4).................................           12,000            12,000
   Accounting services fees (Note 4) ....................................           36,000            39,000
   Postage and supplies..................................................           24,800            20,140
   Professional fees ....................................................           17,721            22,721
   Registration fees, Common ............................................            2,174             2,064
   Registration fees, Class A ...........................................            6,023             6,213
   Registration fees, Class C ...........................................            5,611             5,336
   Trustees' fees and expenses ..........................................           10,309            10,309
   Custodian fees .......................................................            6,671             7,679
   Reports to shareholders ..............................................            5,253             4,159
   Insurance expense ....................................................            3,995             3,295
   Other expenses .......................................................            3,945             8,244
                                                                             --------------   ---------------
     TOTAL EXPENSES .....................................................          618,648           689,289
                                                                             --------------   ---------------
NET INVESTMENT INCOME ...................................................          961,542            56,596
                                                                             --------------   ---------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ........................        2,008,632            72,685
   Net change in unrealized appreciation/depreciation on investments.....       (5,229,709)        6,891,335
                                                                             --------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ...............       (3,221,077)        6,964,020
                                                                             --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS  ..................     $ (2,259,535)    $   7,020,616
                                                                             ==============   ===============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Year Ended March 31, 1999
=============================================================================================================
                                                                                 Growth/         Aggressive
                                                                                  Value            Growth
                                                                                  Fund              Fund
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends.............................................................     $    163,717     $      41,149
   Interest..............................................................           23,256            13,153
                                                                             --------------   ---------------
     TOTAL INVESTMENT INCOME.............................................          186,973            54,302
                                                                             --------------   ---------------
EXPENSES
   Investment advisory fees (Note 4).....................................          254,571           125,575
   Distribution expenses (Note 4)........................................           57,474            19,824
   Accounting services fees (Note 4).....................................           24,000            24,000
   Professional fees.....................................................           16,540            12,940
   Transfer agent fees (Note 4)..........................................           12,491            12,250
   Trustees' fees and expenses...........................................           11,241            11,241
   Postage and supplies..................................................           11,098            10,405
   Registration fees.....................................................            8,889             8,678
   Custodian fees........................................................            8,923             5,926
   Amortization of organization costs (Note 2)...........................            6,355             6,355
   Insurance expense.....................................................            3,135             2,085
   Reports to shareholders...............................................            2,347             2,293
   Other expenses........................................................            5,674             9,769
                                                                             --------------   ---------------
     TOTAL EXPENSES......................................................          422,738           251,341
   Expenses reimbursed by the Adviser (Note 6)...........................               --            (6,473)
                                                                             --------------   ---------------
     NET EXPENSES .......................................................          422,738           244,868
                                                                             --------------   ---------------
NET INVESTMENT LOSS .....................................................         (235,765)         (190,566)
                                                                             --------------   ---------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ........................        3,987,680         1,735,380
   Net change in unrealized appreciation/depreciation on investments ....        1,438,007          (936,684)
                                                                             --------------   ---------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........................        5,425,687           798,696
                                                                             --------------   ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS  .............................     $  5,189,922     $     608,130
                                                                             --------------   ---------------

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended March 31, 1999 and 1998
=============================================================================================================
                                                              Utility                        Equity
                                                               Fund                           Fund

                                                       Year           Year            Year           Year
                                                       Ended          Ended           Ended          Ended
                                                     March 31,      March 31,       March 31,      March 31,
                                                       1999           1998            1999           1998
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income.......................   $    961,542    $  1,203,757    $    56,596    $   134,298
   Net realized gains from
     security transactions.....................      2,008,632         396,431         72,685        131,522
   Net change in unrealized appreciation/depreciation
     on investments............................     (5,229,709)     12,365,467      6,891,335      9,717,678
                                                  ------------   --------------  -------------  -------------
Net increase (decrease) in net
   assets from operations......................     (2,259,535)     13,965,655      7,020,616      9,983,498
                                                  ------------   --------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A.........       (923,626)     (1,131,462)       (56,596)     (134,305)
   From net investment income, Class C.........        (37,916)        (72,537)            --            --
   Return of capital, Class A..................             --              --         (7,701)           --
   From net realized gains on security
     transactions, Class A.....................       (441,346)       (598,344)            --       (266,654)
   From net realized gains on security
     transactions, Class C.....................        (36,559)        (49,575)            --        (29,203)
                                                  ------------   --------------  -------------  -------------
Decrease in net assets from distributions
   to shareholders.............................     (1,439,447)     (1,851,918)       (64,297)      (430,162)
                                                  ------------   --------------  -------------  -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold...................      4,525,134       6,395,680     16,146,962     27,157,778
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders...........................      1,225,189       1,560,076         63,426        393,608
   Payments for shares redeemed................     (6,425,371)    (12,764,160)    (5,648,244)   (12,645,062)
                                                  ------------   --------------  -------------  -------------
Net increase (decrease) in net assets from
   Class A share transactions..................       (675,048)     (4,808,404)    10,562,144     14,906,324
                                                  ------------   --------------  -------------  -------------

CLASS C
   Proceeds from shares sold...................        424,245         343,251        566,536        386,194
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders...........................         69,533         112,220             --         29,105
   Payments for shares redeemed................       (573,313)       (887,840)    (1,576,756)      (429,754)
                                                  ------------   --------------  -------------  -------------

Net decrease in net assets from Class C
   share transactions..........................        (79,535)       (432,369)    (1,010,220)       (14,455)
                                                  ------------   --------------  -------------  -------------
Net increase (decrease) in net assets from
   capital share transaction...................       (754,583)     (5,240,773)     9,551,924     14,891,869
                                                  ------------   --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......     (4,453,565)      6,872,964     16,508,243     24,445,205

NET ASSETS:
   Beginning of year...........................     46,059,391      39,186,427     42,197,996     17,752,791
                                                  ------------   --------------  -------------  -------------
   End of year.................................   $ 41,605,826    $ 46,059,391    $58,706,239    $42,197,996
                                                  ============   ==============  =============  =============


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended March 31,1999 and 1998
and August 31, 1997
====================================================================================================================
                                                    Growth/Value Fund             Aggressive Growth Fund

                                                 Year    Seven Months   Year       Year   Seven Months    Year
                                                 Ended       Ended      Ended      Ended      Ended       Ended
                                               March 31,   March 31,  August 31,  March 31,  March 31,  August 31,
                                                 1999       1998(A)      1997       1999      1998(A)      1997
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss.....................   $(235,765)  $(146,022)  $(214,624)  $(190,566)  $(142,331)  $(148,879)
   Net realized gains (losses) from
     security transactions.................   3,987,680   1,566,803     894,909   1,735,380     241,580    (356,478)
   Net change in unrealized
     appreciation/depreciation
     on investments........................   1,438,007     437,753   7,431,395    (936,684)   (458,321)   4,653,168
                                             ----------  ----------   ---------   ---------   ---------    ---------
Net increase (decrease) in net assets
  from operations..........................   5,189,922   1,858,534   8,111,680     608,130    (359,072)   4,147,811
                                             ----------  ----------   ---------   ---------   ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains on
      security transactions................  (4,390,836) (1,021,333)   (888,542) (1,620,482)        --       (16,180)
                                             ----------  ----------   ---------   ---------   ---------    ---------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
   Proceeds from shares sold ..............   4,555,639   6,013,814   9,367,824   3,396,790   4,724,918    5,211,479
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..........................   2,552,347     348,462     260,810     978,542         --         4,532
   Payments for shares redeemed............ (11,892,598) (5,328,293) (5,181,368) (7,456,234) (2,854,217)  (1,913,821)
                                             ----------  ----------   ---------   ---------   ---------    ---------
Net increase (decrease) in net assets from
   capital share transactions..............  (4,784,612)  1,033,983   4,447,266  (3,080,902)  1,870,701    3,302,190
                                             ----------  ----------   ---------   ---------   ---------    ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS  ..  (3,985,526)  1,871,184  11,670,404  (4,093,254)  1,511,629    7,433,821

NET ASSETS:
   Beginning of period.....................  28,649,253  26,778,069  15,107,665  15,495,364  13,983,735    6,549,914
                                             ----------  ----------   ---------   ---------   ---------    ---------
   End of period........................... $24,663,727 $28,649,253 $26,778,069 $11,402,110 $15,495,364   $13,983,735
                                            =========== =========== =========== =========== ===========   ===========

(A) Effective as of the close of business on August 29, 1997, the Growth/Value Fund and Aggressive Growth Fund were reorganized and the fiscal year-end of each Fund, subsequent to August 31, 1997, was changed to March 31 (Note 6).

See accompanying notes to financial statements.


UTILITY FUND
FINANCIAL HIGHLIGHTS - CLASS A
===============================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
===============================================================================================================
                                                                      Years Ended March 31,

                                                      1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  16.76    $  12.44    $  12.24    $  10.47     $ 10.52
                                                  ----------   ---------   ----------   ---------  ----------
Income (loss) from investment operations:
   Net investment income........................        0.38        0.43        0.46        0.47        0.43
   Net realized and unrealized gains (losses)
      on investments............................       (1.16)       4.56        0.22        1.77        (0.05)
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................       (0.78)       4.99        0.68        2.24        0.38
                                                  ----------   ---------   ----------   ---------  ----------
Less distributions:
   Dividends from net investment income.........       (0.38)      (0.43)      (0.46)      (0.47)      (0.43)
   Distributions from net realized gains........       (0.18)      (0.24)      (0.02)         --          --
                                                  ----------   ---------   ----------   ---------  ----------
Total distributions.............................       (0.56)      (0.67)      (0.48)      (0.47)      (0.43)
                                                  ----------   ---------   ----------   ---------  ----------
Net asset value at end of year..................    $  15.42    $  16.76    $  12.44    $  12.24     $ 10.47
                                                  ==========   =========   ==========   =========  ==========
Total return(A) ................................     (4.79) %     40.92%        5.61%      21.65%      3.68%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's)...............    $ 38,391    $ 42,463    $ 36,087    $ 40,424     $40,012
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets.........       1.33%       1.25%       1.25%       1.25%       1.25%

Ratio of net investment income to average
    net assets..................................       2.30%       3.03%       3.65%       3.97%       4.06%

Portfolio turnover rate ........................          4%          0%          3%         11%         17%

--------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

UTILITY FUND
FINANCIAL HIGHLIGHTS - CLASS C
=================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
=================================================================================================================
                                                                      Years Ended March 31,

                                                      1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  16.74    $  12.43    $  12.23    $  10.46     $ 10.51
                                                  ----------   ---------   ----------   ---------  ----------
Income (loss) from investment operations:
   Net investment income........................        0.18        0.31        0.35        0.37        0.35
   Net realized and unrealized gains (losses)
     on investments.............................       (1.16)       4.57        0.24        1.78        (0.04)
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................       (0.98)       4.88        0.59        2.15        0.31
                                                  ----------   ---------   ----------   ---------  ----------
Less distributions:
   Dividends from net investment income.........       (0.18)      (0.33)      (0.37)      (0.38)      (0.36)
   Distributions from net realized gains........       (0.18)      (0.24)      (0.02)         --          --
                                                  ----------   ---------   ----------   ---------  ----------
Total distributions.............................       (0.36)      (0.57)      (0.39)      (0.38)      (0.36)
                                                  ----------   ---------   ----------   ---------  ----------
Net asset value at end of year..................    $  15.40    $  16.74    $  12.43    $  12.23     $ 10.46
                                                  ==========   =========   ==========   =========  ==========
Total return(A) ................................     (5.92)%      39.91%       4.82%      20.78%       3.00%
                                                  ----------   ---------   ----------   ---------  ----------
Net assets at end of year (000's)...............    $  3,215    $  3,597    $  3,099    $  3,686     $ 3,599
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets ........       2.50%       2.00%       2.00%       2.00%       2.00%

Ratio of net investment income to average
   net assets..................................        1.13%       2.28%       2.89%       3.19%       3.41%

Portfolio turnover rate.........................          4%          0%          3%         11%         17%

------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

14

EQUITY FUND
FINANCIAL HIGHLIGHTS - CLASS A
==================================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout Each Year
==================================================================================================================
                                                                      Years Ended March 31,

                                                      1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  19.38    $  13.76    $  12.45    $   9.84     $  9.26
                                                  ----------   ---------   ----------   ---------  ----------
Income from investment operations:
   Net investment income........................        0.04        0.09        0.12        0.13        0.15
   Net realized and unrealized gains
     on investments.............................        2.73        5.76        1.35        2.60        0.59
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................        2.77        5.85        1.47        2.73        0.74
                                                  ----------   ---------   ----------   ---------  ----------
Less distributions:
   Dividends from net investment income.........       (0.03)      (0.08)      (0.12)      (0.12)      (0.16)
   Distributions from net realized gains........          --       (0.15)      (0.04)         --          --
                                                  ----------   ---------   ----------   ---------  ----------
Total distributions.............................       (0.03)      (0.23)      (0.16)      (0.12)      (0.16)
                                                  ----------   ---------   ----------   ---------  ----------
Net asset value at end of year..................    $  22.12    $  19.38    $  13.76    $  12.45     $  9.84
                                                  ==========   =========   ==========   =========  ==========

Total return(A) ................................      14.30%      42.74%      11.82%      27.90%       8.07%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's)...............    $ 55,561    $ 38,336    $ 14,983    $  8,502     $ 4,300
                                                  ==========   =========   ==========   =========  ==========

Ratio of net expenses to average net
   assets(B)....................................       1.31%       1.25%       1.25%        1.25%       1.25%

Ratio of net investment income to average
   net asset....................................       0.18%       0.53%       0.91%        1.06%       1.57%

Portfolio turnover rate.........................         10%          7%         38%          38%        159%

--------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.43%, 2.02% and 1.94% for the years ended March 31, 1997, 1996 and 1995, respectively.

See accompanying notes to financial statements.

EQUITY FUND
FINANCIAL HIGHLIGHTS - CLASS C
======================================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout Each Year
======================================================================================================================
                                                                      Years Ended March 31,

                                                      1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  19.34    $  13.77    $  12.46    $   9.86     $  9.26
                                                  ----------   ---------   ----------   ---------  ----------


Income from investment operations:
   Net investment income (loss).................       (0.19)     (0.03)        0.02        0.05        0.10
   Net realized and unrealized gains
      on investments............................        2.71        5.75        1.35        2.60        0.57
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................        2.52        5.72        1.37        2.65        0.67
                                                  ----------   ---------   ----------   ---------  ----------
Less distributions:
   Dividends from net investment income.........          --          --       (0.02)      (0.05)      (0.07)
   Distributions from net realized gains........          --       (0.15)      (0.04)         --          --
                                                  ----------   ---------   ----------   ---------  ----------
Total distributions.............................          --       (0.15)      (0.06)      (0.05)      (0.07)
                                                  ----------   ---------   ----------   ---------  ----------
Net asset value at end of year..................    $  21.86    $  19.34    $  13.77    $  12.46     $  9.86
                                                  ==========   =========   ==========   =========  ==========
Total return(A) ................................      13.03%      41.63%      11.01%      26.90%      7.32%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's)...............    $  3,146    $  3,862    $  2,770    $  2,436     $ 1,995
                                                  ==========   =========   ==========   =========  ==========
Ratio of net expenses to average net
   assets(B)....................................       2.41%       2.00%       2.00%        2.00%       2.00%

Ratio of net investment income (loss) to
   average net assets...........................      (0.92)%     (0.18)%      0.15%        0.38%       0.68%

Portfolio turnover rate.........................         10%          7%         38%          38%        159%

---------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.14%, 2.70% and 2.50% for the years ended March 31, 1997, 1996 and 1995, respectively.

See accompanying notes to financial statements.

16

GROWTH/VALUE FUND
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
======================================================================================================================
                                                       Year       Seven Months        Year          Period
                                                       Ended          Ended           Ended          Ended
                                                     March 31,      March 31,      August 31,     August 31,
                                                       1999          1998(A)          1997          1996(B)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      16.30    $      15.90    $     11.18    $     10.00
                                                  ------------   --------------  -------------  -------------
Income from investment operations:
   Net investment loss.........................          (0.17)          (0.08)         (0.13)        (0.06)(C)
   Net realized and unrealized gains
     on investments............................           4.84            1.05           5.39           1.24
                                                  ------------   --------------  -------------  -------------
Total from investment operations...............           4.67            0.97           5.26           1.18
                                                  ------------   --------------  -------------  -------------
Less distributions:
   Distributions from net realized gains.......          (3.47)          (0.57)         (0.54)           --
                                                  ------------   --------------  -------------  -------------
Net asset value at end of period...............   $      17.50    $      16.30    $     15.90    $     11.18
                                                  ============   ==============  =============  =============
Total return(D) ...............................         29.89%           6.43%         47.11%         11.80%
                                                  ============   ==============  =============  =============
Net assets at end of period (000's)............   $     24,664    $     28,649    $    26,778    $    15,108
                                                  ============   ==============  =============  =============

Ratio of net expenses to average net
   assets(E)...................................          1.66%           1.66%(F)       1.95%          1.95%(F)

Ratio of net investment loss to average
   net assets(F)...............................         (0.93)%          (0.91)%(F)     (1.03)%       (0.62)%

Portfolio turnover rate........................            59%             62%(F)         52%            21%

---------------------------------------------------------------------------------------------------------------------
(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31 (Note 7).
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been
    2.83%(F) for the period ended August 31, 1996.
(F) Annualized.

See accompanying notes to financial statements.

                                                                              17


AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
=====================================================================================================================
                                                       Year       Seven Months        Year          Period
                                                       Ended          Ended           Ended          Ended
                                                     March 31,      March 31,      August 31,     August 31,
                                                       1999          1998(A)          1997          1996(B)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      15.81    $      16.29    $     10.95    $     10.00
                                                  ------------   --------------  -------------  -------------

Income (loss) from investment operations:
   Net investment loss.........................          (0.27)          (0.15)         (0.17)         (0.11)(C)
   Net realized and unrealized gains (losses)
      on investments................................      2.67           (0.33)          5.54           1.06
                                                  ------------   --------------  -------------  -------------
Total from investment operations...............           2.40           (0.48)          5.37           0.95
                                                  ------------   --------------  -------------  -------------
Less distributions:
   Distributions from net realized gains.......          (2.48)             --          (0.03)           --
                                                  ------------   --------------  -------------  -------------
Net asset value at end of period...............   $      15.73    $      15.81    $     16.29    $     10.95
                                                  ============   ==============  =============  =============
Total return(D) ...............................         15.46%          (2.95)%        49.09%          9.50%
                                                  ============   ==============  =============  =============
Net assets at end of period (000's)............   $     11,402    $     15,495    $    13,984    $     6,550
                                                  ============   ==============  =============  =============

Ratio of net expenses to average net
   assets(E)...................................          1.95%           1.95%(F)        1.94%          1.95%(F)

Ratio of net investment loss to average
   net assets(F)...............................         (1.52)%         (1.66)%(F)      (1.57)%        (1.26)%

Portfolio turnover rate........................            93%             40%(F)          51%            16%

Amount of debt outstanding at end of period....   $         --             n/a            n/a            n/a

Average daily amount of debt outstanding during
   the period (000's)..........................   $         80             n/a            n/a            n/a

Average daily number of capital shares outstanding
   during the period (000's)...................            818             n/a            n/a            n/a

Average amount of debt per share during
   the period..................................   $       0.10             n/a            n/a            n/a

-----------------------------------------------------------------------------------------------------------------
(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31 (Note 7).
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.00%, 2.62% and 5.05%(F) for the periods ended March 31, 1999, August 31, 1997 and August 31, 1996, respectively (Note 6).
(F) Annualized.

See accompanying notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999
================================================================================
1.   ORGANIZATION
The Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund (collectively, the Funds) are each a series of Countrywide Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. The Growth/Value Fund and Aggressive Growth Fund were originally organized as series of Trans Adviser Funds, Inc. (Note 7).

The Utility Fund seeks a high level of current income. Capital appreciation is a secondary objective. The Fund invests primarily in common, preferred and convertible preferred stocks of public utilities that currently pay dividends. The Fund also invests in investment grade bonds of public utilities. The public utilities industry includes companies that produce or supply electric power, natural gas, water, sanitary services, telecommunications and other communications services (but not radio or television broadcasters) for public use or consumption.

The Equity Fund seeks long-term growth of capital, current income and growth of income by investing primarily in dividend-paying common stocks. The Fund's investment adviser, in selecting securities for purchase, employs a quantitative screening strategy, searching for securities believed to offer above market growth at below market pricing.

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuations may not reflect the prospect for accelerating earnings/cash flow growth. The Fund seeks to achieve its objective by investing primarily in common stocks but also in preferred stocks, convertible bonds and warrants of companies which, in the opinion of the Fund's investment adviser, are expected to achieve growth of investment principal over time. Investments are largely made in companies of greater than $750 million capitalization.

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund seeks growth opportunities among companies of various sizes. The Fund seeks to achieve its objective by investing primarily in common stocks, but also in preferred stocks, convertible bonds, options and warrants of companies which, in the opinion of the Fund's investment adviser, are expected to achieve growth of investment principal over time. Many of these companies are in the small to medium-sized category (companies with market capitalizations of less than $750 million at the time of purchase).

The Utility Fund and Equity Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that
(i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.
                                                                              19

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of the Utility Fund and Equity Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share. The net asset value per share of the Growth/Value Fund and Aggressive Growth Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of the Growth/Value Fund and Aggressive Growth Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price).

The redemption price per share of each Fund, including each class of shares with respect to the Utility Fund and Equity Fund, is equal to the net asset value per share. However, Class C shares of the Utility Fund and Equity Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Utility Fund and Equity Fund and annually to shareholders of the Growth/Value Fund and Aggressive Growth Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Utility Fund and Equity Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Organization costs -- Costs incurred by the Growth/Value Fund and Aggressive Growth Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments (excluding repurchase agreements) as of March 31, 1999:

-----------------------------------------------------------------------------------------------------------------
                                                                                     Growth/      Aggressive
                                                      Utility        Equity           Value         Growth
                                                       Fund           Fund            Fund           Fund
-----------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation..................   $ 14,044,227    $ 21,522,301    $ 9,754,046    $ 3,705,151
Gross unrealized depreciation..................       (273,768)     (2,226,547)      (203,810)      (386,419)
                                                  ------------   --------------  -------------  -------------
Net unrealized appreciation....................   $ 13,770,459    $ 19,295,754    $ 9,550,236    $ 3,318,732
                                                  ------------   --------------  -------------  -------------
Federal income tax cost........................   $ 27,852,815    $ 34,520,209    $15,111,808    $ 8,087,608
                                                  ------------   --------------  -------------  -------------
-----------------------------------------------------------------------------------------------------------------

Reclassification of capital accounts -- For the year ended March 31, 1999, the Growth/Value Fund and Aggressive Growth Fund reclassified net investment losses of $235,765 and $190,566, respectively, against paid-in capital on the Statements of Assets and Liabilities. The Equity Fund reclassified $7,701 of overdistributed net investment income against paid-in capital. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

3.  INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) were as follows for the year ended March 31, 1999:

------------------------------------------------------------------------------------------------------------------
                                                                                     Growth/      Aggressive
                                                      Utility        Equity           Value         Growth
                                                       Fund           Fund            Fund           Fund
------------------------------------------------------------------------------------------------------------------
Purchases of investment securities.............   $  1,721,320    $ 14,471,647    $14,983,235    $11,641,423
                                                  ============   ==============  =============  =============
Proceeds from sales and maturities of
   investment securities.......................   $  3,409,806    $  4,355,481    $26,159,764    $16,642,244
                                                  ============   ==============  =============  =============
------------------------------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES
The Chairman, President and certain other officers of the Trust are also officers of Countrywide Financial Services, Inc., or its subsidiaries which include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

MANAGEMENT AGREEMENTS
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Utility Fund and Equity Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its respective average daily net assets up to $200 million; 0.70% of such net assets from $200 million to $500 million; and 0.50% of such net assets in excess of $500 million. The Growth/Value Fund and Aggressive Growth Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its respective average daily net assets up to $50 million; 0.90% of such net assets from $50 million to $100 million; 0.80% of such net assets from $100 million to $200 million; and 0.75% of such net assets in excess of $200 million.

Mastrapasqua and Associates, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Growth/Value Fund and Aggressive Growth Fund. The Adviser (not the Funds) pays Mastrapasqua a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.60% of each Fund's respective average daily net assets up to $50 million; 0.50% of such net assets from $50 million to $100 million; 0.40% of such net assets from $100 million to $200 million; and 0.35% of such net assets in excess of $200 million.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses of the Growth/Value Fund and Aggressive Growth Fund to 1.95% of each Fund's average daily net assets.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $17 per shareholder account from each Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $3,000 from each of the Utility Fund and Equity Fund and $2,000 from each of the Growth/Value Fund and Aggressive Growth Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $5,789, $4,158, $3,390 and $7,588 from underwriting and broker commissions on the sale of shares of the Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund, respectively, for the year ended March 31, 1999. In addition, the Adviser collected $457 and $693 of contingent deferred sales loads on the redemption of Class C shares of the Utility Fund and Equity Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
Firstar Bank, N.A., which serves as the custodian for the Growth/Value Fund and Aggressive Growth Fund, was a significant shareholder of record of each Fund as of March 31, 1999. Under the terms of its Custodian Agreements, Firstar Bank receives from each Fund an asset-based fee plus certain transaction charges.

5.  Capital Share Transactions
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

----------------------------------------------------------------------------------------------------------------
                                                             Utility                        Equity
                                                              Fund                           Fund

                                                       Year           Year            Year           Year
                                                       Ended          Ended           Ended          Ended
                                                     March 31,      March 31,       March 31,      March 31,
                                                       1999           1998            1999           1998
----------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold....................................        275,492         441,718        818,011      1,675,833
Shares issued in reinvestment of distributions
   to shareholders.............................         75,229         105,777          3,351         22,496
Shares redeemed................................       (395,304)       (914,263)      (287,992)      (808,858)
                                                  ------------   --------------  -------------  -------------
Net increase (decrease) in shares outstanding..        (44,583)       (366,768)       533,370        889,471
Shares outstanding, beginning of year..........      2,533,479       2,900,247      1,978,069      1,088,598
                                                  ------------   --------------  -------------  -------------
Shares outstanding, end of year................      2,488,896       2,533,479      2,511,439      1,978,069
                                                  ============   ==============  =============  =============
CLASS C
Shares sold....................................         25,825          23,316         28,644         23,254
Shares issued in reinvestment of distributions
   to shareholders.............................          4,271           7,595             --          1,642
Shares redeemed................................        (36,290)        (65,381)       (84,439)       (26,402)
                                                  ------------   --------------  -------------  -------------
Net decrease in shares outstanding.............         (6,194)        (34,470)       (55,795)        (1,506)
Shares outstanding, beginning of year..........        214,888         249,358        199,685        201,191
                                                  ------------   --------------  -------------  -------------
Shares outstanding, end of year................        208,694         214,888        143,890        199,685
                                                   ============   ==============  =============  =============
----------------------------------------------------------------------------------------------------------------
                                                                              23


----------------------------------------------------------------------------------------------------------------
                                                      Growth/Value                   Aggressive Growth
                                                          Fund                             Fund
                                               Year   Seven Months   Year       Year   Seven Months    Year
                                               Ended      Ended      Ended      Ended      Ended       Ended
                                             March 31,  March 31,  Aug. 31,   March 31,  March 31,   Aug. 31,
                                               1999       1998       1997       1999       1998        1997
----------------------------------------------------------------------------------------------------------------
Shares sold................................   263,603    392,494     751,684    216,290    304,821    418,585
Shares issued in reinvestment of distributions
   to shareholders.........................   150,161     23,529      16,584     63,418        --        376
Shares redeemed............................  (761,516)  (343,315)   (434,401)  (535,148)  (183,404) (158,580)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net increase (decrease) in shares
   outstanding.............................  (347,752)    72,708     333,867   (255,440)   121,417   260,381
Shares outstanding, beginning of period....  1,757,393 1,684,685   1,350,818    980,105    858,688   598,307
                                            ---------- ----------  ---------  ---------  ---------  ---------
Shares outstanding, end of period..........  1,409,641 1,757,393   1,684,685    724,665    980,105   858,688
                                            ---------- ----------  ---------  ---------  ---------  ---------
-----------------------------------------------------------------------------------------------------------------

6.  BORROWINGS
The Growth/Value Fund and Aggressive Growth Fund each have a Loan Agreement with Firstar Bank, N.A., to be used for temporary or emergency purposes, including the financing of capital share redemption requests that might otherwise require the untimely disposition of securities. The Loan Agreements permit borrowings up to a maximum principal amount outstanding not to exceed the lesser of $1,500,000 for the Growth/Value Fund and $3,000,000 for the Aggressive Growth Fund or certain other amounts which are calculated based upon the amounts and composition of assets in each Fund as defined in the Loan Agreement. Each Fund agrees to pay interest on any unpaid principal balance at prevailing market rates as defined in the Loan Agreement.

As of March 31, 1999, neither Fund had outstanding borrowings under the Loan Agreement. The maximum amount outstanding during the year for the Aggressive Growth Fund was $1,400,000 at a weighted average interest rate of 7.75%. For the year ended March 31, 1999, the Aggressive Growth Fund incurred, and the Adviser reimbursed, $6,473 of interest expense on such borrowings.

7.  AGREEMENT AND PLAN OF REORGANIZATION
The Growth/Value Fund and Aggressive Growth Fund were originally organized as series of Trans Adviser Funds, Inc. (Trans Adviser), an open-end management investment company incorporated under the laws of the State of Maryland. Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, each Fund, on August 29, 1997, succeeded to the assets and liabilities of a series of Trans Adviser with the same name (the Predecessor Fund). The investment objective, policies and restrictions of each Fund and its Predecessor Fund are substantially identical.

For federal income tax purposes, the reorganization of the Growth/Value Fund and Aggressive Growth Fund qualified as a tax-free reorganization with no tax consequences to either Fund, its Predecessor Fund or their shareholders. In connection with the reorganization, the fiscal year-end of each Fund, subsequent to August 31, 1997, has been changed from August 31 to March 31.

8.  FEDERAL TAX INFORMATION (UNAUDITED)
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the year ended March 31, 1999. On October 30, 1998, the Utility Fund declared and paid a long-term capital gain distribution of $0.1820 per share. On November 16, 1998 and March 19, 1999, the Growth/Value Fund declared and paid long-term capital gain distributions of $0.5450 and $2.9234 per share, respectively. On March 19, 1999, the Aggressive Growth Fund declared and paid a long-term capital gain distribution of $2.4768 per share. As required by federal regulations, shareholders will receive notification of their portion of a Fund's taxable capital gain distribution, if any, paid during the 1999 calendar year early in 2000.

UTILITY FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999
============================================================================================================
                                                                                                    Market
COMMON STOCKS -- 91.2%                                                            Shares             Value
------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 42.0%
AES Corp.*...............................................................           45,000     $   1,676,250
Baltimore Gas & Electric Co..............................................           50,050         1,270,019
Cinergy Corp.............................................................           50,000         1,375,000
Cleco Corp...............................................................           30,000           885,000
CMS Energy Corp..........................................................           60,000         2,403,750
DPL, Inc.................................................................           75,000         1,237,500
Duke Power Co............................................................           42,000         2,294,250
FPL Group, Inc...........................................................           45,000         2,396,250
Kansas City Power & Light Co.............................................           50,000         1,231,250
Northern States Power Co.................................................           60,000         1,391,250
Scana Corp...............................................................           60,000         1,301,250
                                                                                              ---------------
                                                                                               $  17,461,769
                                                                                              ---------------
TELECOMMUNICATIONS -- 37.7%
Ameritech Corp...........................................................           50,000     $   2,893,750
AT&T Corp................................................................           30,000         2,394,375
Bell Atlantic Corp.......................................................           50,000         2,584,375
BellSouth Corp...........................................................           75,000         3,004,687
GTE Corp.................................................................           45,000         2,722,500
Lucent Technologies, Inc.................................................           19,444         2,095,091
                                                                                              ---------------
                                                                                               $  15,694,778
                                                                                              ---------------
GAS COMPANIES -- 6.6%
MCN Corp.................................................................           70,000     $   1,124,375
Oneok, Inc...............................................................           25,000           618,750
Wicor, Inc...............................................................           50,000         1,012,500
                                                                                              ---------------
                                                                                               $   2,755,625
                                                                                              ---------------
WATER COMPANIES -- 4.9%
American Water Works, Inc................................................           70,000     $   2,034,375
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $24,267,526)...................................                      $  37,946,547
                                                                                              ---------------
=============================================================================================================
                                                                                    Par             Market
CORPORATE BONDS -- 5.2%                                                            Value             Value
-------------------------------------------------------------------------------------------------------------
Dayton Power & Light Co., 8.40%, 12/01/22................................     $  1,000,000     $   1,056,165
New York Telephone Co., 9.375%, 7/15/31..................................        1,000,000         1,120,562
                                                                             --------------   ---------------

TOTAL CORPORATE BONDS (Amortized Cost $2,085,289)........................     $  2,000,000     $   2,176,727
                                                                             ==============   ---------------

                                                                              25

UTILITY FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (continued)
=============================================================================================================
                                                                                    Par             Market
COMMERCIAL PAPER -- 3.6%                                                           Value             Value
-------------------------------------------------------------------------------------------------------------
BP America, 4/01/99 (Amortized Cost $1,500,000)..........................     $  1,500,000     $   1,500,000
                                                                             ==============   ---------------

TOTAL INVESTMENT SECURITIES-- 100.0% (Amortized Cost $27,852,815)........                      $  41,623,274

LIABILITIES IN EXCESS OF OTHER ASSETS-- 0.0% ............................                            (17,448)
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $ 41,605,826
                                                                                              ===============

* Non-income producing security.

See accompanying notes to financial statements.

26

EQUITY FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999
=============================================================================================================
                                                                                                   Market
COMMON STOCKS -- 91.7%                                                            Shares             Value
-------------------------------------------------------------------------------------------------------------
CONSUMER, NON-CYCLICAL -- 28.5%
Abbott Laboratories......................................................           30,000     $   1,404,375
Albertson's, Inc.........................................................           15,000           814,687
American Home Products Corp..............................................           20,000         1,305,000
Johnson & Johnson........................................................           22,000         2,061,125
Merck & Co., Inc.........................................................           20,000         1,603,750
Newell Rubbermaid, Inc...................................................           30,000         1,425,000
PepsiCo, Inc.............................................................           35,000         1,371,563
Pfizer, Inc..............................................................           20,000         2,775,000
Procter & Gamble Co......................................................           25,000         2,448,438
Sara Lee Corp............................................................           34,000           841,500
Schering-Plough Corp.....................................................           12,000           663,750
                                                                                              ---------------
                                                                                               $  16,714,188
                                                                                              ---------------
TECHNOLOGY -- 20.3%
Compaq Computer Corp. ...................................................           40,000     $   1,267,500
Hewlett-Packard Co.......................................................           17,500         1,186,719
Intel Corp...............................................................           20,000         2,382,500
Lucent Technologies, Inc.................................................            3,888           418,932
MCI Worldcom*............................................................           22,000         1,948,375
Motorola, Inc............................................................            9,000           659,250
Northern Telecom Limited.................................................           15,000           931,875
Sun Microsystems, Inc.*..................................................           25,000         3,123,437
                                                                                              ---------------
                                                                                               $  11,918,588
                                                                                              ---------------
FINANCIAL SERVICES -- 17.1%
AFLAC, Inc...............................................................           40,000     $   2,177,500
American International Group.............................................           16,500         1,990,312
Bank of New York Co., Inc................................................           60,000         2,156,250
Freddie Mac..............................................................           30,000         1,713,750
Horace Mann Educators Corp...............................................           40,000           927,500
Wells Fargo Co...........................................................           30,000         1,051,875
                                                                                              ---------------
                                                                                               $  10,017,187
                                                                                              ---------------
CONSUMER, CYCLICAL -- 13.1%
Gap, Inc.................................................................           45,000     $   3,029,063
Mattel, Inc..............................................................           55,000         1,368,125
McDonald's Corp..........................................................           46,000         2,084,375
The Walt Disney Co.......................................................           39,000         1,213,875
                                                                                              ---------------
                                                                                               $   7,695,438
                                                                                              ---------------
ENERGY -- 4.3%
Apache Corp..............................................................           35,000     $     912,187
Enron Corp...............................................................           25,000         1,606,250
                                                                                              ---------------
                                                                                               $   2,518,437
                                                                                              ---------------
CONGLOMERATES -- 3.2%
General Electric Co......................................................           17,000     $   1,880,625
                                                                                              ---------------

INDUSTRIAL -- 2.7%
Diebold, Inc.............................................................           30,000     $     720,000
Emerson Electric Co......................................................           17,000           899,937
                                                                                              ---------------
                                                                                               $   1,619,937
                                                                                              ---------------
                                                                              27

EQUITY FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (continued)
================================================================================================================
                                                                                                    Market
COMMON STOCKS -- 91.7%                                                            Shares             Value
----------------------------------------------------------------------------------------------------------------
BASIC MATERIALS -- 2.5%
duPont (E.I.) de Nemours & Co............................................           25,000     $   1,451,563
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $34,520,209)...................................                      $  53,815,963
                                                                                              ---------------

================================================================================================================
                                                                                  Face             Market
REPURCHASE AGREEMENTS (1)-- 9.2%                                                  Value             Value
----------------------------------------------------------------------------------------------------------------
Bank One, N.A., 4.95%, dated 3/31/99, due 4/01/99,
  repurchase proceeds $5,420,745.........................................    $   5,420,000     $   5,420,000
                                                                             --------------   ---------------

TOTAL COMMON STOCKS AND REPURCHASE AGREEMENTS-- 100.9% ..................                      $  59,235,963

LIABILITIES IN EXCESS OF OTHER ASSETS--  (0.9%) .........................                           (529,724)
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  58,706,239
                                                                                              ===============

*  Non-income producing security.
(1)Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

28

GROWTH/VALUE FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999
================================================================================================================
                                                                                                    Market
COMMON STOCKS -- 92.4%                                                            Shares             Value
----------------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 52.9%
Applied Materials, Inc.*.................................................           21,000     $   1,295,438
Compuware Corp.*.........................................................           20,000           477,500
EMC Corp.*...............................................................           11,000         1,405,250
Intel Corp...............................................................           11,000         1,310,375
International Business Machines Corp.....................................            7,000         1,240,750
Lexmark International Group, Inc. - Class A*.............................            9,500         1,061,625
Novell, Inc.*............................................................           89,000         2,241,688
Oracle Corp.*............................................................           57,750         1,523,156
Sun Microsystems, Inc.*..................................................           20,000         2,498,750
                                                                                              ---------------
                                                                                               $  13,054,532
                                                                                              ---------------
HEALTH CARE -- 20.2%
Amgen, Inc.*.............................................................           10,000     $     748,750
Baxter International, Inc................................................           11,000           726,000
Becton, Dickinson and Co.................................................           10,000           383,125
Bristol-Myers Squibb Co..................................................           16,000         1,029,000
Pharmacia & Upjohn, Inc..................................................           16,000           998,000
Schering-Plough Corp.....................................................           20,000         1,106,250
                                                                                              ---------------
                                                                                               $   4,991,125
                                                                                              ---------------
ENTERTAINMENT -- 6.3%
Carnival Corp. - Class A.................................................           25,000     $   1,214,062
Marriott International, Inc. - Class A...................................           10,000           336,250
                                                                                              ---------------
                                                                                               $   1,550,312
                                                                                              ---------------
RETAIL -- 4.0%
CVS Corp.................................................................           15,000     $     712,500
Walgreen Co..............................................................            9,200           259,900
                                                                                              ---------------
                                                                                               $     972,400
                                                                                              ---------------
FINANCIAL SERVICES -- 3.3%
Concord EFS, Inc.*.......................................................           29,700     $     818,606
                                                                                              ---------------

AEROSPACE/DEFENSE -- 2.9%
General Dynamics Corp....................................................           11,200     $     719,600
                                                                                              ---------------



TRANSPORTATION -- 2.8%
AMR Corp.*...............................................................            7,500     $     439,219
MotivePower Industries, Inc.*............................................           10,000           251,250
                                                                                              ---------------
                                                                                               $     690,469
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $13,246,808)...................................                      $  22,797,044
                                                                                              ---------------

                                                                              29


GROWTH/VALUE FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (continued)
===================================================================================================================
                                                                                    Par             Market
U. S. GOVERNMENT AGENCY ISSUES-- 7.6%                                             Value             Value
-------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp. Discount Note, 4/01/99
   (Amortized Cost $1,865,000)...........................................     $   1,865,000    $   1,865,000
                                                                             --------------   ---------------

TOTAL INVESTMENT SECURITIES-- 100.0% (Amortized Cost $15,111,808) .......                      $  24,662,044

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.0% ............................                              1,683
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  24,663,727
                                                                                              ---------------

* Non-income producing security.

See accompanying notes to financial statements.

30

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999
================================================================================================================
                                                                                                    Market
COMMON STOCKS -- 97.6%                                                            Shares             Value
----------------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 52.3%
Compuware Corp.*.........................................................           25,000     $     596,875
EMC Corp.*...............................................................            5,000           638,750
Intel Corp...............................................................            4,500           536,063
Lexmark International Group, Inc. - Class A*.............................            4,500           502,875
Novell, Inc.*............................................................           50,000         1,259,375
Oracle Corp.*............................................................           16,875           445,078
Seagate Technology, Inc.*................................................           18,000           532,125
SMART Modular Technologies, Inc.*........................................           30,000           448,125
Sun Microsystems, Inc.*..................................................            5,000           624,688
Teradyne, Inc.*..........................................................            7,000           381,937
                                                                                              ---------------
                                                                                               $   5,965,891
                                                                                              ---------------
HEALTH CARE -- 24.0%
Alternative Living Services, Inc.*.......................................           10,000     $     200,000
Amgen, Inc.*.............................................................            6,000           449,250
Biogen, Inc.*............................................................            4,000           457,250
Capital Senior Living Corp.*.............................................           14,800           104,525
Chiron Corp.*............................................................           13,000           285,188
Elan Corp. plc - ADR*....................................................            3,000           209,250
Pharmacia & Upjohn, Inc..................................................            9,000           561,375
Sunrise Assisted Living, Inc.*...........................................            6,000           273,375
Watson Pharmaceuticals, Inc.*............................................            4,400           194,150
                                                                                              ---------------
                                                                                               $   2,734,363
                                                                                              ---------------
RETAIL -- 8.2%
CVS Corp.................................................................            5,500     $     261,250
Shop At Home, Inc.*......................................................           20,000           251,250
Walgreen Co..............................................................           14,800           418,100
                                                                                              ---------------
                                                                                               $     930,600
                                                                                              ---------------
ENTERTAINMENT -- 4.3%
Carnival Corp. - Class A.................................................           10,000     $     485,625

                                                                                              ---------------

TRANSPORTATION -- 3.5%
MotivePower Industries, Inc.*............................................            5,000     $     125,625
Southwest Airlines Co....................................................            9,000           272,250
                                                                                              ---------------
                                                                                               $     397,875
                                                                                              ---------------

TELECOMMUNICATIONS -- 2.9%
Uniphase Corp.*..........................................................            2,900     $     333,862
                                                                                              ---------------

FINANCIAL SERVICES -- 2.4%
Viad Corp................................................................           10,000     $     278,125
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $7,807,609) ...................................                      $  11,126,341
                                                                                              ---------------

                                                                              31


AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (continued)
================================================================================================================
                                                                                   Par             Market
U.S. GOVERNMENT AGENCY ISSUES-- 2.4%                                              Value             Value
----------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp. Discount Note, 4/01/99
   (Amortized Cost $280,000).............................................      $   280,000     $     280,000
                                                                             --------------   ---------------

TOTAL INVESTMENT SECURITIES-- 100.0% (Amortized Cost $8,087,609) ........                      $  11,406,341

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.0%) ..........................                             (4,231)
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  11,402,110
                                                                                              ---------------

* Non-income producing security.
  ADR - American depositary receipt.

See accompanying notes to financial statements.

32

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================


Logo ARTHUR ANDERSEN LLP

To the Shareholders and Board of Trustees of Countrywide Strategic Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Countrywide Strategic Trust (comprising, respectively, the Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund) as of March 31, 1999, and (i) for the Utility Fund and Equity Fund the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon and (ii) for the Growth/Value Fund and Aggressive Growth Fund the related statements of operations, statements of changes in net assets and the financial highlights for the year ended March 31, 1999, the seven-month period ended March 31, 1998 and the year ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Growth/Value Fund and Aggressive Growth Fund for the period ended August 31, 1996 were audited by other auditors whose report dated October 18, 1996, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us and referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Countrywide Strategic Trust as of March 31, 1999, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.




/s/ARTHUR ANDERSEN LLP
Cincinnati, Ohio,
April 30, 1999

PART C.         OTHER INFORMATION
------          -----------------
Item 23.          Exhibits
-------           --------

    (a)              ARTICLES OF INCORPORATION
                     Registrant's Restated Agreement and
                     Declaration of Trust with Amendment No. 1, dated May 24, 1994, Amendment No. 2, dated February 28, 1997 and Amendment No. 3, dated August 11, 1997, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 36, are hereby incorporated by reference.

     (b)             BYLAWS
                     Registrant's Bylaws with Amendments
                     adopted July 17, 1984 and April 5, 1989, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 36, are hereby incorporated by reference.

     (c)             INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV Of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

      (d)            INVESTMENT ADVISORY CONTRACTS
             (i) Registrant's Management Agreement with Countrywide Investments, Inc. for the Utility Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

             (ii)    Registrant's   Management   Agreement  with Countrywide
                     Investments, Inc. for the Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment
                     No. 32, is hereby incorporated by reference.

            (iii) Registrant's Management Agreement with Countrywide Investments, Inc. for the Growth/Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

            (iv) Registrant's Management Agreement with Countrywide Investments, Inc. for the Aggressive Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

            (v) Subadvisory Agreement between Countrywide Investments, Inc. and Mastrapasqua & Associates, Inc. for the Growth/Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

           (vi) Subadvisory Agreement between Countrywide Investments, Inc. and Mastrapasqua & Associates, Inc. for the Aggressive Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

       (e)         UNDERWRITING CONTRACTS
           (i) Registrant's Underwriting Agreement with Countrywide Investments, Inc., which was filed as an Exhibit to
                   Registrant's  Post-Effective   Amendment  No.  32,  is
                   hereby incorporated by reference.

            (ii)   Form of Underwriter's Dealer Agreement is filed herewith.

      (f)          BONUS OR PROFIT SHARING CONTRACTS
                   None.

      (g)          CUSTODIAN AGREEMENTS
          (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Utility Fund and the Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                   31, is hereby incorporated by reference.

         (ii) Custody Agreement with Firstar Bank (formerly Star Bank), the Custodian for the Growth/Value Fund and the Aggressive Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

      (h)          OTHER MATERIAL CONTRACTS
          (i) Registrant's Accounting and Pricing Services Agreement with Countrywide Fund Services, Inc. is filed herewith.

         (ii) Registrant's Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

         (iii) Administration Agreement between Countrywide Investments, Inc. and Countrywide Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

           (iv) License Agreement with Countrywide Credit Industries, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

      (i)         LEGAL OPINION
                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (j)         OTHER OPINIONS
                  Consent of  Independent  Auditors  is filed  herewith.

      (k)         OMITTED FINANCIAL STATEMENTS
                  None.

      (l)         INITIAL CAPITAL AGREEMENTS
                  Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (m)         RULE 12B-1 PLAN
           (i) Registrant's Plans of Distribution Pursuant to Rule 12b-1, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 32, are hereby incorporated by reference.

            (ii) Form of Administration Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

      (n)         FINANCIAL DATA SCHEDULE
                  Financial Data Schedules for the Utility Fund (Class A and Class C), the Equity Fund (Class A and Class C), the Growth/Value Fund and the Aggressive Growth Fund, which were filed as Exhibits to Registrant's Form N-SAR are hereby incorporated by reference.

      (o)         RULE 18f-3 PLAN
                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is hereby incorporated by reference.

Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers and Countrywide Investments, Inc.
                  (the "Adviser") in its capacity as investment adviser and principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreements and the Subadvisory Agreements provide that the Adviser (or Subadvisor) shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser (or Subadvisor) in the performance of its duties or from the reckless disregard by the Adviser (or Subadvisor) of its obligations under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Adviser (or Subadvisor) in defending a proceeding, upon the undertaking by or on behalf of the Adviser (or Subadvisor) to repay the advance unless it is ultimately determined that the Adviser is entitled to indemnification.

                  The Underwriting Agreement with the Adviser provides that the Adviser, its directors, officers, employees, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of the Adviser's duties or from the reckless disregard by any of such persons of the Adviser's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
                  ADVISERS
                  ------------------------------------------------
                  A. Countrywide Investments, Inc. (the "Adviser") is a registered investment adviser providing investment advisory services to the Registrant. The Adviser acts as the investment adviser to six series of Countrywide Tax-Free Trust and six series of Countrywide Investment Trust, both of which are registered investment companies. The Adviser acts as the subadviser to the Huntington Florida Tax-Free Money Fund series of The Huntington Funds. The Adviser provides investment advisory services to individual and institutional accounts and is a registered broker-dealer.

                      The following list sets forth the business and other connections of the directors and executive officers of the Adviser. Unless otherwise noted with an asterisk(*), the address of the corporations listed below is 312 Walnut Street, Cincinnati, Ohio 45202.

                       *The  address of each  corporation  is 4500 Park  Granada
                        Road, Calabasas, California 91302.

                  (1)    Angelo R. Mozilo - Chairman and a Director of the
                         Adviser.

                     (a) Chairman and a Trustee of Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust, registered investment companies.

                     (b) Chairman and a Director of Countrywide Home Loans, Inc.,* a residential mortgage lender, Countrywide Financial Services, Inc., a financial services company, Countrywide Fund Services,
                              Inc., a registered transfer agent,  CW Fund
                              Distributors, Inc., a registered broker-dealer, Countrywide Servicing Exchange,* a loan servicing broker and Countrywide Capital Markets, Inc.,* a holding company.

                     (c) Chairman, Director and Chief Executive Officer of Countrywide Credit Industries, Inc.,* a holding company which provides
                              residential    mortgages    and    ancillary
                              financial products and services.

                     (d) A Director of CTC Real Estate Services Corporation,* a foreclosure trustee and CCM Municipal Services, Inc.,* a tax lien purchaser.

                     (e) A Director of LandSafe, Inc.* and Chairman and a director of various subsidiaries of LandSafe, Inc. which provide residential mortgage title and closing services.

            (2)      Robert H.  Leshner - President  and a Director of the
                     Adviser.

                     (a) President and a Trustee of Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust.

                     (b) President and a Director of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc. and CW Fund Distributors, Inc.

            (3)      Andrew S. Bielanski - A Director of the Adviser.

                     (a) A Director of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc., CW Fund Distributors, Inc., Directnet Insurance Agency, Inc.,* an insurance agency, Countrywide Insurance Services, Inc.,* an insurance agency and Countrywide Insurance Group,* an insurance services holding company.

                     (b) Managing Director - Marketing of Countrywide Credit Industries, Inc. and Countrywide Home Loans, Inc.

            (4)      Thomas H. Boone - A Director of the Adviser.

                     (a)      A   Director   of   Countrywide    Financial
                              Services, Inc., Countrywide Fund Services, Inc., CW Fund Distributors, Inc., Directnet Insurance Agency, Inc., Countrywide Tax Services Corporation,* a residential mortgage tax service provider, Countrywide Lending Corporation,* a lending institution, Countrywide Insurance Services, Inc. and Countrywide Insurance Group, Inc.

                     (b) Managing Director - Portfolio Services of Countrywide Credit Industries,
                              Inc. and Managing Director - Chief Loan
                              Administration Officer of Countrywide Home
                              Loans, Inc.

                     (c) A Director and Executive Vice President of CWABS, Inc.,* an asset-backed securities issuer and CWMBS, Inc.,* a mortgage-backed securities issuer.

                     (d) CEO and a Director of CTC Real Estate Services Corporation.

                     (e) Chairman and Chief Executive Officer of Countrywide Field Services Corporation,* a foreclosure property maintenance provider.

                     (f) Chairman and Director of Countrywide Realty Partners, Inc.,* a real estate marketing firm.

                     (g) President and Director of Countrywide International Holdings, Inc.,* a holding company.

           (5)      Marshall M. Gates - A Director of the Adviser.

                     (a) A Director of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc., CW Fund Distributors, Inc., Directnet Insurance Agency, Inc., Countrywide Insurance Services, Inc. and Countrywide Insurance Group, Inc.

                     (b) Managing Director - Developing Markets of Countrywide Credit Industries, Inc. and Countrywide Home Loans, Inc.

                     (c) President and a Director of Second Charter Reinsurance Corporation,* a mortgage, property and casualty reinsurance agency and Charter Reinsurance Corporation,* a mortgage reinsurance agency.

                     (d) Chief Operating Officer and Director of Landsafe, Inc. and various LandSafe subsidiaries.

            (6) William E. Hortz - Executive Vice President and Director of Sales of the Adviser.

                     (a) Vice President of Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust

                     (b) Executive Vice President of Countrywide Financial Services, Inc.

                     (c)      President of Peregrine Asset Management (USA),
                              4 Embarcadero Center, San Francisco, California, 94111, an investment adviser, until 1998.

            (7) Maryellen Peretzky - Senior Vice President, Chief Operating Officer and Secretary of the Adviser.

                     (a) Vice President of Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust

                     (b) Senior Vice President and Secretary of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc. and CW Fund Distributors, Inc.

                     (c) Assistant Secretary of The Gannett Welsh & Kotler Funds, Firsthand Funds and the Dean Family of Funds.

             (8) John J. Goetz - First Vice President and Chief Investment Officer- Tax-Free Fixed Income of the Adviser.

             (9) Susan F. Flischel - First Vice President and Chief Investment Officer - Equity of the Adviser

            (10) Margaret D. Weinblatt - First Vice President and Chief Investment Officer-Taxable Fixed Income of the Adviser.

                     (a) President and Chief Investment Officer of Copernicus Asset Management, Ltd., 730
                              Fifth Avenue, New York, New York until 1998.

            (11) Sharon L. Karp - First Vice President-Marketing of the Adviser.

            (12) Terrie A. Wiedenheft - First Vice President, Chief Financial Officer and Treasurer of the Adviser.

                     (a) First Vice President, Chief Financial Officer and Treasurer of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc. and CW Fund Distributors, Inc.

            (13) Scott Weston - Assistant Vice President-Investments of the Adviser.

            B. Mastrapasqua & Associates, Inc. ("Mastrapasqua") is a registered investment adviser providing investment advisory services to institutions and individuals as well as the Growth/Value Fund and the Aggressive Growth Fund. The address of Mastrapasqua and its officers and directors is 814 Church Street, Suite 600, Nashville, Tennessee. The following are officers and directors of
                     Mastrapasqua:

            (1)      Frank Mastrapasqua - Chairman and Chief Executive
                     Officer

                     (a) Chairman of Management Plus Associates, Inc., a sports agency.

            (2)      Thomas A. Trantum - President

Item 27        Principal Underwriters
-------        ----------------------
                  (a) Countrywide Investments, Inc. also acts as underwriter for Countrywide Tax-Free Trust and Countrywide Investment Trust. Unless otherwise noted with an asterisk(*), the address of the persons named below is 312 Walnut Street, Cincinnati, Ohio 45202.

                           *The address is 4500 Park Granada Road, Calabasas, California 91302.

                                                  POSITION           POSITION
                                                    WITH                WITH
                  (b)      NAME                   UNDERWRITER        REGISTRANT
                           -----                  -----------        ----------
                   *       Angelo R. Mozilo         Chairman and      Chairman/
                                                    Director          Trustee

                           Robert H. Leshner        President         President/
                                                    and Director      Trustee

                    *      Andrew S. Bielanski      Director          None

                    *      Thomas H. Boone          Director          None

                    *      Marshall M. Gates        Director          None

                           Maryellen Peretzky       Senior Vice       Vice
                                                    President &       President
                                                    Secretary

                           William E. Hortz         Executive Vice    Vice
                                                    President &       President
                                                    Director of Sales

                           John J. Goetz            First Vice        None
                                                    President and
                                                    Chief
                                                    Investment
                                                    Officer - Tax-Free
                                                    Fixed Income

                           Susan F. Flischel        First Vice        None
                                                    President &
                                                    Chief Investment
                                                    Officer - Equity

                           Margaret D. Weinblatt    First Vice        None
                                                    President &
                                                    Chief Investment
                                                    Officer - Taxable
                                                    Fixed Income

                           Sharon L. Karp           First Vice        None
                                                    President-
                                                    Marketing

                           Terrie A. Wiedenheft     First Vice        None
                                                    President
                                                    & Treasurer

                           Scott Weston             Assistant Vice    None
                                                    President-
                                                    Investments

            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------
           (a)      Insofar as indemnification for liabilities arising
                    under the Securities Act of 1933 may be permitted to
                    trustees, officers and controlling persons of the
                    Registrant pursuant to the provisions of Massachusetts
                    law and the Agreement and Declaration of Trust of the
                    Registrant or the Bylaws of the Registrant, or
                    otherwise, the Registrant has been advised that in the
                    opinion of the Securities and Exchange Commission such
                    indemnification is against public policy as expressed
                    in the Act and is, therefore, unenforceable.  In the
                    event that a claim for indemnification against such
                    liabilities (other than the payment by the Registrant
                    of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding)
                    is asserted by such trustee,  officer or  controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 30th day of July, 1999.

                                              COUNTRYWIDE STRATEGIC TRUST

                                                    /s/ Tina D. Hosking
                                              By:---------------------------
                                                    Tina D. Hosking,
                                                    Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 30th day of July, 1999.


*ANGELO R. MOZILO                        Chairman
                                         and Trustee

/s/ Robert H. Leshner
---------------------                    President
ROBERT H. LESHNER                        and Trustee


/s/ Theresa M. Samocki
----------------------                   Treasurer
THERESA M. SAMOCKI


*DONALD L. BOGDON, M.D.                  Trustee

*HOWARD J. LEVINE                        Trustee

*H. JEROME LERNER                        Trustee

*FRED A. RAPPOPORT                       Trustee

*OSCAR P. ROBERTSON                      Trustee

*JOHN F. SEYMOUR, JR.                    Trustee

*SEBASTIANO STERPA                       Trustee


By: /s/ Tina D. Hosking
    -----------------
    TINA D. HOSKING
    Attorney-in-Fact*
    July 30, 1999